UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: May 31

Registrant is making a filing for 27 of its series:

Wells Fargo Growth Balanced Fund, Wells Fargo Moderate Balanced Fund, Wells Fargo C&B Large Cap Value Fund, Wells Fargo Diversified Equity Fund, Wells Fargo Emerging Growth Fund, Wells Fargo Index Fund, Wells Fargo International Value Fund, Wells Fargo Small Company Growth Fund, Wells Fargo Small Company Value Fund, Wells Fargo Core Bond Fund, Wells Fargo Real Return Fund, Wells Fargo Dynamic Target Today Fund, Wells Fargo Dynamic Target 2015 Fund, Wells Fargo Dynamic Target 2020 Fund, Wells Fargo Dynamic Target 2025 Fund, Wells Fargo Dynamic Target 2030 Fund, Wells Fargo Dynamic Target 2035 Fund, Wells Fargo Dynamic Target 2040 Fund, Wells Fargo Dynamic Target 2045 Fund, Wells Fargo Dynamic Target 2050 Fund, Wells Fargo Dynamic Target 2055 Fund, Wells Fargo Dynamic Target 2060, Wells Fargo WealthBuilder Conservative Allocation Fund, Wells Fargo WealthBuilder Equity Fund, Wells Fargo WealthBuilder Growth Allocation Fund, Wells Fargo WealthBuilder Growth Balanced Fund, and Wells Fargo WealthBuilder Moderate Balanced Fund.

Date of reporting period: February 28, 2017

ITEM 1.	INVESTMENTS

Wells Fargo Growth Balanced Fund	Portfolio of investments — February 28, 2017 (unaudited)

Security name					Value

Investment Companies : 100.08%

Affiliated Master Portfolios : 100.08%

Wells Fargo C&B Large Cap Value Portfolio					$13,284,742
Wells Fargo Core Bond Portfolio					16,503,139
Wells Fargo Diversified Large Cap Growth Portfolio					39,802,319
Wells Fargo Emerging Growth Portfolio					3,937,837
Wells Fargo Index Portfolio					39,908,891
Wells Fargo International Growth Portfolio					11,361,530
Wells Fargo International Value Portfolio					11,837,959
Wells Fargo Large Company Value Portfolio					26,595,841
Wells Fargo Managed Fixed Income Portfolio					57,767,919
Wells Fargo Real Return Portfolio					8,285,512
Wells Fargo Small Company Growth Portfolio					3,930,749
Wells Fargo Small Company Value Portfolio					7,854,245

Total Investment Companies (Cost $214,939,342)					241,070,683

		Yield	Maturity date	Principal

Short-Term Investments : 0.03%

U.S. Treasury Securities : 0.03%

U.S. Treasury Bill #(z)		0.47%	3-30-2017	$72,000	71,976

Total Short-Term Investments (Cost $71,972)					71,976

Total investments in securities (Cost $215,011,314)*	100.11%				241,142,659

Other assets and liabilities, net	(0.11)				(267,505)

Total net assets	100.00%				$240,875,154

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. The rate represents the current yield to maturity.
*	Cost for federal income tax purposes is $215,984,350 and unrealized gains (losses) consists of:

Gross unrealized gains	$25,158,309
Gross unrealized losses	0

Net unrealized gains	$25,158,309

1

Wells Fargo Growth Balanced Fund (the “Fund”)

Notes to Portfolio of investments – February 28, 2017 (unaudited)

The Fund seeks to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (an “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Since each affiliated Master Portfolio directly acquires portfolio securities, the Fund has acquired an indirect interest in those securities. As of February 28, 2017, the Fund owns the following percentage of each affiliated Master Portfolio:

Wells Fargo C&B Large Cap Value Portfolio	4%
Wells Fargo Core Bond Portfolio	0	*
Wells Fargo Diversified Large Cap Growth Portfolio	37
Wells Fargo Emerging Growth Portfolio	0	*
Wells Fargo Index Portfolio	2
Wells Fargo International Growth Portfolio	8
Wells Fargo International Value Portfolio	2
Wells Fargo Large Company Value Portfolio	36
Wells Fargo Managed Fixed Income Portfolio	49
Wells Fargo Real Return Portfolio	10
Wells Fargo Small Company Growth Portfolio	0	*
Wells Fargo Small Company Value Portfolio	4

*	The amount invested is less than 1%.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 —	quoted prices in active markets for identical securities
Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 28, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Short-term investments
U.S. Treasury securities	$71,976	$0	$0	$71,976
Investments measured at net asset value*				241,070,683

	71,976	0	0	241,142,659
Futures contracts	734	0	0	734

Total assets	$72,710	$0	$0	$241,143,393

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. At February 28, 2017, the affiliated Master Portfolios in aggregate were valued at $241,070,683, do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 28, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

The investment objective of each affiliated Master Portfolios is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo C&B Large Cap Value Portfolio	Seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal
Wells Fargo Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation.
Wells Fargo Diversified Large Cap Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Emerging Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Index Portfolio	Seeks to replicate the total return of the S&P 500 Index, before expenses
Wells Fargo International Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo International Value Portfolio	Seeks long-term capital appreciation
Wells Fargo Large Company Value Portfolio	Seeks long-term capital appreciation
Wells Fargo Managed Fixed Income Portfolio	Seeks consistent fixed-income returns
Wells Fargo Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term
Wells Fargo Small Company Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Small Company Value Portfolio	Seeks long-term capital appreciation

Derivative transactions

For the nine months ended February 28, 2017, the Fund entered into futures contracts to gain market exposure to certain asset classes consistent with an active asset allocation strategy.

At February 28, 2017, the Fund had short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at February 28, 2017	Unrealized losses
6-21-2017	Goldman Sachs	47 Short	10-Year U.S. Treasury Notes	$5,855,172	$(17,739)

Wells Fargo Moderate Balanced Fund	Portfolio of investments — February 28, 2017 (unaudited)

Security name					Value

Investment Companies : 104.33%

Affiliated Master Portfolios : 104.33%

Wells Fargo C&B Large Cap Value Portfolio					$6,339,101
Wells Fargo Core Bond Portfolio					17,114,075
Wells Fargo Diversified Large Cap Growth Portfolio					19,013,763
Wells Fargo Emerging Growth Portfolio					1,875,619
Wells Fargo Index Portfolio					19,056,112
Wells Fargo International Growth Portfolio					5,535,827
Wells Fargo International Value Portfolio					5,666,345
Wells Fargo Large Company Value Portfolio					12,691,237
Wells Fargo Managed Fixed Income Portfolio					59,906,453
Wells Fargo Real Return Portfolio					8,541,912
Wells Fargo Small Company Growth Portfolio					1,879,713
Wells Fargo Small Company Value Portfolio					3,757,063
Wells Fargo Stable Income Portfolio					28,509,711

Total Investment Companies (Cost $178,728,386)					189,886,931

		Yield	Maturity date	Principal

Short-Term Investments : 0.03%

U.S. Treasury Securities : 0.03%

U.S. Treasury Bill #(z)		0.47%	3-30-2017	$59,000	58,981

Total Short-Term Investments (Cost $58,977)					58,981

Total investments in securities (Cost $178,787,363)*	104.36%				189,945,912

Other assets and liabilities, net	(4.36)				(7,929,643)

Total net assets	100.00%				$182,016,269

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. The rate represents the current yield to maturity.
*	Cost for federal income tax purposes is $177,980,446 and unrealized gains (losses) consists of:

Gross unrealized gains	$11,965,466
Gross unrealized losses	0

Net unrealized gains	$11,965,466

1

Wells Fargo Moderate Balanced Fund (the “Fund”)

Notes to Portfolio of investments – February 28, 2017 (unaudited)

The Fund seeks to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (an “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Since each affiliated Master Portfolio directly acquires portfolio securities, the Fund has acquired an indirect interest in those securities. As of February 28, 2017, the Fund owns the following percentage of each affiliated Master Portfolio:

Wells Fargo C&B Large Cap Value Portfolio	2
Wells Fargo Core Bond Portfolio	0	*
Wells Fargo Diversified Large Cap Growth Portfolio	18
Wells Fargo Emerging Growth Portfolio	0	*
Wells Fargo Index Portfolio	1
Wells Fargo International Growth Portfolio	4
Wells Fargo International Value Portfolio	1
Wells Fargo Large Company Value Portfolio	17
Wells Fargo Managed Fixed Income Portfolio	51
Wells Fargo Real Return Portfolio	10
Wells Fargo Small Company Growth Portfolio	0	*
Wells Fargo Small Company Value Portfolio	2
Wells Fargo Stable Income Portfolio	100

*	The amount invested is less than 1%.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 28, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Short-term investments
U.S. Treasury securities	$58,981	$0	$0	$58,981
Investments measured at net asset value*				189,886,931

	58,981	0	0	189,945,912
Futures contracts	594	0	0	594

Total assets	$59,575	$0	$0	$189,946,506

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. At February 28, 2017, the affiliated Master Portfolios in aggregate were valued at $189,886,931, do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 28, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

The investment objective of each affiliated Master Portfolios is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo C&B Large Cap Value Portfolio	Seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal
Wells Fargo Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation.
Wells Fargo Diversified Large Cap Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Emerging Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Index Portfolio	Seeks to replicate the total return of the S&P 500 Index, before expenses
Wells Fargo International Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo International Value Portfolio	Seeks long-term capital appreciation
Wells Fargo Large Company Value Portfolio	Seeks long-term capital appreciation
Wells Fargo Managed Fixed Income Portfolio	Seeks consistent fixed-income returns
Wells Fargo Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term
Wells Fargo Small Company Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Small Company Value Portfolio	Seeks long-term capital appreciation
Wells Fargo Stable Income Portfolio	Seeks current income consistent with capital preservation

Derivative transactions

For the nine months ended February 28, 2017, the Fund entered into futures contracts to gain market exposure to certain asset classes consistent with an active asset allocation strategy.

At February 28, 2017, the Fund had short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at February 28, 2017	Unrealized losses
6-21-2017	Goldman Sachs	38 Short	10-Year U.S. Treasury Notes	$4,733,969	$(14,343)

Wells Fargo C&B Large Cap Value Fund	Portfolio of investments — February 28, 2017 (unaudited)

Security name		Value

Investment Companies : 100.02%

Affiliated Master Portfolios : 100.02%

Wells Fargo C&B Large Cap Value Portfolio		$324,303,868

Total Investment Companies (Cost $242,828,129)		324,303,868

Total investments in securities (Cost $242,828,129)*	100.02%	324,303,868

Other assets and liabilities, net	(0.02)	(65,257)

Total net assets	100.00%	$324,238,611

*	Cost for federal income tax purposes is $249,886,349 and unrealized gains (losses) consists of:

Gross unrealized gains	$74,417,519
Gross unrealized losses	0

Net unrealized gains	$74,417,519

1

Wells Fargo C&B Large Cap Value Fund (the “Fund”)

Notes to Portfolio of investments – February 28, 2017 (unaudited)

The Fund seeks to achieve its investment objective by investing all investable assets in a separate diversified portfolio (an “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Since the affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities. A portfolio of investments for the affiliated Master Portfolio is included with this filing. As of February 28, 2017, the Fund owns 89% of Wells Fargo C&B Large Cap Value Portfolio, the affiliated Master Portfolio.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At February 28, 2017, the Fund’s investment in Wells Fargo C&B Large Cap Value Portfolio, the affiliated Master Portfolio with a substantially identical investment objective seeking maximum long-term total returns (current income and capital appreciation), consistent with minimizing risk to principal, was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. At February 28, 2017, the affiliated Master Portfolio valued at $324,303,868 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Wells Fargo C&B Large Cap Value Portfolio	Portfolio of investments — February 28, 2017 (unaudited)

Security name	Shares	Value

Common Stocks : 95.04%

Consumer Discretionary : 14.13%

Hotels, Restaurants & Leisure : 2.70%

Brinker International Incorporated «	82,000	$3,463,680
Carnival Corporation	113,300	6,339,135

		9,802,815

Household Durables : 2.01%

Whirlpool Corporation	40,900	7,304,331

Media : 5.14%

Omnicom Group Incorporated	109,500	9,318,450
Twenty-First Century Fox Incorporated Class A	311,000	9,305,120

		18,623,570

Textiles, Apparel & Luxury Goods : 4.28%

Gildan Activewear Incorporated «	336,900	8,550,522
HanesBrands Incorporated «	347,300	6,949,473

		15,499,995

Consumer Staples : 5.98%

Beverages : 1.86%

Diageo plc ADR «	58,920	6,735,145

Personal Products : 2.54%

Unilever NV ADR «	194,800	9,219,884

Tobacco : 1.58%

Philip Morris International	52,300	5,719,005

Energy : 4.56%

Oil, Gas & Consumable Fuels : 4.56%

Chevron Corporation	31,200	3,510,000
Exxon Mobil Corporation	86,800	7,058,576
World Fuel Services Corporation	165,000	5,968,050

		16,536,626

Financials : 24.32%

Banks : 6.22%

Bank of America Corporation	177,000	4,368,360
JPMorgan Chase & Company	121,300	10,992,206
PNC Financial Services Group Incorporated	56,600	7,201,218

		22,561,784

Capital Markets : 2.68%

State Street Corporation	122,000	9,724,620

Consumer Finance : 1.36%

American Express Company	61,400	4,915,684

Diversified Financial Services : 1.96%

Berkshire Hathaway Incorporated Class B †	41,400	7,096,788

Insurance : 10.07%

Chubb Limited	64,500	8,911,965
FNF Group	265,400	10,172,782
RenaissanceRe Holdings Limited	49,800	7,352,472

1

Portfolio of investments — February 28, 2017 (unaudited)	Wells Fargo C&B Large Cap Value Portfolio

Security name	Shares	Value

Insurance (continued)
The Progressive Corporation	257,500	$10,088,850

		36,526,069

Real Estate Management & Development : 2.03%
Brookfield Asset Management Incorporated	203,700	7,351,533

Health Care : 15.47%

Health Care Equipment & Supplies : 4.56%

Abbott Laboratories	256,100	11,544,988
Becton Dickinson & Company	27,300	4,997,265

		16,542,253

Health Care Providers & Services : 7.16%

Cardinal Health Incorporated	89,400	7,274,478
Laboratory Corporation of America Holdings †	82,900	11,793,354
UnitedHealth Group Incorporated	41,600	6,879,808

		25,947,640

Pharmaceuticals : 3.75%

Allergan plc	30,500	7,467,010
Johnson & Johnson	50,200	6,134,942

		13,601,952

Industrials : 14.70%

Aerospace & Defense : 2.00%
Rockwell Collins Incorporated	75,900	7,255,281

Air Freight & Logistics : 1.70%
United Parcel Service Incorporated Class B	58,100	6,144,656

Electrical Equipment : 4.37%

AMETEK Incorporated	124,500	6,719,265
Eaton Corporation plc	127,000	9,141,460

		15,860,725

Industrial Conglomerates : 1.24%
3M Company	24,200	4,509,670

Machinery : 2.45%

Donaldson Company Incorporated	113,900	4,892,005
Parker-Hannifin Corporation	25,700	3,979,388

		8,871,393

Trading Companies & Distributors : 2.94%
AerCap Holdings NV †	235,200	10,654,560

Information Technology : 7.84%

Electronic Equipment, Instruments & Components : 0.99%
TE Connectivity Limited	48,300	3,596,901

IT Services : 4.71%

Alliance Data Systems Corporation	33,000	8,018,340
Cognizant Technology Solutions Corporation Class A †	91,800	5,440,986
The Western Union Company	184,600	3,625,544

		17,084,870

2

Wells Fargo C&B Large Cap Value Portfolio	Portfolio of investments — February 28, 2017 (unaudited)

Security name			Shares	Value

Semiconductors & Semiconductor Equipment : 2.14%
Linear Technology Corporation			119,800	$7,736,684

Materials : 6.22%

Chemicals : 2.24%
Axalta Coating Systems Limited †			279,000	8,121,690

Containers & Packaging : 3.98%

Ball Corporation			91,500	6,727,995
Crown Holdings Incorporated †			143,900	7,711,601

				14,439,596

Real Estate : 1.82%

Real Estate Management & Development : 1.82%
CBRE Group Incorporated Class A †			185,600	6,611,072

Total Common Stocks (Cost $250,685,122)				344,596,792

		Yield
Short-Term Investments : 13.33%

Investment Companies : 13.33%

Securities Lending Cash Investment LLC (l)(r)(u)		0.84%	33,306,171	33,309,501
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.48	15,028,006	15,028,006

Total Short-Term Investments (Cost $48,337,458)				48,337,507

Total investments in securities (Cost $299,022,580)*	108.37%			392,934,299
Other assets and liabilities, net	(8.37)			(30,347,083)

Total net assets	100.00%			$362,587,216

«	All or a portion of this security is on loan.
†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $300,097,160 and unrealized gains (losses) consists of:

Gross unrealized gains	$96,414,982
Gross unrealized losses	(3,577,843)

Net unrealized gains	$92,837,139

Abbreviations:
ADR	American depositary receipt
LLC	Limited liability company
plc	Public limited company

3

Wells Fargo C&B Large Cap Value Portfolio (the “Portfolio”)

Notes to Portfolio of investments – February 28, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 28, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$51,230,711	$0	$0	$51,230,711
Consumer staples	21,674,034	0	0	21,674,034
Energy	16,536,626	0	0	16,536,626
Financials	88,176,478	0	0	88,176,478
Health care	56,091,845	0	0	56,091,845
Industrials	53,296,285	0	0	53,296,285
Information technology	28,418,455	0	0	28,418,455
Materials	22,561,286	0	0	22,561,286
Real estate	6,611,072	0	0	6,611,072
Short-term investments
Investment companies	15,028,006	0	0	15,028,006
Investments measured at net asset value*				33,309,501

Total assets	$359,624,798	$0	$0	$392,934,299

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Portfolio’s investment in Securities Lending Cash Investments, LLC valued at $33,309,501 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 28, 2017, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Diversified Equity Fund	Portfolio of investments — February 28, 2017 (unaudited)

Security name		Value

Investment Companies : 101.02%

Affiliated Master Portfolios : 101.02%

Wells Fargo C&B Large Cap Value Portfolio		$16,461,614
Wells Fargo Diversified Large Cap Growth Portfolio		49,425,351
Wells Fargo Emerging Growth Portfolio		4,894,214
Wells Fargo Index Portfolio		49,449,472
Wells Fargo International Growth Portfolio		14,520,477
Wells Fargo International Value Portfolio		14,762,985
Wells Fargo Large Company Value Portfolio		32,942,294
Wells Fargo Small Company Growth Portfolio		4,899,717
Wells Fargo Small Company Value Portfolio		9,741,118

Total Investment Companies (Cost $150,313,639)		197,097,242

Total investments in securities (Cost $150,313,639)*	101.02%	197,097,242
Other assets and liabilities, net	(1.02)	(1,999,015)

Total net assets	100.00%	$195,098,227

*	Cost for federal income tax purposes is $158,193,611 and unrealized gains (losses) consists of:

Gross unrealized gains	$38,903,631
Gross unrealized losses	0

Net unrealized gains	$38,903,631

1

Wells Fargo Diversified Equity Fund (the “Fund”)

Notes to Portfolio of investments – February 28, 2017 (unaudited)

The Fund seeks to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (an “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Since each affiliated Master Portfolio directly acquires portfolio securities, the Fund has acquired an indirect interest in those securities. As of February 28, 2017, the Fund owns the following percentage of each affiliated Master Portfolio:

Wells Fargo C&B Large Cap Value Portfolio	5%
Wells Fargo Diversified Large Cap Growth Portfolio	46
Wells Fargo Emerging Growth Portfolio	1
Wells Fargo Index Portfolio	2
Wells Fargo International Growth Portfolio	10
Wells Fargo International Value Portfolio	2
Wells Fargo Large Company Value Portfolio	44
Wells Fargo Small Company Growth Portfolio	0	*
Wells Fargo Small Company Value Portfolio	4

*	The amount invested is less than 1%.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

As of February 28, 2017, each Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The affiliated Master Portfolios in aggregate were valued at $197,097,242, do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

The investment objective of each affiliated Master Portfolios is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo C&B Large Cap Value Portfolio	Seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal
Wells Fargo Diversified Large Cap Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Emerging Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Index Portfolio	Seeks to replicate the total return of the S&P 500 Index, before expenses
Wells Fargo International Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo International Value Portfolio	Seeks long-term capital appreciation
Wells Fargo Large Company Value Portfolio	Seeks long-term capital appreciation
Wells Fargo Small Company Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Small Company Value Portfolio	Seeks long-term capital appreciation

Wells Fargo Emerging Growth Fund	Portfolio of investments — February 28, 2017 (unaudited)

Security name		Value

Investment Companies : 100.11%

Affiliated Master Portfolios : 100.11%

Wells Fargo Emerging Growth Portfolio		$725,959,974

Total Investment Companies (Cost $520,872,427)		725,959,974

Total investments in securities (Cost $520,872,427)*	100.11%	725,959,974

Other assets and liabilities, net	(0.11)	(772,871)

Total net assets	100.00%	$725,187,103

*	Cost for federal income tax purposes is $525,007,199 and unrealized gains (losses) consists of:

Gross unrealized gains	$200,952,775
Gross unrealized losses	0

Net unrealized gains	$200,952,775

1

Wells Fargo Emerging Growth Fund (the “Fund”)

Notes to Portfolio of investments – February 28, 2017 (unaudited)

The Fund seeks to achieve its investment objective by investing all investable assets in a separate diversified portfolio (an “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Since the affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities. A portfolio of investments for the affiliated Master Portfolio is included with this filing. As of February 28, 2017, the Fund owns 90% of Wells Fargo Emerging Growth Portfolio, the affiliated Master Portfolio.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At February 28, 2017, the Fund’s investment in Wells Fargo Emerging Growth Portfolio, the affiliated Master Portfolio with a substantially identical investment objective seeking long-term capital appreciation, was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. At February 28, 2017, the affiliated Master Portfolio valued at $725,959,974 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Wells Fargo Index Fund	Portfolio of investments — February 28, 2017 (unaudited)

Security name		Value

Investment Companies : 103.51%

Affiliated Master Portfolios : 103.51%
Wells Fargo Index Portfolio		$2,110,392,430

Total Investment Companies (Cost $710,777,842)		2,110,392,430

Total investments in securities (Cost $710,777,842)*	103.51%	2,110,392,430

Other assets and liabilities, net	(3.51)	(71,593,659)

Total net assets	100.00%	$2,038,798,771

*	Cost for federal income tax purposes is $756,644,195 and unrealized gains (losses) consists of:

Gross unrealized gains	$1,353,748,235
Gross unrealized losses	0

Net unrealized gains	$1,353,748,235

1

Wells Fargo Index Fund (the “Fund”)

Notes to Portfolio of investments – February 28, 2017 (unaudited)

The Fund seeks to achieve its investment objective by investing all investable assets in a separate diversified portfolio (an “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Since the affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities. A portfolio of investments for the affiliated Master Portfolio is included with this filing. As of February 28, 2017, the Fund owns 95% of Wells Fargo Index Portfolio, the affiliated Master Portfolio.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Investment in the affiliated Master Portfolio is valued daily based on the Fund’s proportionate share of the affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

As of February 28, 2017, the Fund’s investment in Wells Fargo Index Portfolio, the affiliated Master Portfolio with a substantially identical investment objective seeking to replicate the total return of the S&P 500 Index (before expenses) was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. At February 28, 2017, the affiliated Master Portfolio valued at $2,110,392,430 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Wells Fargo Index Portfolio	Portfolio of investments — February 28, 2017 (unaudited)

Security name	Shares	Value

Common Stocks : 95.29%

Consumer Discretionary : 11.52%

Auto Components : 0.18%

BorgWarner Incorporated	20,813	$878,097
Delphi Automotive plc	28,155	2,143,440
The Goodyear Tire & Rubber Company	27,138	951,187

		3,972,724

Automobiles : 0.52%

Ford Motor Company	405,727	5,083,759
General Motors Company	144,203	5,312,439
Harley-Davidson Incorporated	18,377	1,036,095

		11,432,293

Distributors : 0.11%

Genuine Parts Company	15,462	1,479,868
LKQ Corporation †	31,968	1,009,549

		2,489,417

Diversified Consumer Services : 0.02%

H&R Block Incorporated	21,531	442,677

Hotels, Restaurants & Leisure : 1.49%

Carnival Corporation	43,592	2,438,972
Chipotle Mexican Grill Incorporated †	3,010	1,260,407
Darden Restaurants Incorporated	12,795	955,531
Marriott International Incorporated Class A	33,286	2,895,549
McDonald’s Corporation	86,330	11,020,025
Royal Caribbean Cruises Limited	17,400	1,672,140
Starbucks Corporation	151,298	8,604,317
Wyndham Worldwide Corporation	11,204	932,621
Wynn Resorts Limited	8,250	793,238
Yum! Brands Incorporated	36,245	2,367,523

		32,940,323

Household Durables : 0.46%

D.R. Horton Incorporated	35,279	1,128,928
Garmin Limited «	11,950	616,740
Harman International Industries Incorporated	7,247	808,910
Leggett & Platt Incorporated	13,897	683,454
Lennar Corporation Class A	20,427	996,633
Mohawk Industries Incorporated †	6,553	1,483,337
Newell Rubbermaid Incorporated	50,148	2,458,756
PulteGroup Incorporated	30,944	682,315
Whirlpool Corporation	7,808	1,394,431

		10,253,504

Internet & Direct Marketing Retail : 2.34%

Amazon.com Incorporated †	40,999	34,645,795
Expedia Incorporated	12,554	1,494,428
Netflix Incorporated †	44,613	6,340,846
The Priceline Group Incorporated †	5,130	8,844,787
TripAdvisor Incorporated †	11,882	492,747

		51,818,603

Leisure Products : 0.09%

Hasbro Incorporated	11,675	1,130,957

1

Portfolio of investments — February 28, 2017 (unaudited)	Wells Fargo Index Portfolio

Security name	Shares	Value

Leisure Products (continued)

Mattel Incorporated	35,558	$914,907

		2,045,864

Media : 2.96%

CBS Corporation Class B	40,748	2,686,108
Charter Communications Incorporated Class A †	22,510	7,272,081
Comcast Corporation Class A	495,536	18,542,957
Discovery Communications Incorporated Class A †	15,795	454,264
Discovery Communications Incorporated Class C †	22,932	643,701
Interpublic Group of Companies Incorporated	41,272	994,655
News Corporation Class A	39,704	509,005
News Corporation Class B	12,452	164,366
Omnicom Group Incorporated	24,521	2,086,737
Scripps Networks Interactive Incorporated Class A	9,903	799,865
Tegna Incorporated	22,290	571,293
The Walt Disney Company	152,207	16,756,469
Time Warner Incorporated	80,164	7,872,906
Twenty-First Century Fox Incorporated Class A	110,070	3,293,294
Twenty-First Century Fox Incorporated Class B	50,637	1,486,196
Viacom Incorporated Class B	36,112	1,569,066

		65,702,963

Multiline Retail : 0.43%

Dollar General Corporation	26,422	1,929,334
Dollar Tree Incorporated †	24,541	1,881,804
Kohl’s Corporation	18,345	781,864
Macy’s Incorporated	31,776	1,055,599
Nordstrom Incorporated «	12,073	563,326
Target Corporation	58,392	3,431,698

		9,643,625

Specialty Retail : 2.28%

Advance Auto Parts Incorporated	7,656	1,199,006
AutoNation Incorporated †	6,828	313,405
AutoZone Incorporated †	3,000	2,209,650
Bed Bath & Beyond Incorporated	15,810	638,724
Best Buy Company Incorporated	28,383	1,252,542
CarMax Incorporated †«	19,786	1,276,988
Foot Locker Incorporated	14,066	1,064,374
L Brands Incorporated	24,971	1,313,974
Lowe’s Companies Incorporated	90,426	6,724,982
O’Reilly Automotive Incorporated †	9,820	2,668,192
Ross Stores Incorporated	41,227	2,827,348
Signet Jewelers Limited «	7,233	459,946
Staples Incorporated	67,629	607,985
The Gap Incorporated	22,806	566,045
The Home Depot Incorporated	126,635	18,350,678
The TJX Companies Incorporated	67,769	5,316,478
Tiffany & Company «	11,127	1,022,237
Tractor Supply Company	13,644	967,496
ULTA Salon Cosmetics & Fragrance Incorporated †	6,095	1,666,556
Urban Outfitters Incorporated †	9,183	239,033

		50,685,639

Textiles, Apparel & Luxury Goods : 0.64%

Coach Incorporated	29,146	1,110,171
HanesBrands Incorporated «	39,290	786,193
Michael Kors Holdings Limited †	17,074	623,201
Nike Incorporated Class B	138,904	7,939,753
PVH Corporation	8,240	754,784
Ralph Lauren Corporation	5,854	464,398
Under Armour Incorporated Class A «	19,101	393,863
Under Armour Incorporated Class C †«	19,208	356,500

2

Wells Fargo Index Portfolio	Portfolio of investments — February 28, 2017 (unaudited)

Security name	Shares	Value

Textiles, Apparel & Luxury Goods (continued)

VF Corporation	34,406	$1,804,595

		14,233,458

Consumer Staples : 9.00%

Beverages : 1.92%

Brown-Forman Corporation Class B	18,961	924,538
Constellation Brands Incorporated Class A	18,475	2,934,015
Dr Pepper Snapple Group Incorporated	19,098	1,784,517
Molson Coors Brewing Company Class B	19,158	1,923,272
Monster Beverage Corporation †	42,143	1,746,406
PepsiCo Incorporated	149,092	16,456,775
The Coca-Cola Company	403,523	16,931,825

		42,701,348

Food & Staples Retailing : 1.92%

Costco Wholesale Corporation	45,442	8,051,414
CVS Health Corporation	110,863	8,933,341
Sysco Corporation	52,308	2,757,678
The Kroger Company	98,153	3,121,265
Wal-Mart Stores Incorporated	156,544	11,103,666
Walgreens Boots Alliance Incorporated	88,965	7,684,797
Whole Foods Market Incorporated	33,101	1,015,208

		42,667,369

Food Products : 1.50%

Archer Daniels Midland Company	59,816	2,809,558
Campbell Soup Company	20,142	1,195,428
ConAgra Foods Incorporated	43,233	1,781,632
General Mills Incorporated	61,478	3,711,427
Hormel Foods Corporation	28,057	989,009
Kellogg Company	26,265	1,945,449
McCormick & Company Incorporated	11,909	1,172,084
Mead Johnson Nutrition Company	19,203	1,685,831
Mondelez International Incorporated Class A	160,551	7,051,400
The Hershey Company	14,500	1,571,075
The J.M. Smucker Company	12,104	1,715,500
The Kraft Heinz Company	62,006	5,674,169
Tyson Foods Incorporated Class A	30,205	1,889,625

		33,192,187

Household Products : 1.81%

Church & Dwight Company Incorporated	26,883	1,339,849
Colgate-Palmolive Company	92,401	6,743,425
Kimberly-Clark Corporation	37,232	4,935,102
The Clorox Company	13,384	1,831,065
The Procter & Gamble Company	278,186	25,334,399

		40,183,840

Personal Products : 0.13%

Coty Incorporated Class A	48,878	917,929
The Estee Lauder Companies Incorporated Class A	23,107	1,914,415

		2,832,344

Tobacco : 1.72%

Altria Group Incorporated	202,743	15,189,506
Philip Morris International	161,272	17,635,093
Reynolds American Incorporated	85,967	5,292,988

		38,117,587

3

Portfolio of investments — February 28, 2017 (unaudited)	Wells Fargo Index Portfolio

Security name	Shares	Value

Energy : 6.31%

Energy Equipment & Services : 1.06%

Baker Hughes Incorporated	43,952	$2,649,427
Halliburton Company	89,865	4,804,183
Helmerich & Payne Incorporated «	11,246	768,889
National Oilwell Varco Incorporated	39,263	1,587,010
Schlumberger Limited	144,635	11,622,869
TechnipFMC plc †	48,869	1,579,446
Transocean Limited †«	40,469	559,282

		23,571,106

Oil, Gas & Consumable Fuels : 5.25%

Anadarko Petroleum Corporation	58,101	3,756,230
Apache Corporation	39,444	2,074,360
Cabot Oil & Gas Corporation	48,355	1,058,975
Chesapeake Energy Corporation †«	77,490	422,321
Chevron Corporation	196,245	22,077,563
Cimarex Energy Company	9,872	1,241,108
Concho Resources Incorporated †	15,183	2,010,988
ConocoPhillips	128,805	6,127,254
Devon Energy Corporation	54,431	2,360,128
EOG Resources Incorporated	59,926	5,812,223
EQT Corporation	17,959	1,075,565
Exxon Mobil Corporation	431,074	35,054,938
Hess Corporation	27,721	1,425,968
Kinder Morgan Incorporated	199,578	4,253,007
Marathon Oil Corporation	88,073	1,409,168
Marathon Petroleum Corporation	54,870	2,721,552
Murphy Oil Corporation	16,827	476,036
Newfield Exploration Company †	20,505	747,612
Noble Energy Incorporated	44,564	1,622,575
Occidental Petroleum Corporation	79,442	5,207,423
ONEOK Incorporated	21,885	1,182,884
Phillips 66 Company	46,024	3,598,617
Pioneer Natural Resources Company	17,644	3,281,255
Range Resources Corporation	19,526	539,308
Southwestern Energy Company †	51,020	383,160
Tesoro Corporation	12,150	1,035,059
The Williams Companies Incorporated	84,811	2,403,544
Valero Energy Corporation	47,057	3,197,523

		116,556,344

Financials : 14.09%

Banks : 6.42%

Bank of America Corporation	1,050,482	25,925,896
BB&T Corporation	84,353	4,067,502
Citigroup Incorporated	296,247	17,718,533
Citizens Financial Group Incorporated	53,213	1,988,570
Comerica Incorporated	17,908	1,276,482
Fifth Third Bancorp	78,551	2,155,439
Huntington Bancshares Incorporated	112,770	1,594,568
JPMorgan Chase & Company	371,983	33,709,099
KeyCorp	112,347	2,108,753
M&T Bank Corporation	16,118	2,691,222
People’s United Financial Incorporated	32,371	621,523
PNC Financial Services Group Incorporated	50,575	6,434,657
Regions Financial Corporation	127,967	1,954,056
SunTrust Banks Incorporated	51,021	3,035,239
US Bancorp	166,090	9,134,950
Wells Fargo & Company (l)	469,889	27,197,175
Zions Bancorporation	21,178	950,892

		142,564,556

4

Wells Fargo Index Portfolio	Portfolio of investments — February 28, 2017 (unaudited)

Security name	Shares	Value

Capital Markets : 2.71%

Affiliated Managers Group Incorporated	5,699	$957,033
Ameriprise Financial Incorporated	16,430	2,160,545
Bank of New York Mellon Corporation	109,917	5,181,487
BlackRock Incorporated	12,636	4,895,945
CBOE Holdings Incorporated	9,491	740,773
Charles Schwab Corporation	125,409	5,067,778
CME Group Incorporated	35,278	4,284,866
E*TRADE Financial Corporation †	28,458	982,086
Franklin Resources Incorporated	36,070	1,552,453
Goldman Sachs Group Incorporated	38,444	9,536,419
Intercontinental Exchange Incorporated	61,924	3,537,718
Invesco Limited	42,470	1,367,109
Moody’s Corporation	17,292	1,925,810
Morgan Stanley	149,912	6,846,481
Northern Trust Corporation	22,127	1,932,793
S&P Global Incorporated	26,935	3,487,274
State Street Corporation	37,694	3,004,589
T. Rowe Price Group Incorporated	25,306	1,802,040
The NASDAQ OMX Group Incorporated	11,850	842,654

		60,105,853

Consumer Finance : 0.79%

American Express Company	79,923	6,398,635
Capital One Financial Corporation	50,138	4,705,953
Discover Financial Services	41,000	2,916,740
Navient Corporation	31,509	485,554
Synchrony Financial	81,522	2,954,357

		17,461,239

Diversified Financial Services : 1.57%

Berkshire Hathaway Incorporated Class B †	197,399	33,838,137
Leucadia National Corporation	33,684	896,668

		34,734,805

Insurance : 2.60%

AFLAC Incorporated	42,425	3,069,449
American International Group Incorporated	101,438	6,483,917
Aon plc	27,350	3,163,028
Arthur J. Gallagher & Company	18,498	1,053,461
Assurant Incorporated	5,927	586,773
Chubb Limited	48,375	6,683,974
Cincinnati Financial Corporation	15,585	1,137,082
Lincoln National Corporation	23,760	1,667,002
Loews Corporation	28,724	1,349,454
Marsh & McLennan Companies Incorporated	53,599	3,938,455
MetLife Incorporated	114,262	5,991,899
Principal Financial Group Incorporated	27,813	1,739,425
Prudential Financial Incorporated	44,701	4,941,249
The Allstate Corporation	38,282	3,145,249
The Hartford Financial Services Group Incorporated	39,268	1,919,813
The Progressive Corporation	60,326	2,363,573
The Travelers Companies Incorporated	29,530	3,609,747
Torchmark Corporation	11,472	889,424
Unum Group	24,130	1,178,268
Willis Towers Watson plc	13,363	1,716,210
XL Group Limited	27,970	1,132,505

		57,759,957

Health Care : 13.40%

Biotechnology : 2.75%

AbbVie Incorporated	168,939	10,447,188
Alexion Pharmaceuticals Incorporated †	23,312	3,059,700

5

Portfolio of investments — February 28, 2017 (unaudited)	Wells Fargo Index Portfolio

Security name	Shares	Value

Biotechnology (continued)

Amgen Incorporated	77,335	$13,651,948
Biogen Idec Incorporated	22,618	6,527,555
Celgene Corporation †	80,587	9,953,300
Gilead Sciences Incorporated	136,958	9,652,800
Incyte Corporation †	18,213	2,424,150
Regeneron Pharmaceuticals Incorporated †	7,859	2,935,337
Vertex Pharmaceuticals Incorporated †	25,785	2,336,637

		60,988,615

Health Care Equipment & Supplies : 2.45%

Abbott Laboratories	178,920	8,065,714
Baxter International Incorporated	50,889	2,591,268
Becton Dickinson & Company	22,072	4,040,280
Boston Scientific Corporation †	141,555	3,475,175
C.R. Bard Incorporated	7,643	1,874,369
Danaher Corporation	63,278	5,413,433
Dentsply Sirona Incorporated	24,001	1,524,544
Edwards Lifesciences Corporation †	22,227	2,090,227
Hologic Incorporated †	28,922	1,173,655
IDEXX Laboratories Incorporated †	9,321	1,350,986
Intuitive Surgical Incorporated †	4,028	2,968,636
Medtronic plc	142,737	11,548,851
Stryker Corporation	32,309	4,153,645
The Cooper Companies Incorporated	5,067	1,009,042
Varian Medical Systems Incorporated	9,711	814,656
Zimmer Biomet Holdings Incorporated	20,822	2,437,840

		54,532,321

Health Care Providers & Services : 2.56%

Aetna Incorporated	36,478	4,696,907
AmerisourceBergen Corporation	17,389	1,591,267
Anthem Incorporated	27,386	4,513,761
Cardinal Health Incorporated	33,272	2,707,343
Centene Corporation †	17,765	1,252,433
CIGNA Corporation	26,690	3,974,141
DaVita HealthCare Partners Incorporated †	16,417	1,139,504
Envision Healthcare Corporation †	12,196	853,720
Express Scripts Holding Company †	64,102	4,528,806
HCA Holdings Incorporated †	30,382	2,650,526
Henry Schein Incorporated †	8,368	1,435,614
Humana Incorporated	15,500	3,274,375
Laboratory Corporation of America Holdings †	10,707	1,523,178
McKesson Corporation	22,044	3,309,466
Patterson Companies Incorporated	8,662	393,688
Quest Diagnostics Incorporated	14,412	1,404,305
UnitedHealth Group Incorporated	98,947	16,363,855
Universal Health Services Incorporated Class B	9,322	1,170,843

		56,783,732

Health Care Technology : 0.08%

Cerner Corporation †	31,411	1,728,861

Life Sciences Tools & Services : 0.63%

Agilent Technologies Incorporated	33,722	1,729,939
Illumina Incorporated †	15,271	2,556,365
Mettler-Toledo International Incorporated †	2,728	1,299,128
PerkinElmer Incorporated	11,388	617,913
Thermo Fisher Scientific Incorporated	41,065	6,475,129
Waters Corporation †	8,377	1,298,351

		13,976,825

Pharmaceuticals : 4.93%

Allergan plc	38,992	9,546,021
Bristol-Myers Squibb Company	173,735	9,852,512

6

Wells Fargo Index Portfolio	Portfolio of investments — February 28, 2017 (unaudited)

Security name	Shares	Value

Pharmaceuticals (continued)

Eli Lilly & Company	100,991	$8,363,065
Endo International plc †	20,621	281,477
Johnson & Johnson	282,816	34,562,943
Mallinckrodt plc †	11,005	576,882
Merck & Company Incorporated	286,622	18,879,791
Mylan NV †	47,840	2,002,104
Perrigo Company plc «	14,905	1,114,447
Pfizer Incorporated	630,843	21,524,363
Zoetis Incorporated	51,337	2,736,775

		109,440,380

Industrials : 9.71%

Aerospace & Defense : 2.17%

Arconic Incorporated	45,582	1,312,306
General Dynamics Corporation	29,757	5,648,176
L-3 Technologies Incorporated	8,037	1,352,788
Lockheed Martin Corporation	26,193	6,982,530
Northrop Grumman Corporation	18,324	4,527,677
Raytheon Company	30,526	4,705,583
Rockwell Collins Incorporated	13,541	1,294,384
Textron Incorporated	28,090	1,328,657
The Boeing Company	59,667	10,753,783
TransDigm Group Incorporated	5,213	1,325,145
United Technologies Corporation	79,606	8,959,655

		48,190,684

Air Freight & Logistics : 0.66%

C.H. Robinson Worldwide Incorporated	14,721	1,183,127
Expeditors International of Washington Incorporated	18,751	1,057,181
FedEx Corporation	25,417	4,904,973
United Parcel Service Incorporated Class B	71,663	7,579,079

		14,724,360

Airlines : 0.61%

Alaska Air Group Incorporated	12,815	1,253,563
American Airlines Group Incorporated	53,862	2,497,042
Delta Air Lines Incorporated	76,552	3,822,241
Southwest Airlines Company	63,995	3,698,911
United Continental Holdings Incorporated †	30,015	2,223,811

		13,495,568

Building Products : 0.31%

Allegion plc	9,969	723,650
Fortune Brands Home & Security Incorporated	16,041	927,651
Johnson Controls International plc	97,378	4,084,033
Masco Corporation	34,130	1,152,911

		6,888,245

Commercial Services & Supplies : 0.29%

Cintas Corporation	8,945	1,055,599
Republic Services Incorporated	24,032	1,488,782
Stericycle Incorporated †	8,845	733,074
Waste Management Incorporated	42,273	3,099,456

		6,376,911

Construction & Engineering : 0.09%

Fluor Corporation	14,476	801,826
Jacobs Engineering Group Incorporated	12,553	708,115

7

Portfolio of investments — February 28, 2017 (unaudited)	Wells Fargo Index Portfolio

Security name	Shares	Value

Construction & Engineering (continued)

Quanta Services Incorporated †	15,718	$586,596

		2,096,537

Electrical Equipment : 0.53%

Acuity Brands Incorporated	4,583	968,388
AMETEK Incorporated	24,059	1,298,464
Eaton Corporation plc	46,957	3,379,965
Emerson Electric Company	66,821	4,015,942
Rockwell Automation Incorporated	13,330	2,014,163

		11,676,922

Industrial Conglomerates : 2.31%

3M Company	62,526	11,651,720
General Electric Company	919,637	27,414,379
Honeywell International Incorporated	79,228	9,863,886
Roper Industries Incorporated	10,545	2,206,014

		51,135,999

Machinery : 1.41%

Caterpillar Incorporated	60,822	5,879,055
Cummins Incorporated	16,027	2,379,849
Deere & Company	30,071	3,292,474
Dover Corporation	16,149	1,293,535
Flowserve Corporation	13,561	629,908
Fortive Corporation	31,269	1,802,658
Illinois Tool Works Incorporated	32,840	4,335,208
Ingersoll-Rand plc	26,855	2,131,213
Paccar Incorporated	36,440	2,434,556
Parker-Hannifin Corporation	13,868	2,147,321
Pentair plc	17,382	1,009,199
Snap-on Incorporated	6,032	1,023,449
Stanley Black & Decker Incorporated	15,665	1,991,805
Xylem Incorporated	18,649	897,390

		31,247,620

Professional Services : 0.25%

Dun & Bradstreet Corporation	3,824	403,585
Equifax Incorporated	12,450	1,632,320
Nielsen Holdings plc	34,928	1,549,406
Robert Half International Incorporated	13,398	646,320
Verisk Analytics Incorporated †	16,189	1,342,392

		5,574,023

Road & Rail : 0.90%

CSX Corporation	97,372	4,728,384
J.B. Hunt Transport Services Incorporated	9,097	893,052
Kansas City Southern	11,184	991,238
Norfolk Southern Corporation	30,349	3,673,139
Ryder System Incorporated	5,558	423,242
Union Pacific Corporation	85,671	9,247,328

		19,956,383

Trading Companies & Distributors : 0.18%

Fastenal Company	30,047	1,503,251
United Rentals Incorporated †	8,756	1,121,031
W.W. Grainger Incorporated	5,697	1,412,628

		4,036,910

8

Wells Fargo Index Portfolio	Portfolio of investments — February 28, 2017 (unaudited)

Security name	Shares	Value

Information Technology : 20.49%

Communications Equipment : 1.02%

Cisco Systems Incorporated	521,835	$17,836,320
F5 Networks Incorporated †	6,790	972,803
Harris Corporation	12,919	1,419,798
Juniper Networks Incorporated	39,537	1,107,036
Motorola Solutions Incorporated	17,253	1,362,469

		22,698,426

Electronic Equipment, Instruments & Components : 0.37%

Amphenol Corporation Class A	32,068	2,219,426
Corning Incorporated	98,886	2,730,242
FLIR Systems Incorporated	14,152	519,520
TE Connectivity Limited	36,940	2,750,922

		8,220,110

Internet Software & Services : 4.24%

Akamai Technologies Incorporated †	18,016	1,127,802
Alphabet Incorporated Class A †	30,780	26,006,945
Alphabet Incorporated Class C †	30,852	25,397,675
eBay Incorporated †	108,080	3,663,912
Facebook Incorporated Class A †	243,343	32,982,710
VeriSign Incorporated †«	9,458	780,001
Yahoo! Incorporated †	91,252	4,166,566

		94,125,611

IT Services : 3.57%

Accenture plc Class A	64,485	7,899,413
Alliance Data Systems Corporation	6,004	1,458,852
Automatic Data Processing Incorporated	46,902	4,813,083
Cognizant Technology Solutions Corporation Class A †	63,070	3,738,159
CSRA Incorporated	15,120	450,878
Fidelity National Information Services Incorporated	34,122	2,807,217
Fiserv Incorporated †	22,564	2,603,886
Global Payments Incorporated	15,978	1,273,287
International Business Machines Corporation	89,951	16,174,989
MasterCard Incorporated Class A	98,951	10,930,127
Paychex Incorporated	33,460	2,055,113
PayPal Holdings Incorporated †	116,658	4,899,636
Teradata Corporation †	13,504	419,974
Total System Services Incorporated	17,198	936,947
Visa Incorporated Class A	194,147	17,073,287
Western Union Company	50,404	989,935
Xerox Corporation	88,526	658,633

		79,183,416

Semiconductors & Semiconductor Equipment : 3.13%

Analog Devices Incorporated	32,036	2,624,709
Applied Materials Incorporated	112,366	4,069,897
Broadcom Limited	41,305	8,712,464
First Solar Incorporated †«	8,102	293,211
Intel Corporation	492,648	17,833,858
KLA-Tencor Corporation	16,250	1,464,450
Lam Research Corporation	16,927	2,006,527
Linear Technology Corporation	24,987	1,613,660
Microchip Technology Incorporated	22,457	1,628,582
Micron Technology Incorporated †	107,303	2,515,182
NVIDIA Corporation	56,032	5,686,127
Qorvo Incorporated †	13,278	877,676
QUALCOMM Incorporated	153,532	8,671,487
Skyworks Solutions Incorporated	19,317	1,831,445
Texas Instruments Incorporated	103,903	7,961,048

9

Portfolio of investments — February 28, 2017 (unaudited)	Wells Fargo Index Portfolio

Security name	Shares	Value

Semiconductors & Semiconductor Equipment (continued)

Xilinx Incorporated	26,250	$1,544,025

		69,334,348

Software : 4.20%

Activision Blizzard Incorporated	71,081	3,207,886
Adobe Systems Incorporated †	51,690	6,116,995
Autodesk Incorporated †	20,360	1,757,068
CA Incorporated	32,578	1,051,292
Citrix Systems Incorporated	16,214	1,280,095
Electronic Arts Incorporated †	31,370	2,713,505
Intuit Incorporated	25,348	3,179,653
Microsoft Corporation	808,296	51,714,778
Oracle Corporation	311,563	13,269,468
Red Hat Incorporated †	18,670	1,546,063
Salesforce.com Incorporated †	66,360	5,398,386
Symantec Corporation	64,808	1,851,565

		93,086,754

Technology Hardware, Storage & Peripherals : 3.96%

Apple Incorporated	554,327	75,937,256
Hewlett Packard Enterprise Company	173,191	3,952,219
HP Incorporated	177,856	3,089,359
NetApp Incorporated	28,627	1,197,467
Seagate Technology plc	30,617	1,475,433
Western Digital Corporation	29,677	2,281,568

		87,933,302

Materials : 2.70%

Chemicals : 2.00%

Air Products & Chemicals Incorporated	22,597	3,174,201
Albemarle Corporation	11,693	1,186,956
CF Industries Holdings Incorporated	24,234	761,432
E.I. du Pont de Nemours & Company	90,373	7,097,895
Eastman Chemical Company	15,256	1,224,294
Ecolab Incorporated	27,278	3,381,654
FMC Corporation	13,913	801,667
International Flavors & Fragrances Incorporated	8,257	1,037,905
LyondellBasell Industries NV Class A	34,739	3,169,586
Monsanto Company	45,531	5,182,794
PPG Industries Incorporated	27,444	2,811,089
Praxair Incorporated	29,668	3,521,888
The Dow Chemical Company	116,507	7,253,726
The Mosaic Company	36,410	1,135,628
The Sherwin-Williams Company	8,403	2,592,662

		44,333,377

Construction Materials : 0.14%

Martin Marietta Materials Incorporated	6,598	1,424,838
Vulcan Materials Company	13,754	1,658,870

		3,083,708

Containers & Packaging : 0.30%

Avery Dennison Corporation	9,251	746,648
Ball Corporation	18,172	1,336,187
International Paper Company	42,748	2,252,820
Sealed Air Corporation	20,096	934,062
WestRock Company	26,104	1,402,307

		6,672,024

10

Wells Fargo Index Portfolio	Portfolio of investments — February 28, 2017 (unaudited)

Security name	Shares	Value

Metals & Mining : 0.26%

Freeport-McMoRan Incorporated †	137,721	$1,845,461
Newmont Mining Corporation	55,175	1,889,192
Nucor Corporation	33,108	2,071,568

		5,806,221

Real Estate : 2.72%

Equity REITs : 2.67%

American Tower Corporation	44,253	5,079,802
Apartment Investment & Management Company Class A	16,310	758,904
AvalonBay Communities Incorporated	14,276	2,623,643
Boston Properties Incorporated	15,986	2,222,534
Crown Castle International Corporation	37,487	3,506,159
Digital Realty Trust Incorporated	16,523	1,784,484
Equinix Incorporated	7,420	2,790,439
Equity Residential Company Limited	38,013	2,397,480
Essex Property Trust Incorporated	6,811	1,598,542
Extra Space Storage Incorporated	13,079	1,035,726
Federal Realty Investment Trust	7,463	1,050,268
GGP Incorporated	60,703	1,509,077
HCP Incorporated	48,608	1,593,856
Host Hotels & Resorts Incorporated	76,914	1,383,683
Iron Mountain Incorporated	25,470	925,835
Kimco Realty Corporation	44,184	1,071,462
Mid-America Apartment Communities Incorporated	11,802	1,212,419
Prologis Incorporated	54,953	2,805,351
Public Storage Incorporated	15,506	3,526,995
Realty Income Corporation	26,883	1,647,390
Simon Property Group Incorporated	32,666	6,023,610
SL Green Realty Corporation	10,533	1,186,858
The Macerich Company	12,551	845,686
UDR Incorporated	27,782	1,014,043
Ventas Incorporated	36,812	2,394,621
Vornado Realty Trust	17,878	1,964,256
Welltower Incorporated	37,687	2,652,411
Weyerhaeuser Company	77,765	2,622,236

		59,227,770

Real Estate Management & Development : 0.05%

CBRE Group Incorporated Class A †	31,205	1,111,522

Telecommunication Services : 2.31%

Diversified Telecommunication Services : 2.31%

AT&T Incorporated	638,395	26,678,527
CenturyLink Incorporated «	56,832	1,378,744
Frontier Communications Corporation «	121,944	357,296
Level 3 Communications Incorporated †	30,308	1,735,133
Verizon Communications Incorporated	423,791	21,032,747

		51,182,447

Utilities : 3.04%

Electric Utilities : 1.90%

Alliant Energy Corporation	23,650	933,702
American Electric Power Company Incorporated	51,116	3,423,239
Duke Energy Corporation	71,620	5,912,231
Edison International	33,870	2,700,794
Entergy Corporation	18,621	1,427,486
Eversource Energy	32,976	1,934,372
Exelon Corporation	95,980	3,523,426
FirstEnergy Corporation	44,259	1,435,319
NextEra Energy Incorporated	48,575	6,363,325
PG&E Corporation	52,567	3,508,847

11

Portfolio of investments — February 28, 2017 (unaudited)	Wells Fargo Index Portfolio

Security name				Shares	Value

Electric Utilities (continued)

Pinnacle West Capital Corporation				11,571	$951,020
PPL Corporation				70,651	2,605,609
The Southern Company				101,877	5,177,389
Xcel Energy Incorporated				52,805	2,308,107

					42,204,866

Independent Power & Renewable Electricity Producers : 0.06%

AES Corporation				68,525	789,408
NRG Energy Incorporated				32,792	543,036

					1,332,444

Multi-Utilities : 1.01%

Ameren Corporation				25,223	1,379,446
CenterPoint Energy Incorporated				44,772	1,223,171
CMS Energy Corporation				29,015	1,291,748
Consolidated Edison Incorporated				31,678	2,440,473
Dominion Resources Incorporated				65,155	5,058,634
DTE Energy Company				18,653	1,891,041
NiSource Incorporated				33,551	802,204
Public Service Enterprise Group Incorporated				52,591	2,418,134
SCANA Corporation				14,857	1,030,333
Sempra Energy				25,995	2,866,989
WEC Energy Group Incorporated				32,810	1,977,459

					22,379,632

Water Utilities : 0.07%

American Water Works Company Incorporated				18,505	1,443,390

Total Common Stocks (Cost $864,174,961)					2,114,319,889

		Yield

Short-Term Investments : 1.81%

Investment Companies : 1.74%

Securities Lending Cash Investment LLC (l)(r)(u)		0.84%		11,539,201	11,540,355
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.48		27,088,261	27,088,261

					38,628,616

			Maturity date	Principal

U.S. Treasury Securities : 0.07%

U.S. Treasury Bill (z)#		0.45	3-16-2017	$165,000	164,970
U.S. Treasury Bill (z)#		0.48	5-25-2017	491,000	490,367
U.S. Treasury Bill (z)#		0.49	4-6-2017	331,000	330,852
U.S. Treasury Bill (z)#		0.50	5-18-2017	605,000	604,289

					1,590,478

Total Short-Term Investments (Cost $40,218,528)					40,219,094

Total investments in securities (Cost $904,393,489)*	97.10%				2,154,538,983

Other assets and liabilities, net	2.90				64,267,923

Total net assets	100.00%				$2,218,806,906

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
(z)	Zero coupon security. The rate represents the current yield to maturity.

12

Wells Fargo Index Portfolio	Portfolio of investments — February 28, 2017 (unaudited)

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $906,664,796 and unrealized gains (losses) consists of:

Gross unrealized gains	$1,268,994,412
Gross unrealized losses	(21,120,225)

Net unrealized gains	$1,247,874,187

Abbreviations:
LLC	Limited liability company
plc	Public limited company
REIT	Real estate investment trust

13

Wells Fargo Index Portfolio (the “Portfolio”)

Notes to Portfolio of investments – February 28, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”) , an affiliate of Funds Management and an indirect wholly owned subsidiary by Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Futures contracts

The Portfolio is subject to equity price risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 28, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$255,661,090	$0	$0	$255,661,090
Consumer staples	199,694,675	0	0	199,694,675
Energy	140,127,450	0	0	140,127,450
Financials	312,626,410	0	0	312,626,410
Health care	297,450,734	0	0	297,450,734
Industrials	215,400,162	0	0	215,400,162
Information technology	454,581,967	0	0	454,581,967
Materials	59,895,330	0	0	59,895,330
Real estate	60,339,292	0	0	60,339,292
Telecommunication services	51,182,447	0	0	51,182,447
Utilities	67,360,332	0	0	67,360,332
Short-term investments
Investment companies	27,088,261	0	0	27,088,261
U.S. Treasury securities	1,590,478	0	0	1,590,478
Investments measured at net asset value*				11,540,355

Total assets	$2,142,998,628	$0	$0	$2,154,538,983

Liabilities
Futures contracts	$77,055	$0	$0	$77,055

Total liabilities	$77,055	$0	$0	$77,055

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Portfolio’s investment in Securities Lending Cash Investments, LLC valued at $11,540,355 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Futures contracts are reported at their variation margin at measurement date, which represents the amount due from the Portfolio at that date. All other assets and liabilities are reported at their market value at measurement date.

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 28, 2017, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Investments in affiliates

An affiliated investment is a company which is under common ownership or control of the Portfolio or which the Portfolio has ownership of at least 5% of the outstanding voting shares. The following is a summary of transactions for the long-term holdings of issuers that were either affiliates of the Portfolio at the beginning of the period or the end of the period.

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Wells Fargo & Company	583,952	15,747	129,810	469,889	$27,197,175

Derivative transactions

For the nine months ended February 28, 2017, the Portfolio entered into futures contracts to gain market exposure.

At February 28, 2017, the Portfolio had long futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at February 28, 2017	Unrealized gains
3-16-2017	Societe Generale	57 Long	S&P 500 Index	$33,669,900	$990,790

Wells Fargo International Value Fund	Portfolio of investments — February 28, 2017 (unaudited)

Security name		Value

Investment Companies : 101.30%

Affiliated Master Portfolios : 101.30%

Wells Fargo International Value Portfolio		$656,501,808

Total Investment Companies (Cost $653,530,907)		656,501,808

Total investments in securities (Cost $653,530,907)*	101.30%	656,501,808

Other assets and liabilities, net	(1.30)	(8,441,792)

Total net assets	100.00%	$648,060,016

*	Cost for federal income tax purposes is $654,467,356 and unrealized gains (losses) consists of:

Gross unrealized gains	$2,034,452
Gross unrealized losses	0

Net unrealized gains	$2,034,452

1

Wells Fargo International Value Fund (the “Fund”)

Notes to Portfolio of investments – February 28, 2017 (unaudited)

The Fund seeks to achieve its investment objective by investing all investable assets in a separate diversified portfolio (an “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Since the affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities. A portfolio of investments for the affiliated Master Portfolio is included with this filing. As of February 28, 2017, the Fund owns 95% of Wells Fargo International Value Portfolio, the affiliated Master Portfolio.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At February 28, 2017, the Fund’s investment in Wells Fargo International Value Portfolio, the affiliated Master Portfolio with a substantially identical investment objective seeking long-term capital appreciation, was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. At February 28, 2017, the affiliated Master Portfolio valued at $656,501,808 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Wells Fargo International Value Portfolio	Portfolio of investments — February 28, 2017 (unaudited)

Security name	Shares	Value

Common Stocks : 95.48%

Australia : 5.90%

Arrium Limited (Materials, Metals & Mining)†(a)(i)	3,063,400	$2
Asaleo Care Limited (Consumer Staples, Personal Products)	1,262,800	1,592,671
Automotive Holdings Group Limited (Consumer Discretionary, Specialty Retail)	410,016	1,254,294
Bendigo Bank Limited (Financials, Banks)	272,500	2,553,073
BlueScope Steel Limited (Materials, Metals & Mining)	246,000	2,304,792
Boart Longyear Limited (Industrials, Construction & Engineering)†	199,991	16,100
Cabcharge Australia Limited (Industrials, Commercial Services & Supplies)(i)	207,386	605,801
CSR Limited (Materials, Construction Materials)	754,900	2,419,308
Downer EDI Limited (Industrials, Commercial Services & Supplies)	518,900	2,796,820
Fortescue Metals Group Limited (Materials, Metals & Mining)	430,100	2,186,294
Harvey Norman Holdings Limited (Consumer Discretionary, Multiline Retail)	455,500	1,798,544
Lendlease Corporation Limited (Real Estate, Real Estate Management & Development)	407,700	4,760,649
Macquarie Group Limited (Financials, Capital Markets)	69,800	4,637,132
McMillan Shakespeare Limited (Industrials, Professional Services)	158,800	1,508,507
Metcash Limited (Consumer Staples, Food & Staples Retailing)†	1,164,200	1,927,999
Mineral Resources Limited (Industrials, Metals & Mining)	174,400	1,494,906
Mirvac Group (Real Estate, Equity REITs)	785,793	1,295,305
Myer Holdings Limited (Consumer Discretionary, Multiline Retail)«	1,702,400	1,644,590
Primary Health Care Limited (Health Care, Health Care Providers & Services)	205,200	519,179
Qantas Airways Limited (Industrials, Airlines)	1,021,400	2,936,653
Retail Food Group Limited (Consumer Discretionary, Food Products)	269,500	1,146,772
Seven Group Holdings Limited (Industrials, Trading Companies & Distributors)«	165,356	1,260,178

		40,659,569

Austria : 1.22%

OMV AG (Energy, Oil, Gas & Consumable Fuels)	69,400	2,651,215
Raiffeisen Bank International AG (Financials, Banks)†	81,200	1,803,047
RHI AG (Materials, Construction Materials)	64,721	1,541,007
Voestalpine AG (Materials, Metals & Mining)	56,800	2,390,408

		8,385,677

Belgium : 0.30%

Bpost SA (Industrials, Air Freight & Logistics)	83,300	2,069,415

Brazil : 1.13%

Banco do Brasil SA (Financials, Banks)	309,500	3,292,977
Companhia de Saneamento de Minas Gerais SA (Utilities, Water Utilities)	87,900	1,457,654
JBS SA (Consumer Staples, Food Products)	805,600	3,029,740

		7,780,371

Canada : 1.70%

Magna International Incorporated (Consumer Discretionary, Auto Components)	131,600	5,626,836
Open Text Corporation (Information Technology, Software)	123,800	4,080,684
WestJet Airlines Limited (Industrials, Airlines)	120,000	1,969,583

		11,677,103

China : 2.20%

China Communications Services Corporation Limited H Shares (Telecommunication Services, Diversified Telecommunication Services)	2,836,000	1,896,049
China Petroleum & Chemical Corporation H Shares (Energy, Oil, Gas & Consumable Fuels)	2,970,000	2,303,186
China Railway Construction Corporation Limited H Shares (Industrials, Construction & Engineering)	1,747,500	2,471,699
Dongfeng Motor Group Company Limited H Shares (Consumer Discretionary, Automobiles)	1,730,000	2,052,493
PICC Property & Casualty Company Limited H Shares (Financials, Insurance)	910,000	1,390,279
Shanghai Pharmaceuticals Holding Company Limited H Shares (Health Care, Health Care Providers & Services)	676,200	1,742,132
Shenzhen International Holdings Limited H Shares (Industrials, Transportation Infrastructure)	731,500	1,047,840
Xinyi Glass Holdings Limited (Consumer Discretionary, Auto Components)	2,502,000	2,269,008

		15,172,686

1

Portfolio of investments — February 28, 2017 (unaudited)	Wells Fargo International Value Portfolio

Security name	Shares	Value

Denmark : 1.02%

Danske Bank AS (Financials, Banks)	132,300	$4,415,751
DFDS AS (Industrials, Marine)	20,778	1,143,007
Sydbank AS (Financials, Banks)	43,000	1,487,904

		7,046,662

Finland : 0.19%

Tieto Oyj (Information Technology, IT Services)	48,200	1,342,958

France : 8.59%

Atos Origin SA (Information Technology, IT Services)	42,800	5,055,666
AXA SA (Financials, Insurance)	132,200	3,118,972
BNP Paribas SA (Financials, Banks)	72,900	4,257,702
Carrefour SA (Consumer Staples, Food & Staples Retailing)	152,700	3,646,303
Cie Generale des Establissements Michelin (Consumer Discretionary, Auto Components)	32,700	3,673,823
Credit Agricole SA (Financials, Banks)	219,328	2,647,696
Electricite de France SA (Utilities, Electric Utilities)«	148,600	1,456,198
Engie SA (Utilities, Multi-Utilities)	171,900	2,101,558
Neopost SA (Information Technology, Technology Hardware, Storage & Peripherals)	66,600	2,005,907
Orange SA (Telecommunication Services, Diversified Telecommunication Services)	333,800	5,044,497
Renault SA (Consumer Discretionary, Automobiles)	40,500	3,591,634
Sanofi SA (Health Care, Pharmaceuticals)	141,800	12,217,624
SCOR SE (Financials, Insurance)	109,700	3,961,808
Societe Generale SA (Financials, Banks)	39,000	1,731,578
Total SA (Energy, Oil, Gas & Consumable Fuels)	93,700	4,670,453

		59,181,419

Germany : 8.56%

Allianz AG (Financials, Insurance)	35,700	6,210,136
Aurubis AG (Materials, Metals & Mining)	25,900	1,494,023
BASF SE (Materials, Chemicals)	46,500	4,330,136
Bayer AG (Health Care, Pharmaceuticals)	44,600	4,904,469
Bayerische Motoren Werke AG (Consumer Discretionary, Automobiles)	31,200	2,788,704
Celesio AG (Health Care, Health Care Providers & Services)	56,000	1,519,052
Daimler AG (Consumer Discretionary, Automobiles)	75,700	5,504,690
Deutsche Bank AG (Financials, Capital Markets)†	130,100	2,563,598
Deutsche Post AG (Industrials, Air Freight & Logistics)	191,200	6,557,789
E.ON SE (Utilities, Multi-Utilities)	87,200	676,773
Hannover Rueck SE (Financials, Insurance)	16,300	1,840,791
Metro AG (Consumer Staples, Food & Staples Retailing)	108,100	3,351,459
Muenchener Rueckversicherungs Gesellschaft AG (Financials, Insurance)	23,200	4,384,727
Siemens AG (Industrials, Industrial Conglomerates)	40,700	5,294,836
Stada Arzneimittel AG (Health Care, Pharmaceuticals)	23,100	1,398,582
Uniper SE (Utilities, Independent Power & Renewable Electricity Producers)	194,200	2,756,854
Volkswagen AG (Consumer Discretionary, Automobiles)	22,600	3,418,979

		58,995,598

Hong Kong : 2.13%

China Resources Cement Holdings Limited (Materials, Construction Materials)	2,350,000	1,222,997
Kingboard Laminates Holdings Limited (Information Technology, Electronic Equipment, Instruments & Components)	817,500	916,185
Lee & Man Paper Manufacturing Limited (Materials, Paper & Forest Products)	2,338,000	2,120,280
Skyworth Digital Holdings Limited (Consumer Discretionary, Household Durables)	3,680,000	2,389,210
WH Group Limited (Consumer Staples, Food Products)144A	4,199,500	3,283,691
Wheelock & Company Limited (Real Estate, Real Estate Management & Development)	379,000	2,463,068
Yue Yuen Industrial Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	611,500	2,276,514

		14,671,945

Hungary : 0.17%

Richter Gedeon (Health Care, Pharmaceuticals)	53,000	1,175,508

India : 0.24%

Tata Motors Limited ADR (Consumer Discretionary, Automobiles)	49,500	1,662,705

2

Wells Fargo International Value Portfolio	Portfolio of investments — February 28, 2017 (unaudited)

Security name	Shares	Value

Ireland : 0.74%

C&C Group plc (Consumer Staples, Beverages)	240,000	$983,970
Grafton Group plc (Industrials, Trading Companies & Distributors)	79,100	618,353
Smurfit Kappa Group plc (Materials, Containers & Packaging)	130,200	3,462,828

		5,065,151

Israel : 0.75%

Bank Hapoalim Limited (Financials, Banks)	542,900	3,347,461
Teva Pharmaceutical Industries Limited (Health Care, Pharmaceuticals)	51,404	1,809,940

		5,157,401

Italy : 2.20%

A2A SpA (Utilities, Multi-Utilities)	1,078,900	1,498,455
Enel SpA (Utilities, Electric Utilities)	1,706,600	7,325,899
Leonardo-Finmeccanica SpA (Industrials, Aerospace & Defense)†	271,900	3,736,018
Mediobanca SpA (Financials, Banks)	324,800	2,603,063

		15,163,435

Japan : 21.90%

Adeka Corporation (Materials, Chemicals)	155,300	2,173,053
Aisin Seiki Company Limited (Consumer Discretionary, Auto Components)	46,400	2,304,615
Aoyama Trading Company Limited (Consumer Discretionary, Specialty Retail)	24,800	929,352
Aozora Bank Limited (Financials, Banks)	427,000	1,600,134
Astellas Pharma Incorporated (Health Care, Pharmaceuticals)	314,200	4,228,674
Calsonic Kansei Corporation (Consumer Discretionary, Auto Components)«	126,100	1,441,207
Central Glass Company Limited (Industrials, Building Products)	444,000	2,027,433
CKD Corporation (Industrials, Machinery)	171,200	2,211,146
Cocokara Fine Incorporated (Consumer Staples, Food & Staples Retailing)	44,700	1,887,948
Daikyo Incorporated (Real Estate, Real Estate Management & Development)	1,243,800	2,601,745
DCM Holdings Company Limited (Consumer Discretionary, Specialty Retail)	143,100	1,272,481
Denka Company Limited (Materials, Chemicals)	682,000	3,551,293
DIC Incorporated (Materials, Chemicals)	100,700	3,675,019
Eizo Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	63,300	1,848,093
Fujikura Limited (Industrials, Electrical Equipment)	348,000	2,583,399
Geo Holdings Corporation (Consumer Discretionary, Specialty Retail)	91,700	1,106,816
Hitachi Limited (Information Technology, Electronic Equipment, Instruments & Components)	327,800	1,805,533
Isuzu Motors Limited (Consumer Discretionary, Automobiles)	221,400	2,962,970
Itochu Corporation (Industrials, Trading Companies & Distributors)	200,700	2,905,679
Japan Airlines Company Limited (Industrials, Airlines)	80,700	2,635,527
JTEKT Corporation (Industrials, Machinery)	95,400	1,620,216
Kaken Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	44,700	2,403,204
KDDI Corporation (Telecommunication Services, Wireless Telecommunication Services)	269,700	7,055,484
Keihin Corporation (Consumer Discretionary, Auto Components)	62,000	1,037,518
Kureha Corporation (Materials, Chemicals)	27,100	1,143,389
Kyorin Company Limited (Health Care, Pharmaceuticals)	99,000	2,089,359
Maeda Road Construction Company Limited (Industrials, Construction & Engineering)	148,000	2,642,645
Makino Milling Machine Company Limited (Industrials, Machinery)	232,000	2,157,995
Marubeni Corporation (Industrials, Trading Companies & Distributors)	516,000	3,338,189
Matsumotokiyoshi Holdings Company Limited (Consumer Staples, Food & Staples Retailing)	60,500	2,859,540
Mazda Motor Corporation (Consumer Discretionary, Automobiles)	224,300	3,146,529
Mitsubishi Gas Chemical Company Incorporated (Materials, Chemicals)	240,100	5,056,537
Mitsubishi UFJ Financial Group Incorporated (Financials, Banks)	921,500	6,056,661
Mizuho Financial Group Incorporated (Financials, Banks)	2,244,400	4,189,334
Nippon Telegraph & Telephone Corporation (Telecommunication Services, Diversified Telecommunication Services)	237,000	10,022,582
Nissan Motor Company Limited (Consumer Discretionary, Automobiles)	505,000	4,971,561
Nisshinbo Holdings Incorporated (Industrials, Industrial Conglomerates)	147,200	1,501,546
NTT DOCOMO Incorporated (Telecommunication Services, Wireless Telecommunication Services)	98,600	2,340,702
ORIX Corporation (Financials, Diversified Financial Services)	323,000	5,024,189
Resona Holdings Incorporated (Financials, Banks)	1,013,300	5,655,250
Ryobi Limited (Industrials, Machinery)	96,000	418,710
Sankyu Incorporated (Industrials, Road & Rail)	370,000	2,367,974
Sawai Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	36,200	1,955,886
Sojitz Corporation (Industrials, Trading Companies & Distributors)	1,160,700	3,006,486
Sumitomo Heavy Industries Limited (Industrials, Machinery)	256,000	1,811,563

3

Portfolio of investments — February 28, 2017 (unaudited)	Wells Fargo International Value Portfolio

Security name	Shares	Value

Japan (continued)

Sumitomo Mitsui Financial Group Incorporated (Financials, Banks)	100,400	$3,911,619
Sumitomo Osaka Cement Company (Materials, Construction Materials)	444,000	1,845,636
Suzuken Company Limited (Health Care, Health Care Providers & Services)	69,300	2,344,030
T-Gaia Corporation (Consumer Discretionary, Specialty Retail)	105,900	1,809,854
The Keiyo Bank Limited (Financials, Banks)	62,000	285,869
The Yokohama Rubber Company Limited (Consumer Discretionary, Auto Components)	148,500	2,952,949
Toho Holdings Company Limited (Health Care, Health Care Providers & Services)	63,000	1,360,995
Toyo Ink SC Holding Company Limited (Materials, Chemicals)	375,000	1,865,904
Toyo Tire & Rubber Company Limited (Consumer Discretionary, Auto Components)	95,400	1,546,339
Tsumura & Company (Health Care, Pharmaceuticals)	19,600	580,960
UBE Industries Limited (Materials, Chemicals)	1,072,000	2,681,312

		150,810,633

Liechtenstein : 0.11%

VP Bank AG (Financials, Capital Markets)(i)	6,558	768,533

Netherlands : 2.31%

Aegon NV (Financials, Insurance)	334,000	1,775,566
Arcadis NV (Industrials, Construction & Engineering)	90,000	1,220,428
ING Groep NV (Financials, Banks)	237,100	3,269,155
Koninklijke Ahold NV (Consumer Staples, Food & Staples Retailing)	165,700	3,521,382
Koninklijke Philips NV (Industrials, Industrial Conglomerates)	144,800	4,377,299
X5 Retail Group NV GDR (Consumer Staples, Food & Staples Retailing)†	58,400	1,769,520

		15,933,350

Norway : 1.15%

Atea ASA (Information Technology, IT Services)(i)	84,900	916,497
DNB Nor ASA (Financials, Banks)	148,800	2,440,508
Marine Harvest ASA (Consumer Staples, Food Products)	143,900	2,516,340
Yara International ASA (Materials, Chemicals)	53,600	2,035,055

		7,908,400

Poland : 0.20%

Asseco Poland SA (Information Technology, Software)	101,800	1,402,187

Portugal : 0.59%

Energias de Portugal SA (Utilities, Electric Utilities)	987,200	3,052,805
Sonae SGPS SA (Consumer Staples, Food & Staples Retailing)	1,117,300	981,260

		4,034,065

Russia : 1.44%

Gazprom ADR (Energy, Oil, Gas & Consumable Fuels)	832,900	3,715,150
Gazprom Neft Sponsored ADR (Energy, Oil, Gas & Consumable Fuels)	886	17,392
Gazprom Neft Sponsored ADR - London Exchange (Energy, Oil, Gas & Consumable Fuels)(i)	150,014	2,962,777
LUKOIL OAO ADR (Energy, Oil, Gas & Consumable Fuels)	60,400	3,193,650

		9,888,969

Singapore : 0.85%

DBS Group Holdings Limited (Financials, Banks)	262,300	3,505,694
United Overseas Bank Limited (Financials, Banks)	154,100	2,364,172

		5,869,866

South Africa : 0.51%

Barclays Africa Group Limited (Financials, Banks)	188,800	2,187,014
Petra Diamonds Limited (Materials, Metals & Mining)†	772,847	1,316,690

		3,503,704

South Korea : 2.03%

BNK Financial Group Incorporated (Financials, Banks)	13,188	101,235

4

Wells Fargo International Value Portfolio	Portfolio of investments — February 28, 2017 (unaudited)

Security name	Shares	Value

South Korea (continued)

E-MART Limited (Consumer Staples, Food & Staples Retailing)	8,500	$1,563,564
Industrial Bank of Korea (Financials, Banks)	192,500	2,102,476
KT&G Corporation (Consumer Staples, Tobacco)	45,200	4,097,281
Kwangju Bank (Financials, Banks)	13,510	124,257
SK Telecom Company Limited (Telecommunication Services, Wireless Telecommunication Services)	19,000	3,889,896
Woori Bank (Financials, Banks)	178,044	2,094,172

		13,972,881

Spain : 1.74%

Banco Santander Central Hispano SA (Financials, Banks)	429,681	2,346,121
Distribuidora Internacional SA (Consumer Staples, Food & Staples Retailing)	483,500	2,684,543
Gas Natural SDG SA (Utilities, Gas Utilities)	209,300	4,074,331
Iberdrola SA (Utilities, Electric Utilities)	433,600	2,881,997

		11,986,992

Sweden : 1.88%

Boliden AB (Materials, Metals & Mining)	102,400	3,126,475
Electrolux AB Class B (Consumer Discretionary, Household Durables)	104,100	2,760,900
Loomis AB Class B (Industrials, Commercial Services & Supplies)	53,200	1,650,823
Nordea Bank AB (Financials, Banks)	177,300	2,078,118
Skandinaviska Enskilda Banken AB Class A (Financials, Banks)	144,900	1,658,229
Telia Company AB (Telecommunication Services, Diversified Telecommunication Services)	417,000	1,676,020

		12,950,565

Switzerland : 6.46%

Aryzta AG (Consumer Staples, Food Products)	42,100	1,361,486
Baloise Holding AG (Financials, Insurance)	28,800	3,747,857
Credit Suisse Group AG (Financials, Capital Markets)	273,395	4,123,995
Georg Fischer AG (Industrials, Machinery)	3,000	2,600,189
Helvetia Holding AG (Financials, Insurance)	4,600	2,580,873
Roche Holding AG (Health Care, Pharmaceuticals)	30,900	7,528,481
Swiss Life Holding AG (Financials, Insurance)	17,800	5,600,438
Swiss Reinsurance AG (Financials, Insurance)	75,700	6,768,417
UBS Group AG (Financials, Capital Markets)	199,000	3,065,196
Valiant Holding AG (Financials, Banks)(i)	22,700	2,377,697
Zurich Insurance Group AG (Financials, Insurance)	17,100	4,721,292

		44,475,921

Taiwan : 0.97%

Hon Hai Precision Industry Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	1,255,000	3,655,915
Hon Hai Precision Industry Company Limited GDR (Information Technology, Electronic Equipment, Instruments & Components)	49,100	290,672
Pegatron Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	1,035,000	2,718,587

		6,665,174

Thailand : 1.30%

Bangchak Petroleum PCL (Energy, Oil, Gas & Consumable Fuels)	2,188,900	2,194,826
Krung Thai Bank PCL (Financials, Banks)	4,470,600	2,510,314
Thai Oil PCL (Energy, Oil, Gas & Consumable Fuels)	1,003,900	2,164,228
Thanachart Capital PCL (Financials, Banks)	1,481,500	2,058,494

		8,927,862

Turkey : 0.09%

TAV Havalimanlari Holding AS (Industrials, Transportation Infrastructure)	145,400	606,116

United Kingdom : 14.91%

3i Group plc (Financials, Capital Markets)	409,100	3,495,045
AMEC Foster Wheeler plc (Energy, Energy Equipment & Services)	83,300	454,280
AstraZeneca plc (Health Care, Pharmaceuticals)	30,100	1,734,515

5

Portfolio of investments — February 28, 2017 (unaudited)	Wells Fargo International Value Portfolio

Security name		Shares	Value

United Kingdom (continued)

Aviva plc (Financials, Insurance)		398,600	$2,463,123
BAE Systems plc (Industrials, Aerospace & Defense)		1,049,200	8,201,971
Barclays plc (Financials, Banks)		715,000	2,009,526
Barratt Developments plc (Consumer Discretionary, Household Durables)		410,800	2,607,327
Bellway plc (Consumer Discretionary, Household Durables)		80,100	2,590,158
Berkeley Group Holdings plc (Consumer Discretionary, Household Durables)		75,800	2,769,022
Bovis Homes Group plc (Consumer Discretionary, Household Durables)		182,700	1,768,286
BP plc (Energy, Oil, Gas & Consumable Fuels)		1,138,200	6,405,649
BT Group plc (Telecommunication Services, Diversified Telecommunication Services)		586,400	2,380,093
Carillion plc (Industrials, Construction & Engineering)«		764,400	2,077,228
Centrica plc (Utilities, Multi-Utilities)		898,500	2,529,717
Chemring Group plc (Industrials, Aerospace & Defense)		294,466	709,767
Crest Nicholson Holdings plc (Consumer Discretionary, Household Durables)		345,400	2,322,956
Debenhams plc (Consumer Discretionary, Multiline Retail)		1,238,200	824,290
easyJet plc (Industrials, Airlines)		130,900	1,544,684
Firstgroup plc (Industrials, Road & Rail)†		952,400	1,420,507
GlaxoSmithKline plc (Health Care, Pharmaceuticals)		407,400	8,331,009
Inchcape plc (Consumer Discretionary, Distributors)		136,900	1,274,892
Indivior plc (Health Care, Pharmaceuticals)		594,000	2,577,517
International Consolidated Airlines Group SA (Industrials, Airlines)		325,200	2,166,927
J Sainsbury plc (Consumer Staples, Food & Staples Retailing)		1,270,500	4,218,715
Kingfisher plc (Consumer Discretionary, Specialty Retail)		651,600	2,661,707
Lloyds Banking Group plc (Financials, Banks)		3,891,100	3,315,575
Marks & Spencer Group plc (Consumer Discretionary, Multiline Retail)		536,900	2,230,480
Marston’s plc (Consumer Discretionary, Hotels, Restaurants & Leisure)		558,800	920,125
Meggitt plc (Industrials, Aerospace & Defense)		304,500	1,777,732
Mitchells & Butlers plc (Consumer Discretionary, Hotels, Restaurants & Leisure)		367,200	1,124,064
Mitie Group plc (Industrials, Commercial Services & Supplies)«		539,300	1,383,217
Mondi plc (Materials, Paper & Forest Products)		117,200	2,732,586
Old Mutual plc (Financials, Insurance)		698,000	1,888,994
Paragon Group of Companies plc (Financials, Thrifts & Mortgage Finance)		409,791	2,156,503
Premier Foods plc (Consumer Staples, Food Products)†		73,926	36,234
Redrow plc (Consumer Discretionary, Household Durables)		388,600	2,355,520
Royal Dutch Shell plc Class B (Energy, Oil, Gas & Consumable Fuels)		104,800	2,826,444
Royal Mail plc (Industrials, Air Freight & Logistics)		382,800	1,969,340
SSE plc (Utilities, Electric Utilities)		163,700	3,130,190
Tate & Lyle plc (Consumer Staples, Food Products)		243,200	2,245,204
The Restaurant Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)		138,516	559,118
Tullett Prebon plc (Financials, Capital Markets)		279,500	1,695,938
Vesuvius plc (Industrials, Machinery)		145,400	824,152

			102,710,327

Total Common Stocks (Cost $654,147,213)			657,623,148

Dividend yield

Preferred Stocks : 0.49%

Brazil : 0.49%

Banco do Estado do Rio Grande do Sul SA (Financials, Banks) ±	2.82%	349,800	1,868,748
Companhia Energetica de Minas Gerais SA (Utilities, Electric Utilities) ±	2.28	452,600	1,555,221

Total Preferred Stocks (Cost $4,532,583)			3,423,969

Yield

Short-Term Investments : 3.96%

Investment Companies : 3.96%

Securities Lending Cash Investment LLC (l)(r)(u)	0.84	8,145,568	8,146,382

6

Wells Fargo International Value Portfolio	Portfolio of investments — February 28, 2017 (unaudited)

Security name		Yield	Shares	Value

Investment Companies (continued)

Wells Fargo Government Money Market Fund Select Class (l)(u)		0.48%	19,112,959	$19,112,959

Total Short-Term Investments (Cost $27,259,046)				27,259,341

Total investments in securities (Cost $685,938,842)*	99.93%			688,306,458

Other assets and liabilities, net	0.07			462,639

Total net assets	100.00%			$688,769,097

†	Non-income-earning security
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security
«	All or a portion of this security is on loan.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $686,435,803 and unrealized gains (losses) consists of:

Gross unrealized gains	$77,322,917
Gross unrealized losses	(75,452,262)

Net unrealized gains	$1,870,655

Abbreviations:
ADR	American depositary receipt
GDR	Global depositary receipt
LLC	Limited liability company
PCL	Public Company Limited
plc	Public limited company
REIT	Real estate investment trust

7

Wells Fargo International Value Portfolio (the “Portfolio”)

Notes to Portfolio of investments – February 28, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Portfolio are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On February 28, 2017, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team . The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 28, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Australia	$40,659,567	$2	$0	$40,659,569
Austria	8,385,677	0	0	8,385,677
Belgium	2,069,415	0	0	2,069,415
Brazil	7,780,371	0	0	7,780,371
Canada	11,677,103	0	0	11,677,103
China	15,172,686	0	0	15,172,686
Denmark	7,046,662	0	0	7,046,662
Finland	1,342,958	0	0	1,342,958
France	59,181,419	0	0	59,181,419
Germany	58,995,598	0	0	58,995,598
Hong Kong	14,671,945	0	0	14,671,945
Hungary	1,175,508	0	0	1,175,508
India	1,662,705	0	0	1,662,705
Ireland	5,065,151	0	0	5,065,151
Israel	5,157,401	0	0	5,157,401
Italy	15,163,435	0	0	15,163,435
Japan	150,810,633	0	0	150,810,633
Liechtenstein	768,533	0	0	768,533

Netherlands	15,933,350	0	0	15,933,350
Norway	7,908,400	0	0	7,908,400
Poland	1,402,187	0	0	1,402,187
Portugal	4,034,065	0	0	4,034,065
Russia	9,888,969	0	0	9,888,969
Singapore	5,869,866	0	0	5,869,866
South Africa	3,503,704	0	0	3,503,704
South Korea	13,972,881	0	0	13,972,881
Spain	11,986,992	0	0	11,986,992
Sweden	12,950,565	0	0	12,950,565
Switzerland	44,475,921	0	0	44,475,921
Taiwan	6,665,174	0	0	6,665,174
Thailand	8,927,862	0	0	8,927,862
Turkey	606,116	0	0	606,116
United Kingdom	102,710,327	0	0	102,710,327
Preferred stocks
Brazil	3,423,969	0	0	3,423,969
Short-term investments
Investment companies	19,112,959	0	0	19,112,959
Investments measured at net asset value*				8,146,382

Total assets	$680,160,074	$2	$0	$688,306,458

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Portfolio’s investment in Securities Lending Cash Investments, LLC valued at $8,146,382 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 28, 2017, the Portfolio did not have any transfers into/out of Level 1. The Portfolio had no material transfers between Level 2 and Level 3.

Wells Fargo Small Company Growth Fund	Portfolio of investments — February 28, 2017 (unaudited)

Security name		Value

Investment Companies : 99.98%

Affiliated Master Portfolios : 99.98%

Wells Fargo Small Company Growth Portfolio		$1,691,719,764

Total Investment Companies (Cost $1,418,985,596)		1,691,719,764

Total investments in securities (Cost $1,418,985,596)*	99.98%	1,691,719,764

Other assets and liabilities, net	0.02	404,335

Total net assets	100.00%	$1,692,124,099

*	Cost for federal income tax purposes is $1,439,864,311 and unrealized gains (losses) consists of:

Gross unrealized gains	$251,855,453
Gross unrealized losses	0

Net unrealized gains	$251,855,453

1

Wells Fargo Small Company Growth Fund (the “Fund”)

Notes to Portfolio of investments – February 28, 2017 (unaudited)

The Fund seeks to achieve its investment objective by investing all investable assets in a separate diversified portfolio (an “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Since the affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities. A portfolio of investments for the affiliated Master Portfolio is included with this filing. As of February 28, 2017, the Fund owns 99% of Wells Fargo Small Company Growth Portfolio, the affiliated Master Portfolio.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At February 28, 2017, the Fund’s investment in Wells Fargo Small Company Growth Portfolio, the affiliated Master Portfolio with a substantially identical investment objective seeking long-term capital appreciation, was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. At February 28, 2017, the affiliated Master Portfolio valued at $1,691,719,764 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Wells Fargo Small Company Growth Portfolio	Portfolio of investments — February 28, 2017 (unaudited)

Security name	Shares	Value

Common Stocks : 95.06%

Consumer Discretionary : 11.85%

Auto Components : 0.77%

Gentherm Incorporated †	363,154	$13,164,334

Diversified Consumer Services : 0.47%

Houghton Mifflin Harcourt Company †	718,371	7,938,000

Hotels, Restaurants & Leisure : 1.99%

Del Taco Restaurants Incorporated †	719,836	8,933,165
Extended Stay America Incorporated	925,056	16,003,469
Zoe’s Kitchen Incorporated †«	498,111	8,926,149

		33,862,783

Household Durables : 0.54%

William Lyon Homes Class A †«	496,710	9,154,365

Media : 2.67%

IMAX Corporation †«	675,595	21,855,498
Lions Gate Entertainment Class A «	240,192	6,429,940
Lions Gate Entertainment Class B †	304,641	7,609,932
Media General Incorporated (a)	347,897	0
Nexstar Broadcasting Group	140,044	9,656,034

		45,551,404

Specialty Retail : 4.38%

At Home Group Incorporated †«	357,044	5,366,371
Burlington Stores Incorporated †	194,818	17,340,750
Chico’s FAS Incorporated	712,869	10,322,343
Dick’s Sporting Goods Incorporated	305,532	14,955,791
Monro Muffler Brake Incorporated	192,340	11,059,550
Party City Holdco Incorporated †«	825,447	11,927,709
Sportsman’s Warehouse Holdings Incorporated †«	770,485	3,736,852

		74,709,366

Textiles, Apparel & Luxury Goods : 1.03%

G-III Apparel Group Limited †«	257,603	6,628,125
Kate Spade & Company †	458,211	10,932,914

		17,561,039

Consumer Staples : 2.77%

Food & Staples Retailing : 0.94%

Performance Food Group Company †	682,090	16,097,324

Food Products : 0.97%

Snyders Lance Incorporated	416,110	16,469,634

Household Products : 0.86%

Central Garden & Pet Company Class A †	457,403	14,614,026

Energy : 3.28%

Energy Equipment & Services : 1.20%

Fairmount Santrol Holdings Class I †«	994,301	9,425,973
Keane Group Incorporated †«	631,435	11,062,741

		20,488,714

Oil, Gas & Consumable Fuels : 2.08%

Diamondback Energy Incorporated †	92,051	9,284,264

1

Portfolio of investments — February 28, 2017 (unaudited)	Wells Fargo Small Company Growth Portfolio

Security name	Shares	Value

Oil, Gas & Consumable Fuels (continued)

GasLog Limited «	610,684	$9,435,068
Oasis Petroleum Incorporated †	670,631	9,496,135
QEP Resources Incorporated †	519,099	7,142,802

		35,358,269

Financials : 8.75%

Banks : 2.66%

ServisFirst Bancshares Incorporated	268,693	11,169,568
Signature Bank †	74,117	11,674,169
SVB Financial Group †	117,239	22,379,753

		45,223,490

Capital Markets : 3.79%

Evercore Partners Incorporated Class A	277,859	22,103,683
Stifel Financial Corporation †	330,461	17,831,676
Virtu Financial Incorporated Class A «	747,399	12,967,373
Virtus Investment Partners Incorporated «	106,990	11,731,454

		64,634,186

Insurance : 1.20%

Argo Group International Holdings Limited	305,273	20,438,027

Thrifts & Mortgage Finance : 1.10%

Essent Group Limited †	540,004	18,797,539

Health Care : 20.70%

Biotechnology : 4.11%

Alder Biopharmaceuticals Incorporated †«	253,543	5,793,458
Alnylam Pharmaceuticals Incorporated †«	137,215	7,085,783
Bioverativ Incorporated †	204,735	10,662,599
Emergent BioSolutions Incorporated	196,911	6,179,067
Flexion Therapeutics Incorporated †	483,994	9,704,080
Galapagos NV †«	88,748	6,261,171
Intrexon Corporation «	294,292	6,550,940
Radius Health Incorporated †«	135,864	5,725,309
Tesaro Incorporated †«	64,006	12,056,810

		70,019,217

Health Care Equipment & Supplies : 7.54%

Analogic Corporation	130,662	10,760,016
Atricure Incorporated †«	580,477	10,593,705
Cerus Corporation †«	2,157,564	9,040,193
Dexcom Incorporated †	161,820	12,647,851
Inogen Incorporated †	247,174	16,961,080
K2M Group Holdings Incorporated †	571,839	11,465,372
Nevro Corporation †«	189,727	18,211,895
Novocure Limited †«	738,910	5,615,716
Obalon Therapeutics Incorporated †«	187,162	1,744,350
The Spectranetics Corporation †	553,074	15,389,284
Wright Medical Group NV †«	577,708	16,106,499

		128,535,961

Health Care Providers & Services : 4.39%

AMN Healthcare Services Incorporated †	446,075	18,355,986
HealthEquity Incorporated †	446,779	19,524,242
LifePoint Hospitals Incorporated †	135,654	8,688,639
Surgery Partners Incorporated †	709,816	15,970,860
Teladoc Incorporated †«	551,736	12,165,779

		74,705,506

2

Wells Fargo Small Company Growth Portfolio	Portfolio of investments — February 28, 2017 (unaudited)

Security name	Shares	Value

Health Care Technology : 2.74%

athenahealth Incorporated †«	105,526	$12,444,681
Evolent Health Incorporated Class A †«	733,614	14,452,196
Medidata Solutions Incorporated †	222,124	12,421,174
Vocera Communications Incorporated †	357,680	7,400,399

		46,718,450

Life Sciences Tools & Services : 1.30%

ICON plc ADR †	265,189	22,214,883

Pharmaceuticals : 0.62%

Pacira Pharmaceuticals Incorporated †«	240,322	10,502,071

Industrials : 16.38%

Air Freight & Logistics : 0.71%

Hub Group Incorporated Class A †	238,641	12,051,371

Building Products : 4.82%

A.O. Smith Corporation	366,561	18,460,012
Apogee Enterprises Incorporated «	401,774	22,973,437
JELD-WEN Holding Incorporated †	169,366	5,290,994
Masonite International Corporation †	166,868	13,032,391
NCI Building Systems Incorporated †	806,414	12,902,624
PGT Incorporated †	938,327	9,430,186

		82,089,644

Commercial Services & Supplies : 3.11%

Copart Incorporated †	426,264	25,209,253
KAR Auction Services Incorporated	331,822	14,872,262
West Corporation	541,286	12,942,148

		53,023,663

Construction & Engineering : 1.33%

Chicago Bridge & Iron Company NV	183,761	6,168,857
Granite Construction Incorporated	310,679	16,469,094

		22,637,951

Machinery : 3.00%

EnPro Industries Incorporated	258,598	16,881,277
REV Group Incorporated †«	511,542	14,553,370
SPX Corporation †	284,611	7,508,038
Wabash National Corporation «	576,331	12,189,401

		51,132,086

Professional Services : 1.56%

On Assignment Incorporated †	435,818	20,566,251
RPX Corporation †	559,208	6,011,486

		26,577,737

Road & Rail : 1.41%

Genesee & Wyoming Incorporated Class A †	189,686	14,063,320
Swift Transportation Company †«	458,557	9,959,858

		24,023,178

Trading Companies & Distributors : 0.44%

Foundation Building Material †	458,691	7,495,011

3

Portfolio of investments — February 28, 2017 (unaudited)	Wells Fargo Small Company Growth Portfolio

Security name	Shares	Value

Information Technology : 26.73%

Communications Equipment : 1.09%

Ciena Corporation †	703,445	$18,528,741

Electronic Equipment, Instruments & Components : 0.84%

OSI Systems Incorporated †	190,400	14,359,968

Internet Software & Services : 5.07%

2U Incorporated †«	564,648	20,637,884
Benefitfocus Incorporated †«	417,712	11,090,254
Cornerstone OnDemand Incorporated †	362,027	15,121,868
Hortonworks Incorporated †«	756,006	7,514,700
Mimecast Limited †	428,921	8,441,165
Pandora Media Incorporated †«	674,710	8,352,910
Shopify Incorporated Class A †	256,836	15,207,260

		86,366,041

IT Services : 2.41%

Acxiom Corporation †	773,312	22,054,858
Vantiv Incorporated Class A †	290,946	19,022,049

		41,076,907

Semiconductors & Semiconductor Equipment : 6.40%

Cypress Semiconductor Corporation	1,460,583	19,381,936
FormFactor Incorporated †	1,082,989	11,533,833
MA-COM Technology Solutions Holdings Incorporated †	158,033	7,283,741
Microsemi Corporation †	453,044	23,476,740
Nanometrics Incorporated †	360,309	9,804,008
Silicon Motion Technology Corporation ADR	296,117	12,019,389
Teradyne Incorporated	897,437	25,523,108

		109,022,755

Software : 10.92%

Atlassian Corp plc Class A †	444,643	12,645,647
Cadence Design Systems Incorporated †	705,822	21,809,900
CyberArk Software Limited †«	306,422	15,498,825
Nuance Communications Incorporated †	955,160	16,266,375
PTC Incorporated †	529,369	28,527,695
Realpage Incorporated †	690,650	23,309,438
SS&C Technologies Holdings Incorporated	893,778	31,300,106
Synchronoss Technologies Incorporated †	228,492	6,187,563
Talend SA †	211,753	5,740,624
Ultimate Software Group Incorporated †	58,573	11,327,432
Zendesk Incorporated †	494,388	13,462,185

		186,075,790

Materials : 3.42%

Construction Materials : 0.77%

Forterra Incorporated †	657,612	13,040,446

Metals & Mining : 1.62%

Carpenter Technology Corporation	315,659	12,803,129
Steel Dynamics Incorporated	404,902	14,819,413

		27,622,542

Paper & Forest Products : 1.03%

Boise Cascade Company †	647,531	17,548,090

4

Wells Fargo Small Company Growth Portfolio	Portfolio of investments — February 28, 2017 (unaudited)

Security name			Shares	Value

Real Estate : 1.18%

Equity REITs : 1.18%

QTS Realty Trust Incorporated Class A			383,387	$20,166,156

Total Common Stocks (Cost $1,300,111,759)				1,619,596,665

		Yield

Short-Term Investments : 19.27%

Investment Companies : 19.27%

Securities Lending Cash Investment LLC (l)(r)(u)		0.84%	247,967,432	247,992,228
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.48	80,394,510	80,394,510

Total Short-Term Investments (Cost $328,373,872)				328,386,738

Total investments in securities (Cost $1,628,485,631)*	114.33%			1,947,983,403

Other assets and liabilities, net	(14.33)			(244,143,780)

Total net assets	100.00%			$1,703,839,623

†	Non-income-earning security
«	All or a portion of this security is on loan.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $1,631,968,379 and unrealized gains (losses) consists of:

Gross unrealized gains	$365,011,751
Gross unrealized losses	(48,996,727)

Net unrealized gains	$316,015,024

Abbreviations:
ADR	American depositary receipt
LLC	Limited liability company
plc	Public limited company
REIT	Real estate investment trust

5

Wells Fargo Small Company Growth Portfolio (the “Portfolio”)

Notes to Portfolio of investments – February 28, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 28, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$201,941,291	$0	$0	$201,941,291
Consumer staples	47,180,984	0	0	47,180,984
Energy	55,846,983	0	0	55,846,983
Financials	149,093,242	0	0	149,093,242
Health care	352,696,088	0	0	352,696,088
Industrials	279,030,641	0	0	279,030,641
Information technology	455,430,202	0	0	455,430,202
Materials	58,211,078	0	0	58,211,078
Real estate	20,166,156	0	0	20,166,156
Short-term investments
Investment companies	80,394,510	0	0	80,394,510
Investments measured at net asset value*				247,992,228

Total assets	$1,699,991,175	$0	$0	$1,947,983,403

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Portfolio’s investment in Securities Lending Cash Investments, LLC valued at $247,992,228 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 28, 2017, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Small Company Value Fund	Portfolio of investments — February 28, 2017 (unaudited)

Security name		Value

Investment Companies : 100.15%

Affiliated Master Portfolios : 100.15%

Wells Fargo Small Company Value Portfolio		$134,186,555

Total Investment Companies (Cost $115,866,910)		134,186,555

Total investments in securities (Cost $115,866,910)*	100.15%	134,186,555

Other assets and liabilities, net	(0.15)	(202,258)

Total net assets	100.00%	$133,984,297

*	Cost for federal income tax purposes is $120,923,825 and unrealized gains (losses) consists of:

Gross unrealized gains	$13,262,730
Gross unrealized losses	0

Net unrealized gains	$13,262,730

1

Wells Fargo Small Company Value Fund (the “Fund”)

Notes to Portfolio of investments – February 28, 2017 (unaudited)

The Fund seeks to achieve its investment objective by investing all investable assets in a separate diversified portfolio (an “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Since the affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities. A portfolio of investments for the affiliated Master Portfolio is included with this filing. As of February 28, 2017, the Fund owns 60% of Wells Fargo Small Company Value Portfolio, the affiliated Master Portfolio.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At February 28, 2017, the Fund’s investment in Wells Fargo Small Company Value Portfolio, the affiliated Master Portfolio with a substantially identical investment objective seeking long-term capital appreciation, was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. At February 28, 2017, the affiliated Master Portfolio valued at $134,186,555 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Wells Fargo Small Company Value Portfolio	Portfolio of investments — February 28, 2017 (unaudited)

Security name	Shares	Value

Common Stocks : 97.10%

Consumer Discretionary : 17.54%

Auto Components : 2.05%

Metaldyne Performance Group Incorporated	90,280	$2,103,524
Visteon Corporation †	26,948	2,497,271

		4,600,795

Diversified Consumer Services : 1.24%

DeVry Incorporated	86,362	2,776,538

Hotels, Restaurants & Leisure : 5.22%

ClubCorp Holdings Incorporated	150,715	2,577,227
Eldorado Resorts Incorporated †«	160,767	2,620,502
Extended Stay America Incorporated	115,298	1,994,655
Penn National Gaming Incorporated †	184,273	2,666,430
Red Robin Gourmet Burgers Incorporated †	40,699	1,857,909

		11,716,723

Household Durables : 3.09%

Century Communities Incorporated †	87,803	2,006,299
Taylor Morrison Home Corporation Class A †	112,476	2,264,142
TRI Pointe Homes Incorporated †	222,054	2,651,325

		6,921,766

Internet & Direct Marketing Retail : 1.07%

1-800-Flowers.com Incorporated Class A †	239,287	2,392,870

Leisure Products : 0.88%

American Outdoor Brands Corporation †«	101,860	1,980,158

Specialty Retail : 2.54%

Asbury Automotive Group Incorporated †	28,712	1,870,587
GameStop Corporation Class A «	86,259	2,108,170
Urban Outfitters Incorporated †	66,376	1,727,767

		5,706,524

Textiles, Apparel & Luxury Goods : 1.45%

G-III Apparel Group Limited †«	58,182	1,497,023
Oxford Industries Incorporated	31,031	1,744,253

		3,241,276

Consumer Staples : 2.34%

Food & Staples Retailing : 1.43%

The Andersons Incorporated	43,885	1,735,652
United Natural Foods Incorporated †	34,056	1,466,111

		3,201,763

Food Products : 0.91%

Darling Ingredients Incorporated †	158,072	2,056,517

Energy : 5.85%

Energy Equipment & Services : 2.85%

Basic Energy Services Incorporated †	51,400	2,024,132
Key Energy Services Incorporated †	7,006	217,817
RPC Incorporated «	95,322	1,906,440

1

Portfolio of investments — February 28, 2017 (unaudited)	Wells Fargo Small Company Value Portfolio

Security name	Shares	Value

Energy Equipment & Services (continued)

Unit Corporation †	82,580	$2,241,221

		6,389,610

Oil, Gas & Consumable Fuels : 3.00%

Callon Petroleum Company †	111,128	1,402,435
Delek US Holdings Incorporated	109,480	2,635,184
Scorpio Tankers Incorporated	350,452	1,349,240
SM Energy Company	55,100	1,358,215

		6,745,074

Financials : 26.17%

Banks : 18.58%

Cathay General Bancorp	65,261	2,563,452
Chemical Financial Corporation	49,353	2,629,034
ConnectOne Bancorp Incorporated	72,650	1,823,515
Customers Bancorp Incorporated †	59,831	2,053,998
FCB Financial Holdings Class A †	43,734	2,125,472
First Bancorp	43,637	1,311,292
Great Western Bancorp Incorporated	61,227	2,616,842
Independent Bank Group Incorporated	47,225	2,989,343
MB Financial Incorporated	54,691	2,462,189
Opus Bank	60,510	1,307,016
Pinnacle Financial Partners Incorporated	35,452	2,460,369
Renasant Corporation	67,588	2,773,812
Simmons First National Corporation Class A	36,267	2,085,353
Sterling BanCorp	97,623	2,416,169
Texas Capital Bancshares Incorporated †	28,800	2,567,520
TriCo Bancshares	11,970	434,870
WesBanco Incorporated	46,352	1,870,767
Wintrust Financial Corporation	35,857	2,642,661
Yadkin Financial Corporation	75,443	2,531,867

		41,665,541

Capital Markets : 0.96%

Stifel Financial Corporation †	40,042	2,160,666

Consumer Finance : 1.10%

PRA Group Incorporated †	60,577	2,471,542

Insurance : 4.27%

Horace Mann Educators Corporation	64,204	2,690,148
James River Group Holdings Limited	51,100	2,198,322
Kemper Corporation	52,665	2,235,629
Primerica Incorporated	30,413	2,455,850

		9,579,949

Thrifts & Mortgage Finance : 1.26%

Bofi Holding Incorporated †«	89,504	2,822,956

Health Care : 5.02%

Health Care Equipment & Supplies : 1.02%

Merit Medical Systems Incorporated †	74,095	2,282,126

Health Care Providers & Services : 3.18%

Magellan Health Services Incorporated †	35,995	2,489,054
PharMerica Corporation †	100,568	2,473,973
Select Medical Holdings Corporation †	150,421	2,166,062

		7,129,089

2

Wells Fargo Small Company Value Portfolio	Portfolio of investments — February 28, 2017 (unaudited)

Security name	Shares	Value

Life Sciences Tools & Services : 0.82%

Charles River Laboratories International Incorporated †	21,220	$1,845,503

Industrials : 10.38%

Aerospace & Defense : 0.94%

Triumph Group Incorporated	75,986	2,112,411

Commercial Services & Supplies : 3.38%

Interface Incorporated	127,245	2,404,931
LSC Communications Incorporated	93,539	2,658,378
West Corporation	104,835	2,506,605

		7,569,914

Construction & Engineering : 1.92%

KBR Incorporated	104,040	1,565,802
Tutor Perini Corporation †	90,081	2,742,966

		4,308,768

Electrical Equipment : 0.83%

Generac Holdings Incorporated †	47,603	1,858,421

Professional Services : 1.23%

Korn/Ferry International	89,597	2,769,443

Trading Companies & Distributors : 2.08%

Air Lease Corporation	73,213	2,850,182
Triton International Limited	73,904	1,826,168

		4,676,350

Information Technology : 12.62%

Communications Equipment : 0.75%

Comtech Telecommunications Corporation	147,366	1,681,446

Electronic Equipment, Instruments & Components : 4.43%

Anixter International Incorporated †	25,329	2,109,906
Jabil Circuit Incorporated	120,156	3,065,180
VeriFone Systems Incorporated †	95,031	1,964,291
Vishay Intertechnology Incorporated «	175,837	2,787,016

		9,926,393

Semiconductors & Semiconductor Equipment : 4.95%

Cirrus Logic Incorporated †	58,250	3,150,160
Cypress Semiconductor Corporation	225,850	2,997,030
MKS Instruments Incorporated	35,753	2,345,397
Veeco Instruments Incorporated †	95,642	2,615,809

		11,108,396

Software : 2.49%

Nuance Communications Incorporated †	186,513	3,176,316
Tivo Corporation	130,387	2,412,160

		5,588,476

Materials : 3.41%

Chemicals : 1.88%

A. Schulman Incorporated	59,443	2,006,201

3

Portfolio of investments — February 28, 2017 (unaudited)	Wells Fargo Small Company Value Portfolio

Security name			Shares	Value

Chemicals (continued)

Cabot Corporation			38,012	$2,203,936

				4,210,137

Metals & Mining : 1.53%

AK Steel Holding Corporation †			131,589	1,096,136
Ferroglobe plc			217,544	2,347,300
Ferroglobe plc (a)			224,340	0

				3,443,436

Real Estate : 9.74%

Equity REITs : 8.96%

Brandywine Realty Trust			135,274	2,253,665
Corporate Office Properties Trust			73,310	2,499,138
Cousins Properties Incorporated			272,972	2,333,911
Equity Commonwealth †			73,892	2,309,864
Four Corners Property Trust Incorporated			119,371	2,647,649
Kite Realty Group Trust			92,122	2,086,563
Pennsylvania Real Estate Investment Trust			91,637	1,512,011
Ramco-Gershenson Properties Trust			140,718	2,203,644
Sunstone Hotel Investors Incorporated			151,933	2,241,012

				20,087,457

Real Estate Management & Development : 0.78%

Alexander & Baldwin Incorporated			39,061	1,751,105

Utilities : 4.03%

Electric Utilities : 4.03%

ALLETE Incorporated			29,950	2,012,940
El Paso Electric Company			43,667	2,133,133
PNM Resources Incorporated			59,275	2,151,683
Portland General Electric Company			60,436	2,739,559

				9,037,315

Total Common Stocks (Cost $179,724,270)				217,816,454

		Expiration date

Warrants : 0.00%

Health Care : 0.00%

Health Care Equipment & Supplies : 0.00%

EnteroMedics Incorporated †(a)		3-27-2017	9,104	0

Total Warrants (Cost $0)				0

	Yield

Short-Term Investments : 9.20%

Investment Companies : 9.20%

Securities Lending Cash Investment LLC (l)(r)(u)	0.84%		13,573,429	13,574,787
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.48		7,057,077	7,057,077

Total Short-Term Investments (Cost $20,631,220)				20,631,864

4

Wells Fargo Small Company Value Portfolio	Portfolio of investments — February 28, 2017 (unaudited)

		Value
Total investments in securities (Cost $200,355,490)*	106.30%	$238,448,318

Other assets and liabilities, net	(6.30)	(14,124,807)

Total net assets	100.00%	$224,323,511

†	Non-income-earning security
«	All or a portion of this security is on loan.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $199,703,545 and unrealized gains (losses) consists of:

Gross unrealized gains	$44,682,622
Gross unrealized losses	(5,937,849)

Net unrealized gains	$38,744,773

Abbreviations:
LLC	Limited liability company
plc	Public limited company

5

Wells Fargo Small Company Value Portfolio (the “Portfolio”)

Notes to Portfolio of investments – February 28, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Fund’s Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 28, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$39,336,650	$0	$0	$39,336,650
Consumer staples	5,258,280	0	0	5,258,280
Energy	13,134,684	0	0	13,134,684
Financials	58,700,654	0	0	58,700,654
Health care	11,256,718	0	0	11,256,718
Industrials	23,295,307	0	0	23,295,307
Information technology	28,304,711	0	0	28,304,711
Materials	7,653,573	0	0	7,653,573
Real estate	21,838,562	0	0	21,838,562
Utilities	9,037,315	0	0	9,037,315
Warrants
Health care	0	0	0	0
Short-term investments
Investment companies	7,057,077	0	0	7,057,077
Investments measured at net asset value*				13,574,787

Total assets	$224,873,531	$0	$0	$238,448,318

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Portfolio’s investment in Securities Lending Cash Investments, LLC valued at $13,574,787 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 28, 2017, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Dynamic Target Today Fund	Portfolio of investments — February 28, 2017 (unaudited)

Security name				Shares	Value

Exchange-Traded Funds : 29.07%

iShares Global Infrastructure ETF				2,567	$104,759
Schwab International Equity ETF				7,040	203,949
Schwab U.S. Aggregate Bond ETF				11,154	578,893
Schwab U.S. Broad Market ETF				8,871	507,865
Schwab U.S. REIT ETF				3,884	163,361

Total Exchange-Traded Funds (Cost $1,480,246)					1,558,827

Investment Companies : 71.04%

Affiliated Master Portfolios : 23.95%

Wells Fargo C&B Large Cap Value Portfolio					91,577
Wells Fargo Core Bond Portfolio					694,550
Wells Fargo Large Company Value Portfolio					91,751
Wells Fargo Real Return Portfolio					288,814
Wells Fargo Small Company Growth Portfolio					58,777
Wells Fargo Small Company Value Portfolio					58,712

					1,284,181

Bond Funds : 24.99%

Wells Fargo International Bond Fund Class R6 (l)†				30,179	293,638
Wells Fargo Short-Term Bond Fund Institutional Class (l)				59,334	519,765
Wells Fargo Strategic Income Fund Institutional Class (l)				56,273	526,717

					1,340,120

Stock Funds : 22.10%

Calamos Market Neutral Income Fund Class I				20,339	266,037
Wells Fargo Diversified International Fund Class R6 (l)				21,164	247,625
Wells Fargo Emerging Markets Equity Income Fund Class R6 (l)				10,646	113,272
Wells Fargo Endeavor Select Fund Institutional Class (l)				15,473	135,541
Wells Fargo Enterprise Fund Class R6 (l)†				2,084	98,359
Wells Fargo Intrinsic Value Fund Class R6 (l)				7,573	90,349
Wells Fargo Premier Large Company Growth Fund Class R6 (l)†				9,519	135,840
Wells Fargo Special Mid Cap Value Fund Class R6 (l)				2,630	97,907

					1,184,930

Total Investment Companies (Cost $3,779,138)					3,809,231

		Yield	Maturity date	Principal

Short-Term Investments : 0.04%

U.S. Treasury Securities : 0.04%

U.S. Treasury Bill (z)#		0.47%	3-30-2017	$2,000	1,999

Total Short-Term Investments (Cost $1,999)					1,999

Total investments in securities (Cost $5,261,383)*	100.15%				5,370,057

Other assets and liabilities, net	(0.15)				(7,826)

Total net assets	100.00%				$5,362,231

(l)	The issuer of the security is an affiliated person of the Fund has defined in the Investment Company Act of 1940.
†	Non-income-earning security
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $5,260,801 and unrealized gains (losses) consists of:

Gross unrealized gains	$179,032
Gross unrealized losses	(69,776)

Net unrealized gains	$109,256

1

Portfolio of investments — February 28, 2017 (unaudited)	Wells Fargo Dynamic Target Today Fund

Abbreviations:
ETF	Exchange-traded fund
REIT	Real estate investment trust

2

Wells Fargo Dynamic Target Today Fund (the “Fund”)

Notes to Portfolio of investments – February 28, 2017 (unaudited)

The Fund is a fund-of-funds that primarily invests in various affiliated mutual funds, unaffiliated mutual funds, and exchange-traded funds (collectively, the “Underlying Funds”) to gain exposure to the following asset classes: equity, fixed income, and alternative-style investments. The Fund’s investment strategy is to diversify the Fund’s investments among these asset classes. Investments in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 28, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Exchange-traded funds	$1,558,827	$0	$0	$1,558,827
Investment companies	2,525,050	0	0	2,525,050
Short-term investments
U.S. Treasury securities	1,999	0	0	1,999
Investments measured at net asset value*				1,284,181

	4,085,876	0	0	5,370,057
Futures contracts	16	0	0	16

Total assets	$4,085,892	$0	$0	$5,370,073

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. At February 28, 2017, the aggregated affiliated Master Portfolios measured at fair value using the net asset value per share (or its equivalent) as a practical expedient were valued at $1,284,181. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 28, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

The investment objective of each Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo C&B Large Cap Value Portfolio	Seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal
Wells Fargo Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation
Wells Fargo Large Company Value Portfolio	Seeks long-term capital appreciation
Wells Fargo Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term
Wells Fargo Small Company Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Small Company Value Portfolio	Seeks long-term capital appreciation

Investments in affiliates

An affiliated investment is a company which is under common ownership or control of the Fund or which the Fund has ownership of at least 5% of the outstanding voting shares. The following is a summary of transactions for the long-term holdings of issuers that were affiliates of the Fund at the beginning of the period or the end of the period.

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Wells Fargo Diversified International Fund Class R6	20,420	1,069	325	21,164	$247,625
Wells Fargo Emerging Markets Equity Income Fund Class R6	10,965	327	646	10,646	113,272
Wells Fargo Endeavor Select Fund Institutional Class	13,451	2,279	257	15,473	135,541
Wells Fargo Enterprise Fund Class R6	2,082	148	146	2,084	98,359
Wells Fargo International Bond Fund Class R6	26,414	4,559	794	30,179	293,638
Wells Fargo Intrinsic Value Fund Class R6	7,085	654	166	7,573	90,349
Wells Fargo Premier Large Company Growth Fund Class R6	8,539	1,176	196	9,519	135,840
Wells Fargo Short-Term Bond Fund Institutional Class	56,295	3,992	953	59,334	519,765
Wells Fargo Special Mid Cap Value Fund Class R6	2,795	49	214	2,630	97,907
Wells Fargo Strategic Income Fund Institutional Class	54,721	2,877	1,325	56,273	526,717

					$2,259,013

In addition, the Fund invested in affiliated Master Portfolios. The Fund’s ownership of affiliated Master Portfolios is as follows:

	% of ownership, beginning of period		% of ownership, end of period		Value, end of period
Wells Fargo C&B Large Cap Value Portfolio	0.03%		0.03%		$91,577
Wells Fargo Core Bond Portfolio	0.02		0.01		694,550
Wells Fargo Large Company Value Portfolio	0.11		0.12		91,751
Wells Fargo Real Return Portfolio	0.43		0.35		288,814
Wells Fargo Small Company Growth Portfolio	0.00	*	0.00	*	58,777
Wells Fargo Small Company Value Portfolio	0.02		0.03		58,712

*	The amount invested is less than 0.005%.

Derivative transactions

For the nine months ended February 28, 2017, the Fund entered into futures contracts to gain market exposure to certain asset classes consistent with an active asset allocation strategy.

At February 28, 2017, the Fund had short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at February 28, 2017	Unrealized losses
6-21-2017	Goldman Sachs	1 Short	10-Year U.S. Treasury Notes	$124,578	$(377)

Wells Fargo Dynamic Target 2015 Fund	Portfolio of investments — February 28, 2017 (unaudited)

Security name				Shares	Value

Exchange-Traded Funds : 30.72%

iShares Global Infrastructure ETF				2,669	$108,922
Schwab International Equity ETF				10,432	302,215
Schwab U.S. Aggregate Bond ETF				8,792	456,305
Schwab U.S. Broad Market ETF				13,203	755,872
Schwab U.S. REIT ETF				2,796	117,600

Total Exchange-Traded Funds (Cost $1,632,975)					1,740,914

Investment Companies : 69.29%

Affiliated Master Portfolios : 21.62%

Wells Fargo C&B Large Cap Value Portfolio					136,667
Wells Fargo Core Bond Portfolio					548,461
Wells Fargo Large Company Value Portfolio					136,793
Wells Fargo Real Return Portfolio					228,374
Wells Fargo Small Company Growth Portfolio					87,631
Wells Fargo Small Company Value Portfolio					87,559

					1,225,485

Bond Funds : 18.67%

Wells Fargo International Bond Fund Class R6 (l)†				23,879	232,343
Wells Fargo Short-Term Bond Fund Institutional Class (l)				49,906	410,899
Wells Fargo Strategic Income Fund Institutional Class (l)				44,339	415,012

					1,058,254

Stock Funds : 29.00%

Calamos Market Neutral Income Fund Class I				21,324	278,916
Wells Fargo Diversified International Fund Class R6 (l)				31,366	366,978
Wells Fargo Emerging Markets Equity Income Fund Class R6 (l)				15,820	168,320
Wells Fargo Endeavor Select Fund Institutional Class (l)				23,016	201,618
Wells Fargo Enterprise Fund Class R6 (l)†				3,097	146,196
Wells Fargo Intrinsic Value Fund Class R6 (l)				11,273	134,489
Wells Fargo Premier Large Company Growth Fund Class R6 (l)†				14,150	201,922
Wells Fargo Special Mid Cap Value Fund Class R6 (l)				3,895	144,979

					1,643,418

Total Investment Companies (Cost $3,901,303)					3,927,157

		Yield	Maturity date	Principal

Short-Term Investments : 0.04%

U.S. Treasury Securities : 0.04%

U.S. Treasury Bill (z)#		0.47%	3-30-2017	$2,000	1,999

Total Short-Term Investments (Cost $1,999)					1,999

Total investments in securities (Cost $5,536,277)*	100.05%				5,670,070

Other assets and liabilities, net	(0.05)				(2,793)

Total net assets	100.00%				$5,667,277

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
†	Non-income-earning security
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

1

Portfolio of investments — February 28, 2017 (unaudited)	Wells Fargo Dynamic Target 2015 Fund

*	Cost for federal income tax purposes is $5,533,089 and unrealized gains (losses) consists of:

Gross unrealized gains	$234,668
Gross unrealized losses	(97,687)

Net unrealized gains	$136,981

Abbreviations:
ETF	Exchange-traded fund
REIT	Real estate investment trust

2

Wells Fargo Dynamic Target 2015 Fund (the “Fund”)

Notes to Portfolio of investments – February 28, 2017 (unaudited)

The Fund is a fund-of-funds that primarily invests in various affiliated mutual funds, unaffiliated mutual funds, and exchange-traded funds (collectively, the “Underlying Funds”) to gain exposure to the following asset classes: equity, fixed income, and alternative-style investments. The Fund’s investment strategy is to diversify the Fund’s investments among these asset classes. Investments in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 28, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in :
Exchange-traded funds	$1,740,914	$0	$0	$1,740,914
Investment companies	2,701,672	0	0	2,701,672
Short-term investments
U.S. Treasury securities	1,999	0	0	1,999
Investments measured at net asset value*				1,225,485

	4,444,585	0	0	5,670,070
Futures contracts	16	0	0	16

Total assets	$4,444,601	$0	$0	$5,670,086

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. At February 28, 2017, the aggregated affiliated Master Portfolios measured at fair value using the net asset value per share (or its equivalent) as a practical expedient were valued at $1,225,485. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 28, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

The investment objective of each affiliated Master Portfolios is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo C&B Large Cap Value Portfolio	Seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal
Wells Fargo Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation
Wells Fargo Large Company Value Portfolio	Seeks long-term capital appreciation
Wells Fargo Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term
Wells Fargo Small Company Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Small Company Value Portfolio	Seeks long-term capital appreciation

Investments in affiliates

An affiliated investment is a company which is under common ownership or control of the Fund or which the Fund has ownership of at least 5% of the outstanding voting shares. The following is a summary of transactions for the long-term holdings of issuers that were affiliates of the Fund at the beginning of the period or the end of the period.

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Wells Fargo Diversified International Fund Class R6	29,792	2,462	888	31,366	$366,978
Wells Fargo Emerging Markets Equity Income Fund Class R6	15,909	738	827	15,820	168,320
Wells Fargo Endeavor Select Fund Institutional Class	19,614	3,853	451	23,016	201,618
Wells Fargo Enterprise Fund Class R6	3,023	270	196	3,097	146,196
Wells Fargo International Bond Fund Class R6	19,765	5,240	1,126	23,879	232,343
Wells Fargo Intrinsic Value Fund Class R6	10,319	1,189	235	11,273	134,489
Wells Fargo Premier Large Company Growth Fund Class R6	12,459	1,954	263	14,150	201,922
Wells Fargo Short-Term Bond Fund Institutional Class	41,805	6,389	1,288	46,906	410,899
Wells Fargo Special Mid Cap Value Fund Class R6	4,068	154	327	3,895	144,979
Wells Fargo Strategic Income Fund Institutional Class	40,667	5,147	1,475	44,339	415,012

					$2,422,756

In addition, the Fund invested in affiliated Master Portfolios. The Fund’s ownership of affiliated Master Portfolios is as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period
Wells Fargo C&B Large Cap Value Portfolio	0.04%	0.04%	$136,667
Wells Fargo Core Bond Portfolio	0.01	0.01	548,461
Wells Fargo Large Company Value Portfolio	0.15	0.16	136,793
Wells Fargo Real Return Portfolio	0.32	0.28	228,374
Wells Fargo Small Company Growth Portfolio	0.01	0.01	87,631
Wells Fargo Small Company Value Portfolio	0.04	0.04	87,559

Derivative transactions

For the nine months ended February 28, 2017, the Fund entered into futures contracts to gain market exposure to certain asset classes consistent with an active asset allocation strategy.

At February 28, 2017, the Fund had short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at February 28, 2017	Unrealized losses
6-21-2017	Goldman Sachs	1 Short	10-Year U.S. Treasury Note	$124,578	$(377)

Wells Fargo Dynamic Target 2020 Fund	Portfolio of investments — February 28, 2017 (unaudited)

Security name				Shares	Value

Exchange-Traded Funds : 31.51%

iShares Global Infrastructure ETF				1,512	$61,705
Schwab International Equity ETF				12,302	356,389
Schwab U.S. Aggregate Bond ETF				7,030	364,857
Schwab U.S. Broad Market ETF				15,558	890,695
Schwab U.S. REIT ETF				2,644	111,207

Total Exchange-Traded Funds (Cost $1,668,056)					1,784,853

Investment Companies : 68.39%

Affiliated Master Portfolios : 20.26%

Wells Fargo C&B Large Cap Value Portfolio					160,541
Wells Fargo Core Bond Portfolio					437,926
Wells Fargo Large Company Value Portfolio					160,991
Wells Fargo Real Return Portfolio					181,990
Wells Fargo Small Company Growth Portfolio					102,978
Wells Fargo Small Company Value Portfolio					103,035

					1,147,461

Bond Funds : 14.87%

Wells Fargo International Bond Fund Class R6 (l)†				19,015	185,015
Wells Fargo Short-Term Bond Fund Institutional Class (l)				37,443	328,000
Wells Fargo Strategic Income Fund Institutional Class (l)				35,155	329,054

					842,069

Stock Funds : 33.26%

Calamos Market Neutral Income Fund Class I				21,042	275,230
Wells Fargo Diversified International Fund Class R6 (l)				37,000	432,903
Wells Fargo Emerging Markets Equity Income Fund Class R6 (l)				18,647	198,407
Wells Fargo Endeavor Select Fund Institutional Class (l)				27,109	237,479
Wells Fargo Enterprise Fund Class R6 (l)†				3,651	172,341
Wells Fargo Intrinsic Value Fund Class R6 (l)				13,274	158,364
Wells Fargo Premier Large Company Growth Fund Class R6 (l)†				16,623	237,210
Wells Fargo Special Mid Cap Value Fund Class R6 (l)				4,624	172,097

					1,884,031

Total Investment Companies (Cost $3,860,971)					3,873,561

		Yield	Maturity date	Principal

Short-Term Investments : 0.03%

U.S. Treasury Securities : 0.03%
U.S. Treasury Bill (z)#		0.47%	3-30-2017	$2,000	1,999

Total Short-Term Investments (Cost $1,999)					1,999

Total investments in securities (Cost $5,531,026)*	99.93%				5,660,413

Other assets and liabilities, net	0.07				3,857

Total net assets	100.00%				$5,664,270

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
†	Non-income-earning security
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

1

Portfolio of investments — February 28, 2017 (unaudited)	Wells Fargo Dynamic Target 2020 Fund

*	Cost for federal income tax purposes is $5,526,451 and unrealized gains (losses) consists of:

Gross unrealized gains	$253,833
Gross unrealized losses	(119,871)

Net unrealized gains	$133,962

Abbreviations:
ETF	Exchange-traded fund
REIT	Real estate investment trust

2

Wells Fargo Dynamic Target 2020 Fund (the “Fund”)

Notes to Portfolio of investments – February 28, 2017 (unaudited)

The Fund is a fund-of-funds that primarily invests in various affiliated mutual funds, unaffiliated mutual funds, and exchange-traded funds (collectively, the “Underlying Funds”) to gain exposure to the following asset classes: equity, fixed income, and alternative-style investments. The Fund’s investment strategy is to diversify the Fund’s investments among these asset classes. Investments in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 28, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Exchange-traded funds	$1,784,853	$0	$0	$1,784,853
Investment companies	2,726,100	0	0	2,726,100
Short-term investments
U.S. Treasury securities	1,999	0	0	1,999
Investments measured at net asset value*				1,147,461

	4,512,952	0	0	5,660,413
Futures contracts	16	0	0	16

Total assets	$4,512,968	$0	$0	$5,660,429

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. At February 28, 2017, the aggregated affiliated Master Portfolios measured at fair value using the net asset value per share (or its equivalent) as a practical expedient were valued at $1,147,461. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 28, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

The investment objective of each affiliated Master Portfolios is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo C&B Large Cap Value Portfolio	Seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal
Wells Fargo Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation.
Wells Fargo Large Company Value Portfolio	Seeks long-term capital appreciation
Wells Fargo Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term
Wells Fargo Small Company Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Small Company Value Portfolio	Seeks long-term capital appreciation

Investments in affiliates

An affiliated investment is a company which is under common ownership or control of the Fund or which the Fund has ownership of at least 5% of the outstanding voting shares. The following is a summary of transactions for the long-term holdings of issuers that were affiliates of the Fund at the beginning of the period or the end of the period.

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Wells Fargo Diversified International Fund Class R6	34,923	2,923	846	37,000	$432,903
Wells Fargo Emerging Markets Equity Income Fund Class R6	18,721	722	796	18,647	198,407
Wells Fargo Endeavor Select Fund Institutional Class	23,007	4,454	352	27,109	237,479
Wells Fargo Enterprise Fund Class R6	3,573	312	234	3,651	172,341
Wells Fargo International Bond Fund Class R6	15,093	4,772	850	19,015	185,015
Wells Fargo Intrinsic Value Fund Class R6	12,107	1,488	321	13,274	158,364
Wells Fargo Premier Large Company Growth Fund Class R6	14,603	2,200	180	16,623	237,210
Wells Fargo Short-Term Bond Fund Institutional Class	32,087	6,185	829	37,443	328,000
Wells Fargo Special Mid Cap Value Fund Class R6	4,789	150	315	4,624	172,097
Wells Fargo Strategic Income Fund Institutional Class	31,187	4,961	993	35,155	329,054

					$2,450,870

In addition, the Fund invested in affiliated Master Portfolios. The Fund’s ownership of affiliated Master Portfolios is as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period
Wells Fargo C&B Large Cap Value Portfolio	0.05%	0.04%	$160,541
Wells Fargo Core Bond Portfolio	0.01	0.01	437,926
Wells Fargo Large Company Value Portfolio	0.18	0.22	160,991
Wells Fargo Real Return Portfolio	0.24	0.22	181,990
Wells Fargo Small Company Growth Portfolio	0.01	0.01	102,978
Wells Fargo Small Company Value Portfolio	0.04	0.05	103,035

Derivative transactions

For the nine months ended February 28, 2017, the Fund entered into futures contracts to gain market exposure to certain asset classes consistent with an active asset allocation strategy.

At February 28, 2017, the Fund had short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at February 28, 2017	Unrealized losses
6-21-2017	Goldman Sachs	1 Short	10-Year U.S. Treasury Notes	$124,578	$(377)

Wells Fargo Dynamic Target 2025 Fund	Portfolio of investments — February 28, 2017 (unaudited)

Security name				Shares	Value

Exchange-Traded Funds : 32.35%

iShares Global Infrastructure ETF				1,349	$55,053
Schwab International Equity ETF				14,395	417,023
Schwab U.S. Aggregate Bond ETF				5,385	279,482
Schwab U.S. Broad Market ETF				18,191	1,041,435
Schwab U.S. REIT ETF				1,556	65,445

Total Exchange-Traded Funds (Cost $1,724,702)					1,858,438

Investment Companies : 67.88%

Affiliated Master Portfolios : 19.02%

Wells Fargo C&B Large Cap Value Portfolio					188,079
Wells Fargo Core Bond Portfolio					335,146
Wells Fargo Large Company Value Portfolio					188,349
Wells Fargo Real Return Portfolio					139,088
Wells Fargo Small Company Growth Portfolio					120,950
Wells Fargo Small Company Value Portfolio					120,942

					1,092,554

Bond Funds : 11.23%

Wells Fargo International Bond Fund Class R6 (l)†				14,602	142,073
Wells Fargo Short-Term Bond Fund Institutional Class (l)				28,645	250,931
Wells Fargo Strategic Income Fund Institutional Class (l)				26,925	252,022

					645,026

Stock Funds : 37.63%

Calamos Market Neutral Income Fund Class I				21,296	278,549
Wells Fargo Diversified International Fund Class R6 (l)				43,244	505,955
Wells Fargo Emerging Markets Equity Income Fund Class R6 (l)				21,748	231,394
Wells Fargo Endeavor Select Fund Institutional Class (l)				31,773	278,335
Wells Fargo Enterprise Fund Class R6 (l)†				4,280	202,002
Wells Fargo Intrinsic Value Fund Class R6 (l)				15,562	185,654
Wells Fargo Premier Large Company Growth Fund Class R6 (l)†				19,528	278,671
Wells Fargo Special Mid Cap Value Fund Class R6 (l)				5,395	200,796

					2,161,356

Total Investment Companies (Cost $3,884,052)					3,898,936

		Yield	Maturity date	Principal

Short-Term Investments : 0.04%

U.S. Treasury Securities : 0.04%
U.S. Treasury Bill (z)#		0.47%	3-30-2017	$2,000	1,999

Total Short-Term Investments (Cost $1,999)					1,999

Total investments in securities (Cost $5,610,753)*	100.27%				5,759,373

Other assets and liabilities, net	(0.27)				(15,227)

Total net assets	100.00%				$5,744,146

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
†	Non-income-earning security
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $5,606,471 and unrealized gains (losses) consists of:

Gross unrealized gains	$287,555
Gross unrealized losses	(134,653)

Net unrealized gains	$152,902

1

Portfolio of investments — February 28, 2017 (unaudited)	Wells Fargo Dynamic Target 2025 Fund

Abbreviations:

ETF	Exchange-traded fund
REIT	Real estate investment trust

2

Wells Fargo Dynamic Target 2025 Fund (the “Fund”)

Notes to Portfolio of investments – February 28, 2017 (unaudited)

The Fund is a fund-of-funds that primarily invests in various affiliated mutual funds, unaffiliated mutual funds, and exchange-traded funds (collectively, the “Underlying Funds”) to gain exposure to the following asset classes: equity, fixed income, and alternative-style investments. The Fund’s investment strategy is to diversify the Fund’s investments among these asset classes. Investments in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and the Fund acquires an indirect interest in those securities.

Investments in mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 28, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in :
Exchange-traded funds	$1,858,438	$0	$0	$1,858,438
Investment companies	2,806,382	0	0	2,806,382
Short-term investments
U.S. Treasury securities	1,999	0	0	1,999
Investments measured at net asset value*				1,092,554

	4,666,819	0	0	5,759,373
Futures contracts	16	0	0	16

Total assets	$4,666,835	$0	$0	$5,759,389

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. At February 28, 2017, the aggregated affiliated Master Portfolios measured at fair value using the net asset value per share (or its equivalent) as a practical expedient were valued at $1,092,554. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 28, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

The investment objective of each affiliated Master Portfolios is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo C&B Large Cap Value Portfolio	Seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal
Wells Fargo Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation.
Wells Fargo Large Company Value Portfolio	Seeks long-term capital appreciation
Wells Fargo Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term
Wells Fargo Small Company Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Small Company Value Portfolio	Seeks long-term capital appreciation

Investments in affiliates

An affiliated investment is a company which is under common ownership or control of the Fund or which the Fund has ownership of at least 5% of the outstanding voting shares. The following is a summary of transactions for the long-term holdings of issuers that were affiliates of the Fund at the beginning of the period or the end of the period.

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Wells Fargo Diversified International Fund Class R6	40,448	3,665	869	43,244	$505,955
Wells Fargo Emerging Markets Equity Income Fund Class R6	21,645	1,052	949	21,748	231,394
Wells Fargo Endeavor Select Fund Institutional Class	26,665	5,451	343	31,773	278,335
Wells Fargo Enterprise Fund Class R6	4,136	424	280	4,280	202,002
Wells Fargo International Bond Fund Class R6	11,328	4,217	943	14,602	142,073
Wells Fargo Intrinsic Value Fund Class R6	14,010	1,850	298	15,562	185,654
Wells Fargo Premier Large Company Growth Fund Class R6	16,918	2,759	149	19,528	278,671
Wells Fargo Short-Term Bond Fund Institutional Class	24,065	5,731	1,151	28,645	250,931
Wells Fargo Special Mid Cap Value Fund Class R6	5,546	229	380	5,395	200,796
Wells Fargo Strategic Income Fund Institutional Class	23,392	4,847	1,314	26,925	252,022

				$2,527,833

In addition, the Fund invested in affiliated Master Portfolios. The Fund’s ownership of affiliated Master Portfolios is as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period
Wells Fargo C&B Large Cap Value Portfolio	0.06%	0.05%	$188,079
Wells Fargo Core Bond Portfolio	0.01	0.01	335,146
Wells Fargo Large Company Value Portfolio	0.21	0.25	188,349
Wells Fargo Real Return Portfolio	0.18	0.17	139,088
Wells Fargo Small Company Growth Portfolio	0.01	0.01	120,950
Wells Fargo Small Company Value Portfolio	0.05	0.05	120,942

Derivative transactions

For the nine months ended February 28, 2017, the Fund entered into futures contracts to gain market exposure to certain asset classes consistent with an active asset allocation strategy.

At February 28, 2017, the Fund had short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at February 28, 2017	Unrealized losses
6-21-2017	Goldman Sachs	1 Short	10-Year U.S. Treasury Notes	$124,578	$(377)

Wells Fargo Dynamic Target 2030 Fund	Portfolio of investments — February 28, 2017 (unaudited)

Security name				Shares	Value

Exchange-Traded Funds : 33.12%

iShares Global Infrastructure ETF				317	$12,937
Schwab International Equity ETF				16,919	490,143
Schwab U.S. Aggregate Bond ETF				3,773	195,819
Schwab U.S. Broad Market ETF				20,555	1,176,774
Schwab U.S. REIT ETF				1,403	59,010

Total Exchange-Traded Funds (Cost $1,790,116)					1,934,683

Investment Companies : 67.11%

Affiliated Master Portfolios : 17.63%
Wells Fargo C&B Large Cap Value Portfolio					211,850
Wells Fargo Core Bond Portfolio					234,694
Wells Fargo Large Company Value Portfolio					212,400
Wells Fargo Real Return Portfolio					97,355
Wells Fargo Small Company Growth Portfolio					136,547
Wells Fargo Small Company Value Portfolio					136,888

					1,029,734

Bond Funds : 7.71%

Wells Fargo International Bond Fund Class R6 (l)†				10,060	97,880
Wells Fargo Short-Term Bond Fund Institutional Class (l)				20,094	176,022
Wells Fargo Strategic Income Fund Institutional Class (l)				18,836	176,303

					450,205

Stock Funds : 41.77%

Calamos Market Neutral Income Fund Class I				22,262	291,182
Wells Fargo Diversified International Fund Class R6 (l)				49,604	580,362
Wells Fargo Emerging Markets Equity Income Fund Class R6 (l)				25,236	268,511
Wells Fargo Endeavor Select Fund Institutional Class (l)				36,178	316,916
Wells Fargo Enterprise Fund Class R6 (l)†				4,819	227,442
Wells Fargo Intrinsic Value Fund Class R6 (l)				17,662	210,712
Wells Fargo Premier Large Company Growth Fund Class R6 (l)†				22,235	317,299
Wells Fargo Special Mid Cap Value Fund Class R6 (l)				6,108	227,324
					2,439,748

Total Investment Companies (Cost $3,910,626)					3,919,687

		Yield	Maturity date	Principal

Short-Term Investments : 0.03%

U.S. Treasury Securities : 0.03%
U.S. Treasury Bill (z)#		0.47%	3-30-2017	$2,000	1,999

Total Short-Term Investments (Cost $1,999)					1,999

Total investments in securities (Cost $5,702,741)*	100.26%				5,856,369

Other assets and liabilities, net	(0.26)				(15,474)

Total net assets	100.00%				$5,840,895

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
†	Non-income-earning security
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $5,696,649 and unrealized gains (losses) consists of:

Gross unrealized gains	$309,054
Gross unrealized losses	(149,334)

Net unrealized gains	$159,720

1

Portfolio of investments — February 28, 2017 (unaudited)	Wells Fargo Dynamic Target 2030 Fund

Abbreviations:

ETF	Exchange-traded fund
REIT	Real estate investment trust

2

Wells Fargo Dynamic Target 2030 Fund (the “Fund”)

Notes to Portfolio of investments – February 28, 2017 (unaudited)

The Fund is a fund-of-funds that primarily invests in various affiliated mutual funds, unaffiliated mutual funds, and exchange-traded funds (collectively, the “Underlying Funds”) to gain exposure to the following asset classes: equity, fixed income, and alternative-style investments. The Fund’s investment strategy is to diversify the Fund’s investments among these asset classes. Investments in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 28, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in :
Exchange-traded funds	$1,934,683	$0	$0	$1,934,683
Investment companies	2,889,953	0	0	2,889,953
Short-term investments
U.S. Treasury securities	1,999	0	0	1,999
Investments measured at net asset value*				1,029,734

	4,826,635	0	0	5,856,369
Futures contracts	16	0	0	16

Total assets	$4,826,651	$0	$0	$5,856,385

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. At February 28, 2017, the aggregated affiliated Master Portfolios measured at fair value using the net asset value per share (or its equivalent) as a practical expedient were valued at $1,029,734. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo C&B Large Cap Value Portfolio	Seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal
Wells Fargo Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation.
Wells Fargo Large Company Value Portfolio	Seeks long-term capital appreciation
Wells Fargo Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term
Wells Fargo Small Company Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Small Company Value Portfolio	Seeks long-term capital appreciation

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 28, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Investments in affiliates

An affiliated investment is a company which is under common ownership or control of the Fund or which the Fund has ownership of at least 5% of the outstanding voting shares. The following is a summary of transactions for the long-term holdings of issuers that were affiliates of the Fund at the beginning of the period or the end of the period.

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Wells Fargo Diversified International Fund Class R6	45,343	5,383	1,122	49,604	$580,362
Wells Fargo Emerging Markets Equity Income Fund Class R6	24,282	2,428	1,474	25,236	268,511
Wells Fargo Endeavor Select Fund Institutional Class	29,879	6,893	594	36,178	316,916
Wells Fargo Enterprise Fund Class R6	4,608	462	251	4,819	227,442
Wells Fargo International Bond Fund Class R6	7,426	3,744	1,110	10,060	97,880
Wells Fargo Intrinsic Value Fund Class R6	15,710	2,102	150	17,662	210,712
Wells Fargo Premier Large Company Growth Fund Class R6	18,961	3,537	263	22,235	317,299
Wells Fargo Short-Term Bond Fund Institutional Class	15,716	5,717	1,339	20,094	176,022
Wells Fargo Special Mid Cap Value Fund Class R6	6,195	250	337	6,108	227,324
Wells Fargo Strategic Income Fund Institutional Class	15,278	4,917	1,359	18,836	176,303

					$2,598,771

In addition, the Fund invested in affiliated Master Portfolios. The Fund’s ownership of affiliated Master Portfolios is as follows:

	% of ownership, beginning of period		% of ownership, end of period		Value, end of period
Wells Fargo C&B Large Cap Value Portfolio	0.06%		0.06%		$211,850
Wells Fargo Core Bond Portfolio	0.00	*	0.00	*	234,694
Wells Fargo Large Company Value Portfolio	0.23		0.29		212,400
Wells Fargo Real Return Portfolio	0.12		0.12		97,355
Wells Fargo Small Company Growth Portfolio	0.01		0.01		136,547
Wells Fargo Small Company Value Portfolio	0.06		0.06		136,888

*	The amount invested is less than 0.005%.

Derivative transactions

For the nine months ended February 28, 2017, the Fund entered into futures contracts to gain market exposure to certain asset classes consistent with an active asset allocation strategy.

At February 28, 2017, the Fund had short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at February 28, 2017	Unrealized losses
6-21-2017	Goldman Sachs	1 Short	10-Year U.S. Treasury Notes	$124,578	$(378)

Wells Fargo Dynamic Target 2035 Fund	Portfolio of investments — February 28, 2017 (unaudited)

Security name				Shares	Value

Exchange-Traded Funds : 33.43%

Schwab International Equity ETF				17,766	$514,681
Schwab U.S. Aggregate Bond ETF				2,440	126,636
Schwab U.S. Broad Market ETF				21,767	1,246,161
Schwab U.S. REIT ETF				289	12,155

Total Exchange-Traded Funds (Cost $1,750,508)					1,899,633

Investment Companies : 66.81%

Affiliated Master Portfolios : 16.79%

Wells Fargo C&B Large Cap Value Portfolio					224,598
Wells Fargo Core Bond Portfolio					151,654
Wells Fargo Large Company Value Portfolio					224,896
Wells Fargo Real Return Portfolio					62,920
Wells Fargo Small Company Growth Portfolio					144,255
Wells Fargo Small Company Value Portfolio					145,680

					954,003

Bond Funds : 5.12%

Wells Fargo International Bond Fund Class R6 (l)†				6,477	63,018
Wells Fargo Short-Term Bond Fund Institutional Class (l)				13,001	113,888
Wells Fargo Strategic Income Fund Institutional Class (l)				12,176	113,964

					290,870

Stock Funds : 44.90%

Calamos Market Neutral Income Fund Class I				21,359	279,381
Wells Fargo Diversified International Fund Class R6 (l)				52,133	609,957
Wells Fargo Emerging Markets Equity Income Fund Class R6 (l)				27,009	287,375
Wells Fargo Endeavor Select Fund Institutional Class (l)				38,229	334,890
Wells Fargo Enterprise Fund Class R6 (l)†				5,115	241,416
Wells Fargo Intrinsic Value Fund Class R6 (l)				18,583	221,698
Wells Fargo Premier Large Company Growth Fund Class R6 (l)†				23,531	335,782
Wells Fargo Special Mid Cap Value Fund Class R6 (l)				6,461	240,474

					2,550,973

Total Investment Companies (Cost $3,789,110)					3,795,846

		Yield	Maturity date	Principal

Short-Term Investments : 0.04%

U.S. Treasury Securities : 0.04%
U.S. Treasury Bill (z)#		0.47%	3-30-2017	$2,000	1,999

Total Short-Term Investments (Cost $1,999)					1,999

Total investments in securities (Cost $5,541,617)*	100.28%				5,697,478

Other assets and liabilities, net	(0.28)				(15,642)

Total net assets	100.00%				$5,681,836

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
†	Non-income-earning security
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $5,534,923 and unrealized gains (losses) consists of:

Gross unrealized gains	$319,500
Gross unrealized losses	(156,945)

Net unrealized gains	$162,555

1

Portfolio of investments — February 28, 2017 (unaudited)	Wells Fargo Dynamic Target 2035 Fund

Abbreviations:

ETF	Exchange-traded fund
REIT	Real estate investment trust

2

Wells Fargo Dynamic Target 2035 Fund (the “Fund”)

Notes to Portfolio of investments – February 28, 2017 (unaudited)

The Fund is a fund-of-funds that primarily invests in various affiliated mutual funds, unaffiliated mutual funds, and exchange-traded funds (collectively, the “Underlying Funds”) to gain exposure to the following asset classes: equity, fixed income, and alternative-style investments. The Fund’s investment strategy is to diversify the Fund’s investments among these asset classes. Investments in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 28, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in :
Exchange-traded funds	$1,899,633	$0	$0	$1,899,633
Investment companies	2,841,843	0	0	2,841,843
Short-term investments
U.S. Treasury securities	1,999	0	0	1,999
Investments measured at net asset value*				954,003

	4,743,475	0	0	5,697,478
Futures contracts	16	0	0	16

Total assets	$4,743,491	$0	$0	$5,697,494

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. At February 28, 2017, the aggregated affiliated Master Portfolios measured at fair value using the net asset value per share (or its equivalent) as a practical expedient were valued at $954,003. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo C&B Large Cap Value Portfolio	Seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal
Wells Fargo Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation.
Wells Fargo Large Company Value Portfolio	Seeks long-term capital appreciation
Wells Fargo Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term
Wells Fargo Small Company Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Small Company Value Portfolio	Seeks long-term capital appreciation

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 28, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Investments in affiliates

An affiliated investment is a company which is under common ownership or control of the Fund or which the Fund has ownership of at least 5% of the outstanding voting shares. The following is a summary of transactions for the long-term holdings of issuers that were affiliates of the Fund at the beginning of the period or the end of the period.

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Wells Fargo Diversified International Fund Class R6	48,108	5,006	981	52,133	$609,957
Wells Fargo Emerging Markets Equity Income Fund Class R6	25,721	2,651	1,363	27,009	287,375
Wells Fargo Endeavor Select Fund Institutional Class	31,745	7,067	583	38,229	334,890
Wells Fargo Enterprise Fund Class R6	4,907	471	263	5,115	241,416
Wells Fargo International Bond Fund Class R6	4,862	2,481	866	6,477	63,018
Wells Fargo Intrinsic Value Fund Class R6	16,667	2,064	148	18,583	221,698
Wells Fargo Premier Large Company Growth Fund Class R6	20,115	3,633	217	23,531	335,782
Wells Fargo Short-Term Bond Fund Institutional Class	10,291	3,921	1,211	13,001	113,888
Wells Fargo Special Mid Cap Value Fund Class R6	6,592	194	325	6,461	240,474
Wells Fargo Strategic Income Fund Institutional Class	10,002	3,385	1,211	12,176	113,964

					$2,562,462

In addition, the Fund invested in affiliated Master Portfolios. The Fund’s ownership of affiliated Master Portfolios is as follows:

	% of ownership, beginning of period		% of ownership, end of period		Value, end of period
Wells Fargo C&B Large Cap Value Portfolio	0.07%		0.06%		$224,598
Wells Fargo Core Bond Portfolio	0.00	*	0.00	*	151,654
Wells Fargo Large Company Value Portfolio	0.25		0.30		224,896
Wells Fargo Real Return Portfolio	0.08		0.08		62,920
Wells Fargo Small Company Growth Portfolio	0.01		0.01		144,255
Wells Fargo Small Company Value Portfolio	0.06		0.06		145,680

*	The amount invested is less than 0.005%.

Derivative transactions

For the nine months ended February 28, 2017, the Fund entered into futures contracts to gain market exposure to certain asset classes consistent with an active asset allocation strategy.

At February 28, 2017, the Fund had short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at February 28, 2017	Unrealized losses
6-21-2017	Goldman Sachs	1 Short	10-Year U.S. Treasury Notes	$124,578	$(377)

Wells Fargo Dynamic Target 2040 Fund	Portfolio of investments — February 28, 2017 (unaudited)

Security name			Shares	Value

Exchange-Traded Funds : 33.91%
Schwab International Equity ETF			18,583	$538,350
Schwab U.S. Aggregate Bond ETF			1,474	76,501
Schwab U.S. Broad Market ETF			22,763	1,303,180

Total Exchange-Traded Funds (Cost $1,760,946)				1,918,031

Investment Companies : 66.06%

Affiliated Master Portfolios : 15.97%

Wells Fargo C&B Large Cap Value Portfolio				235,097
Wells Fargo Core Bond Portfolio				92,207
Wells Fargo Large Company Value Portfolio				235,428
Wells Fargo Real Return Portfolio				38,668
Wells Fargo Small Company Growth Portfolio				150,201
Wells Fargo Small Company Value Portfolio				151,485

				903,086

Bond Funds : 3.13%

Wells Fargo International Bond Fund Class R6 (l)†			3,991	38,834
Wells Fargo Short-Term Bond Fund Institutional Class (l)			7,908	69,277
Wells Fargo Strategic Income Fund Institutional Class (l)			7,400	69,265

				177,376

Stock Funds : 46.96%

Calamos Market Neutral Income Fund Class I			21,095	275,918
Wells Fargo Diversified International Fund Class R6 (l)			54,641	639,304
Wells Fargo Emerging Markets Equity Income Fund Class R6 (l)			28,419	302,382
Wells Fargo Endeavor Select Fund Institutional Class (l)			40,077	351,075
Wells Fargo Enterprise Fund Class R6 (l)†			5,358	252,914
Wells Fargo Intrinsic Value Fund Class R6 (l)			19,424	231,724
Wells Fargo Premier Large Company Growth Fund Class R6 (l)†			24,644	351,663
Wells Fargo Special Mid Cap Value Fund Class R6 (l)			6,751	251,285

				2,656,265

Total Investment Companies (Cost $3,727,494)				3,736,727

	Yield	Maturity date	Principal

Short-Term Investments : 0.04%

U.S. Treasury Securities : 0.04%

U.S. Treasury Bill (z)#	0.47%	3-30-2017	$2,000	1,999

Total Short-Term Investments (Cost $1,999)				1,999

Total investments in securities (Cost $5,490,439)*	100.01%			5,656,757

Other assets and liabilities, net	(0.01)			(434)

Total net assets	100.00%			$5,656,323

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
†	Non-income-earning security
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

1

Portfolio of investments — February 28, 2017 (unaudited)	Wells Fargo Dynamic Target 2040 Fund

*	Cost for federal income tax purposes is $5,481,819 and unrealized gains (losses) consists of:

Gross unrealized gains	$333,788
Gross unrealized losses	(158,850)
Net unrealized gains	$174,938

Abbreviations:
ETF	Exchange-traded fund

2

Wells Fargo Dynamic Target 2040 Fund (the “Fund”)

Notes to Portfolio of investments – February 28, 2017 (unaudited)

The Fund is a fund-of-funds that primarily invests in various affiliated mutual funds, unaffiliated mutual funds, and exchange-traded funds (collectively, the “Underlying Funds”) to gain exposure to the following asset classes: equity, fixed income, and alternative-style investments. The Fund’s investment strategy is to diversify the Fund’s investments among these asset classes. Investments in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 28, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Exchange-traded funds	$1,918,031	$0	$0	$1,918,031
Investment companies	2,833,641	0	0	2,833,641
Short-term investments
U.S. Treasury securities	1,999	0	0	1,999
Investments measured at net asset value*				903,086

	4,753,671	0	0	5,656,757
Futures contracts	16	0	0	16

Total assets	$4,753,687	$0	$0	$5,656,773

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. At February 28, 2017, the aggregated affiliated Master Portfolios measured at fair value using the net asset value per share (or its equivalent) as a practical expedient were valued at $903,086. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 28, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo C&B Large Cap Value Portfolio	Seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal
Wells Fargo Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation
Wells Fargo Large Company Value Portfolio	Seeks long-term capital appreciation
Wells Fargo Real Return Portfolio	Seeks returns that exceed inflation over the long-term
Wells Fargo Small Company Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Small Company Value Portfolio	Seeks long-term capital appreciation

Investments in affiliates

An affiliated investment is a company which is under common ownership or control of the Fund or which the Fund has ownership of at least 5% of the outstanding voting shares. The following is a summary of transactions for the long-term holdings of issuers that were affiliates of the Fund at the beginning of the period or the end of the period.

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Wells Fargo Diversified International Fund Class R6	50,806	4,584	749	54,641	$639,304
Wells Fargo Emerging Markets Equity Income Fund Class R6	27,749	2,996	2,326	28,419	302,382
Wells Fargo Endeavor Select Fund Institutional Class	33,204	7,722	849	40,077	351,075
Wells Fargo Enterprise Fund Class R6	5,128	475	245	5,358	252,914
Wells Fargo International Bond Fund Class R6	3,052	1,669	730	3,991	38,834
Wells Fargo Intrinsic Value Fund Class R6	17,620	2,051	247	19,424	231,724
Wells Fargo Premier Large Company Growth Fund Class R6	21,100	3,885	341	24,644	351,663
Wells Fargo Short-Term Bond Fund Institutional Class	6,399	2,569	1,060	7,908	69,277
Wells Fargo Special Mid Cap Value Fund Class R6	6,898	159	306	6,751	251,285
Wells Fargo Strategic Income Fund Institutional Class	6,216	2,223	1,039	7,400	69,265

					$2,557,723

In addition, the Fund invested in affiliated Master Portfolios. The Fund’s ownership of affiliated Master Portfolios is as follows:

	% of ownership, beginning of period		% of ownership, end of period		Value, end of period
Wells Fargo C&B Large Cap Value Portfolio	0.07%		0.06%		$235,097
Wells Fargo Core Bond Portfolio	0.00	*	0.00	*	92,207
Wells Fargo Large Company Value Portfolio	0.26		0.32		235,428
Wells Fargo Real Return Portfolio	0.05		0.05		38,668
Wells Fargo Small Company Growth Portfolio	0.01		0.01		150,201
Wells Fargo Small Company Value Portfolio	0.06		0.07		151,485

*	The amount invested is less than 0.005%.

Derivative transactions

For the nine months ended February 28, 2017, the Fund entered into futures contracts to gain market exposure to certain asset classes consistent with an active asset allocation strategy.

At February 28, 2017, the Fund had short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at February 28, 2017	Unrealized losses
6-21-2017	Goldman Sachs	1 Short	10-Year U.S. Treasury Notes	$124,578	$(377)

Wells Fargo Dynamic Target 2045 Fund	Portfolio of investments — February 28, 2017 (unaudited)

Security name				Shares	Value

Exchange-Traded Funds : 34.17%

Schwab International Equity ETF				18,845	$545,940
Schwab U.S. Aggregate Bond ETF				1,128	58,544
Schwab U.S. Broad Market ETF				23,045	1,319,326

Total Exchange-Traded Funds (Cost $1,765,640)					1,923,810

Investment Companies : 65.86%

Affiliated Master Portfolios : 15.70%

Wells Fargo C&B Large Cap Value Portfolio					237,963
Wells Fargo Core Bond Portfolio					70,628
Wells Fargo Large Company Value Portfolio					238,207
Wells Fargo Real Return Portfolio					29,709
Wells Fargo Small Company Growth Portfolio					152,759
Wells Fargo Small Company Value Portfolio					154,397

					883,663

Bond Funds : 2.41%

Wells Fargo International Bond Fund Class R6 (l)†				3,053	29,702
Wells Fargo Short-Term Bond Fund Institutional Class (l)				6,064	53,120
Wells Fargo Strategic Income Fund Institutional Class (l)				5,683	53,192

					136,014

Stock Funds : 47.75%

Calamos Market Neutral Income Fund Class I				21,046	275,276
Wells Fargo Diversified International Fund Class R6 (l)				55,365	647,772
Wells Fargo Emerging Markets Equity Income Fund Class R6 (l)				28,803	306,469
Wells Fargo Endeavor Select Fund Institutional Class (l)				40,669	356,256
Wells Fargo Enterprise Fund Class R6 (l)†				5,437	256,642
Wells Fargo Intrinsic Value Fund Class R6 (l)				19,652	234,452
Wells Fargo Premier Large Company Growth Fund Class R6 (l)†				25,036	357,263
Wells Fargo Special Mid Cap Value Fund Class R6 (l)				6,828	254,140

					2,688,270

Total Investment Companies (Cost $3,700,306)					3,707,947

		Yield	Maturity date	Principal

Short-Term Investments : 0.04%

U.S. Treasury Securities : 0.04%

U.S. Treasury Bill (z)#		0.47%	3-30-2017	$2,000	1,999

Total Short-Term Investments (Cost $1,999)					1,999

Total investments in securities (Cost $5,467,945)*	100.07%				5,633,756

Other assets and liabilities, net	(0.07)				(3,952)

Total net assets	100.00%				$5,629,804

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
†	Non-income-earning security
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $5,459,323 and unrealized gains (losses) consists of:

Gross unrealized gains	$335,235
Gross unrealized losses	(160,802)
Net unrealized gains	$174,433

Abbreviations:
ETF	Exchange-traded fund

1

Wells Fargo Dynamic Target 2045 Fund (the “Fund”)

Notes to Portfolio of investments – February 28, 2017 (unaudited)

The Fund is a fund-of-funds that primarily invests in various affiliated mutual funds, unaffiliated mutual funds, and exchange-traded funds (collectively, the “Underlying Funds”) to gain exposure to the following asset classes: equity, fixed income, and alternative-style investments. The Fund’s investment strategy is to diversify the Fund’s investments among these asset classes. Investments in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 28, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Exchange-traded funds	$1,923,810	$0	$0	$1,923,810
Investment companies	2,824,284	0	0	2,824,284
Short-term investments
U.S. Treasury securities	1,999	0	0	1,999
Investments measured at net asset value*				883,663

	4,750,093	0	0	5,633,756
Futures contracts	16	0	0	16

Total assets	$4,750,109	$0	$0	$5,633,772

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. At February 28, 2017, the aggregated affiliated Master Portfolios measured at fair value using the net asset value per share (or its equivalent) as a practical expedient were valued at $883,663. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 28, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo C&B Large Cap Value Portfolio	Seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal
Wells Fargo Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation
Wells Fargo Large Company Value Portfolio	Seeks long-term capital appreciation
Wells Fargo Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term
Wells Fargo Small Company Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Small Company Value Portfolio	Seeks long-term capital appreciation

Investments in affiliates

An affiliated investment is a company which is under common ownership or control of the Fund or which the Fund has ownership of at least 5% of the outstanding voting shares. The following is a summary of transactions for the long-term holdings of issuers that were either affiliates of the Fund at the beginning of the period or the end of the period.

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Wells Fargo Diversified International Fund Class R6	51,090	4,986	711	55,365	$647,772
Wells Fargo Emerging Markets Equity Income Fund Class R6	27,405	3,083	1,685	28,803	306,469
Wells Fargo Endeavor Select Fund Institutional Class	33,574	7,975	880	40,669	356,256
Wells Fargo Enterprise Fund Class R6	5,165	525	253	5,437	256,642
Wells Fargo International Bond Fund Class R6	2,400	1,316	663	3,053	29,702
Wells Fargo Intrinsic Value Fund Class R6	17,713	2,212	273	19,652	234,452
Wells Fargo Premier Large Company Growth Fund Class R6	21,347	4,056	367	25,036	357,263
Wells Fargo Short-Term Bond Fund Institutional Class	5,029	1,954	919	6,064	53,120
Wells Fargo Special Mid Cap Value Fund Class R6	6,958	179	309	6,828	254,140
Wells Fargo Strategic Income Fund Institutional Class	4,884	1,722	923	5,683	53,192

					$2,549,008

In addition, the Fund invested in affiliated Master Portfolios. The Fund’s ownership of affiliated Master Portfolios was as follows:

	% of ownership, beginning of period		% of ownership, end of period		Value, end of period
Wells Fargo C&B Large Cap Value Portfolio	0.07%		0.07%		$237,963
Wells Fargo Core Bond Portfolio	0.00	*	0.00	*	70,628
Wells Fargo Large Company Value Portfolio	0.26		0.32		238,207
Wells Fargo Real Return Portfolio	0.04		0.04		29,709
Wells Fargo Small Company Growth Portfolio	0.01		0.01		152,759
Wells Fargo Small Company Value Portfolio	0.06		0.07		154,397

*	The amount invested is less than 0.005%.

Derivative transactions

For the nine months ended February 28, 2017, the Fund entered into futures contracts to gain market exposure to certain asset classes consistent with an active asset allocation strategy.

At February 28, 2017, the Fund had short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at February 28, 2017	Unrealized losses
6-21-2017	Goldman Sachs	1 Short	10-Year U.S. Treasury Notes	$124,578	$(377)

Wells Fargo Dynamic Target 2050 Fund	Portfolio of investments — February 28, 2017 (unaudited)

Security name				Shares	Value

Exchange-Traded Funds : 34.29%

Schwab International Equity ETF				18,656	$540,464
Schwab U.S. Aggregate Bond ETF				1,065	55,274
Schwab U.S. Broad Market ETF				22,878	1,309,766

Total Exchange-Traded Funds (Cost $1,748,289)					1,905,504

Investment Companies : 65.80%

Affiliated Master Portfolios : 15.73%

Wells Fargo C&B Large Cap Value Portfolio					237,125
Wells Fargo Core Bond Portfolio					66,330
Wells Fargo Large Company Value Portfolio					237,335
Wells Fargo Real Return Portfolio					27,610
Wells Fargo Small Company Growth Portfolio					152,268
Wells Fargo Small Company Value Portfolio					153,954

					874,622

Bond Funds : 2.29%

Wells Fargo International Bond Fund Class R6 (l)†				2,843	27,658
Wells Fargo Short-Term Bond Fund Institutional Class (l)				5,682	49,778
Wells Fargo Strategic Income Fund Institutional Class (l)				5,319	49,786

					127,222

Stock Funds : 47.78%

Calamos Market Neutral Income Fund Class I				20,866	272,930
Wells Fargo Diversified International Fund Class R6 (l)				54,607	638,900
Wells Fargo Emerging Markets Equity Income Fund Class R6 (l)				28,171	299,738
Wells Fargo Endeavor Select Fund Institutional Class (l)				40,053	350,864
Wells Fargo Enterprise Fund Class R6 (l)†				5,375	253,700
Wells Fargo Intrinsic Value Fund Class R6 (l)				19,545	233,174
Wells Fargo Premier Large Company Growth Fund Class R6 (l)†				24,718	352,729
Wells Fargo Special Mid Cap Value Fund Class R6 (l)				6,803	253,210

					2,655,245

Total Investment Companies (Cost $3,652,179)					3,657,089

		Yield	Maturity date	Principal

Short-Term Investments : 0.04%

U.S. Treasury Securities : 0.04%

U.S. Treasury Bill #(z)		0.47%	3-30-2017	$2,000	1,999

Total Short-Term Investments (Cost $1,999)					1,999

Total investments in securities (Cost $5,402,467)*	100.13%				5,564,592

Other assets and liabilities, net	(0.13)				(7,188)

Total net assets	100.00%				$5,557,404

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
†	Non-income-earning security
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. The rate represents the current yield to maturity.

1

Wells Fargo Dynamic Target 2050 Fund	Portfolio of investments — February 28, 2017 (unaudited)

*	Cost for federal income tax purposes is $5,393,778 and unrealized gains (losses) consists of:

Gross unrealized gains	$333,042
Gross unrealized losses	(162,228)

Net unrealized gains	$170,814

Abbreviations:
ETF	Exchange-traded fund

2

Wells Fargo Dynamic Target 2050 Fund (the “Fund”)

Notes to Portfolio of investments – February 28, 2017 (unaudited)

The Fund is a fund-of-funds that primarily invests in various affiliated mutual funds, unaffiliated mutual funds, and exchange-traded funds (collectively, the “Underlying Funds”) to gain exposure to the following asset classes: equity, fixed income, and alternative-style investments. The Fund’s investment strategy is to diversify the Fund’s investments among these asset classes. Investments in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 28, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Exchange-traded funds	$1,905,504	$0	$0	$1,905,504
Investment companies	2,782,467	0	0	2,782,467
Short-term investments
U.S. Treasury securities	1,999	0	0	1,999
Investments measured at net asset value*				874,622

	4,689,970	0	0	5,564,592
Futures contracts	16	0	0	16

Total assets	$4,689,986	$0	$0	$5,564,608

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. At February 28, 2017, the aggregated affiliated Master Portfolios measured at fair value using the net asset value per share (or its equivalent) as a practical expedient were valued at $874,622. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 28, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo C&B Large Cap Value Portfolio	Seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal
Wells Fargo Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation
Wells Fargo Large Company Value Portfolio	Seeks long-term capital appreciation
Wells Fargo Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term
Wells Fargo Small Company Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Small Company Value Portfolio	Seeks long-term capital appreciation

Investments in affiliates

An affiliated investment is a company which is under common ownership or control of the Fund or which the Fund has ownership of at least 5% of the outstanding voting shares. The following is a summary of transactions for the long-term holdings of issuers that were affiliates of the Fund at the beginning of the period or the end of the period.

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Wells Fargo Diversified International Fund Class R6	50,959	4,333	685	54,607	$638,900
Wells Fargo Emerging Markets Equity Income Fund Class R6	27,289	2,332	1,450	28,171	299,738
Wells Fargo Endeavor Select Fund Institutional Class	33,498	7,374	819	40,053	350,864
Wells Fargo Enterprise Fund Class R6	5,158	463	246	5,375	253,700
Wells Fargo International Bond Fund Class R6	2,354	1,160	671	2,843	27,658
Wells Fargo Intrinsic Value Fund Class R6	17,669	2,164	288	19,545	233,174
Wells Fargo Premier Large Company Growth Fund Class R6	21,287	3,744	313	24,718	352,729
Wells Fargo Short-Term Bond Fund Institutional Class	4,947	1,676	941	5,682	49,778
Wells Fargo Special Mid Cap Value Fund Class R	6,945	185	327	6,803	253,210
Wells Fargo Strategic Income Fund Institutional Class	4,804	1,456	941	5,319	49,786

					$2,509,537

In addition, the Fund invested in affiliated Master Portfolios. The Fund’s ownership of affiliated Master Portfolios is as follows:

	% of ownership, beginning of period		% of ownership, end of period		Value, end of period
Wells Fargo C&B Large Cap Value Portfolio	0.07%		0.07%		$237,125
Wells Fargo Core Bond Portfolio	0.00	*	0.00	*	66,330
Wells Fargo Large Company Value Portfolio	0.26		0.32		237,335
Wells Fargo Real Return Portfolio	0.04		0.03		27,610
Wells Fargo Small Company Growth Portfolio	0.01		0.01		152,268
Wells Fargo Small Company Value Portfolio	0.06		0.07		153,954

*	The amount invested is less than 0.005%.

Derivative transactions

For the nine months ended February 28, 2017, the Fund entered into futures contracts to gain market exposure to certain asset classes consistent with an active asset allocation strategy.

At February 28, 2017, the Fund had short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at February 28, 2017	Unrealized losses
6-21-2017	Goldman Sachs	1 Short	10-Year U.S. Treasury Notes	$124,578	$(377)

Wells Fargo Dynamic Target 2055 Fund	Portfolio of investments — February 28, 2017 (unaudited)

Security name				Shares	Value

Exchange-Traded Funds : 34.25%

Schwab International Equity ETF				18,596	$538,726
Schwab U.S. Aggregate Bond ETF				1,068	55,429
Schwab U.S. Broad Market ETF				22,847	1,307,991

Total Exchange-Traded Funds (Cost $1,745,235)					1,902,146

Investment Companies : 65.74%

Affiliated Master Portfolios : 15.70%

Wells Fargo C&B Large Cap Value Portfolio					236,528
Wells Fargo Core Bond Portfolio					66,547
Wells Fargo Large Company Value Portfolio					236,850
Wells Fargo Real Return Portfolio					27,694
Wells Fargo Small Company Growth Portfolio					151,434
Wells Fargo Small Company Value Portfolio					153,124

					872,177

Bond Funds : 2.30%

Wells Fargo International Bond Fund Class R6 (l)†				2,847	27,702
Wells Fargo Short-Term Bond Fund Institutional Class (l)				5,700	49,929
Wells Fargo Strategic Income Fund Institutional Class (l)				5,338	49,959

					127,590

Stock Funds : 47.74%

Calamos Market Neutral Income Fund Class I				20,774	271,719
Wells Fargo Diversified International Fund Class R6 (l)				54,534	638,043
Wells Fargo Emerging Markets Equity Income Fund Class R6 (l)				28,161	299,629
Wells Fargo Endeavor Select Fund Institutional Class (l)				40,046	350,805
Wells Fargo Enterprise Fund Class R6 (l)†				5,366	253,264
Wells Fargo Intrinsic Value Fund Class R6 (l)				19,511	232,765
Wells Fargo Premier Large Company Growth Fund Class R6 (l)†				24,671	352,062
Wells Fargo Special Mid Cap Value Fund Class R6 (l)				6,793	252,823

					2,651,110

Total Investment Companies (Cost $3,646,830)					3,650,877

		Yield	Maturity date	Principal

Short-Term Investments : 0.04%

U.S. Treasury Securities : 0.04%

U.S. Treasury Bill #(z)		0.47%	3-30-2017	$2,000	1,999

Total Short-Term Investments (Cost $1,999)					1,999

Total investments in securities (Cost $5,394,064)*	100.03%				5,555,022

Other assets and liabilities, net	(0.03)				(1,579)

Total net assets	100.00%				$5,553,443

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
†	Non-income-earning security
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. The rate represents the current yield to maturity.
*	Cost for federal income tax purposes is $5,385,567 and unrealized gains (losses) consists of:

Gross unrealized gains	$332,330
Gross unrealized losses	(162,875)

Net unrealized gains	$169,455

Abbreviations:
ETF	Exchange-traded fund

1

Wells Fargo Dynamic Target 2055 Fund (the “Fund”)

Notes to Portfolio of investments – February 28, 2017 (unaudited)

The Fund is a fund-of-funds that primarily invests in various affiliated mutual funds, unaffiliated mutual funds, and exchange-traded funds (collectively, the “Underlying Funds”) to gain exposure to the following asset classes: equity, fixed income, and alternative-style investments. The Fund’s investment strategy is to diversify the Fund’s investments among these asset classes. Investments in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 28, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Exchange-traded funds	$1,902,146	$0	$0	$1,902,146
Investment companies	2,778,700	0	0	2,778,700
Short-term investments
U.S. Treasury securities	1,999	0	0	1,999
Investments measured at net asset value*				872,177

	4,682,845	0	0	5,555,022
Futures contracts	16	0	0	16

Total assets	$4,682,861	$0	$0	$5,555,038

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. At February 28, 2017, the aggregated affiliated Master Portfolios measured at fair value using the net asset value per share (or its equivalent) as a practical expedient were valued at $872,177. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to the Funds at that date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 28, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

The investment objective of each affiliated Master Portfolios is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo C&B Large Cap Value Portfolio	Seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal
Wells Fargo Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation
Wells Fargo Large Company Value Portfolio	Seeks long-term capital appreciation
Wells Fargo Real Return Portfolio	Seeks returns that exceed inflation over the long-term
Wells Fargo Small Company Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Small Company Value Portfolio	Seeks long-term capital appreciation

Investments in affiliates

An affiliated investment is a company which is under common ownership or control of the Fund or which the Fund has ownership of at least 5% of the outstanding voting shares. The following is a summary of transactions for the long-term holdings of issuers that were affiliates of the Fund at the beginning of the period or the end of the period.

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Wells Fargo Diversified International Fund Class R6	50,920	4,329	715	54,534	$638,043
Wells Fargo Emerging Markets Equity Income Fund Class R6	27,258	2,359	1,456	28,161	299,629
Wells Fargo Endeavor Select Fund Institutional Class	33,480	7,367	801	40,046	350,805
Wells Fargo Enterprise Fund Class R6	5,158	462	254	5,366	253,264
Wells Fargo International Bond Fund Class R6	2,352	1,159	664	2,847	27,702
Wells Fargo Intrinsic Value Fund Class R6	17,654	2,140	283	19,511	232,765

Wells Fargo Premier Large Company Growth Fund Class R6	21,272	3,713	314	24,671	352,062
Wells Fargo Short-Term Bond Fund Institutional Class	4,942	1,671	913	5,700	49,929
Wells Fargo Special Mid Cap Value Fund Class R6	6,941	184	332	6,793	252,823
Wells Fargo Strategic Income Fund Institutional Class	4,800	1,444	906	5,338	49,959

					$2,506,981

In addition, the Fund invested in affiliated Master Portfolios. The Fund’s ownership of affiliated Master Portfolios is as follows:

	% of ownership, beginning of period		% of ownership, end of period		Value, end of period
Wells Fargo C&B Large Cap Value Portfolio	0.07%		0.07%		$236,528
Wells Fargo Core Bond Portfolio	0.00	*	0.00	*	66,547
Wells Fargo Large Company Value Portfolio	0.26		0.32		236,850
Wells Fargo Real Return Portfolio	0.04		0.03		27,694
Wells Fargo Small Company Growth Portfolio	0.01		0.01		151,434
Wells Fargo Small Company Value Portfolio	0.06		0.07		153,124

*	The amount invested is less than 0.005%.

Derivative transactions

For the nine months ended February 28, 2017, the Fund entered into futures contracts to gain market exposure to certain asset classes consistent with an active asset allocation strategy.

At February 28, 2017, the Fund had short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at February 28, 2017	Unrealized losses
6-20-2017	Goldman Sachs	1 Short	10-Year U.S. Treasury Notes	$124,578	$(377)

Wells Fargo Dynamic Target 2060 Fund	Portfolio of investments — February 28, 2017 (unaudited)

Security name				Shares	Value

Exchange-Traded Funds : 34.28%

Schwab International Equity ETF				18,575	$538,118
Schwab U.S. Aggregate Bond ETF				1,070	55,533
Schwab U.S. Broad Market ETF				22,880	1,309,880

Total Exchange-Traded Funds (Cost $1,746,255)					1,903,531

Investment Companies : 65.80%

Affiliated Master Portfolios : 15.75%

Wells Fargo C&B Large Cap Value Portfolio					236,954
Wells Fargo Core Bond Portfolio					66,662
Wells Fargo Large Company Value Portfolio					237,265
Wells Fargo Real Return Portfolio					27,743
Wells Fargo Small Company Growth Portfolio					151,878
Wells Fargo Small Company Value Portfolio					153,604

					874,106

Fixed Income Funds : 2.30%

Wells Fargo International Bond Fund Class R6 (l)†					27,747
Wells Fargo Short-Term Bond Fund Institutional Class (l)					50,016
Wells Fargo Strategic Income Fund Institutional Class (l)					50,046

					127,809

Stock Funds : 47.75%

Calamos Market Neutral Income Fund Class I				20,745	271,337
Wells Fargo Diversified International Fund Class R6 (l)				54,548	638,212
Wells Fargo Emerging Markets Equity Income Fund Class R6 (l)				28,145	299,459
Wells Fargo Endeavor Select Fund Institutional Class (l)				40,022	350,597
Wells Fargo Enterprise Fund Class R6 (l)†				5,370	253,467
Wells Fargo Intrinsic Value Fund Class R6 (l)				19,522	232,892
Wells Fargo Premier Large Company Growth Fund Class R6 (l)†				24,675	352,111
Wells Fargo Special Mid Cap Value Fund Class R6 (l)				6,801	253,119

					2,651,194

Total Investment Companies (Cost $3,649,280)					3,653,109

		Yield	Maturity date	Principal

Short-Term Investments : 0.04%

U.S. Treasury Securities : 0.04%

U.S. Treasury Bill (z)#		0.47%	3-30-2017	$2,000	1,999

Total Short-Term Investments (Cost $1,999)					1,999

Total investments in securities (Cost $5,397,534)*	100.12%				5,558,639

Other assets and liabilities, net	(0.12)				(6,619)

Total net assets	100.00%				$5,552,020

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
†	Non-income-earning security
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $5,388,654 and unrealized gains (losses) consists of:

Gross unrealized gains	$332,215
Gross unrealized losses	(162,230)

Net unrealized gains	$169,985

1

Portfolio of investments — February 28, 2017 (unaudited)	Wells Fargo Dynamic Target 2060 Fund

Abbreviations:
ETF	Exchange-traded fund

2

Wells Fargo Dynamic Target 2060 Fund (the “Fund”)

Notes to Portfolio of investments – February 28, 2017 (unaudited)

The Fund is a fund-of-funds that primarily invests in various affiliated mutual funds, unaffiliated mutual funds, and exchange-traded funds (collectively, the “Underlying Funds”) to gain exposure to the following asset classes: equity, fixed income, and alternative-style investments. The Fund’s investment strategy is to diversify the Fund’s investments among these asset classes. Investments in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 28, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Exchange-traded funds	$1,903,531	$0	$0	$1,903,531
Investment companies	2,779,003	0	0	2,779,003
Short-term investments
U.S. Treasury securities	1,999	0	0	1,999
Investments measured at net asset value*				874,106

	4,684,533	0	0	5,558,639
Futures contracts	16	0	0	16

Total assets	$4,684,549	$0	$0	$5,558,655

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. At February 28, 2017, the aggregated affiliated Master Portfolios measured at fair value using the net asset value per share (or its equivalent) as a practical expedient were valued at $874,106. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 28, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

The investment objective of each affiliated Master Portfolios is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo C&B Large Cap Value Portfolio	Seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal
Wells Fargo Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation.
Wells Fargo Large Company Value Portfolio	Seeks long-term capital appreciation
Wells Fargo Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term
Wells Fargo Small Company Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Small Company Value Portfolio	Seeks long-term capital appreciation

Investments in affiliates

An affiliated investment is a company which is under common ownership or control of the Fund or which the Fund has ownership of at least 5% of the outstanding voting shares. The following is a summary of transactions for the long-term holdings of issuers that were affiliates of the Fund at the beginning of the period or the end of the period.

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Wells Fargo Diversified International Fund Class R6	50,970	4,217	639	54,548	$638,212
Wells Fargo Emerging Markets Equity Income Fund Class R6	27,299	2,285	1,439	28,145	299,459
Wells Fargo Endeavor Select Fund Institutional Class	33,509	7,334	821	40,022	350,597
Wells Fargo Enterprise Fund Class R6	5,158	458	246	5,370	253,467
Wells Fargo International Bond Fund Class R6	2,358	1,132	638	2,852	27,747
Wells Fargo Intrinsic Value Fund Class R6	17,674	2,137	289	19,522	232,892
Wells Fargo Premier Large Company Growth Fund Class R6	21,293	3,692	310	24,675	352,111
Wells Fargo Short-Term Bond Fund Institutional Class	4,955	1,668	913	5,710	50,016
Wells Fargo Special Mid Cap Value Fund Class R6	6,946	186	331	6,801	253,119
Wells Fargo Strategic Income Fund Institutional Class	4,810	1,448	911	5,347	50,046

					$2,507,666

In addition, the Fund invested in affiliated Master Portfolios. The Fund’s ownership of affiliated Master Portfolios is as follows:

	% of ownership, beginning of period		% of ownership, end of period		Value, end of period
Wells Fargo C&B Large Cap Value Portfolio	0.07%		0.07%		$236,954
Wells Fargo Core Bond Portfolio	0.00	*	0.00	*	66,662
Wells Fargo Large Company Value Portfolio	0.26		0.32		237,265
Wells Fargo Real Return Portfolio	0.04		0.03		27,743
Wells Fargo Small Company Growth Portfolio	0.01		0.01		151,878
Wells Fargo Small Company Value Portfolio	0.06		0.07		153,604

*	The amount invested is less than 0.005%.

Derivative transactions

For the nine months ended February 28, 2017, the Fund entered into futures contracts for to gain market exposure to certain asset classes consistent with an active asset allocation strategy.

At February 28, 2017, the Fund had short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at 2/28/2017	Unrealized losses
6-21-2017	Goldman Sachs	1 Short	10-Year U.S. Treasury Notes	$124,578	$(377)

Wells Fargo Core Bond Fund	Portfolio of investments — February 28, 2017 (unaudited)

Security name		Value

Investment Companies : 100.81%

Affiliated Master Portfolios : 100.81%

Wells Fargo Core Bond Portfolio		$4,899,935,051

Total Investment Companies (Cost $4,913,180,000)		4,899,935,051

Total investments in securities (Cost $4,913,180,000)*	100.81%	4,899,935,051

Other assets and liabilities, net	(0.81)	(39,223,393)

Total net assets	100.00%	$4,860,711,658

*	Cost for federal income tax purposes is $4,916,772,495 and unrealized gains (losses) consists of:

Gross unrealized gains	$0
Gross unrealized losses	(16,837,444)

Net unrealized losses	$(16,837,444)

1

Wells Fargo Core Bond Fund (the “Fund”)

Notes to Portfolio of investments — February 28, 2017 (unaudited)

The Fund seeks to achieve its investment objective by investing all investable assets in a separate diversified portfolio (an “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Since the affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities. A portfolio of investments for the affiliated Master Portfolio is included with this filing. As of February 28, 2017, the Fund owns 92% of Wells Fargo Core Bond Portfolio, the affiliated Master Portfolio.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of the affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

As of February 28, 2017, the Fund’s investment in Wells Fargo Core Bond Portfolio, the affiliated Master Portfolio with a substantially identical investment objective seeking total return (consisting of income and capital appreciation), was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. At February 28, 2017, the affiliated Master Portfolio valued at $4,899,935,051 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Wells Fargo Core Bond Portfolio	Portfolio of investments — February 28, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities : 29.35%
FHLMC ±	2.54%	7-1-2042	$3,103,040	$3,199,094
FHLMC ±	2.79	12-1-2041	1,523,997	1,580,847
FHLMC ±	2.81	5-1-2045	2,488,663	2,568,683
FHLMC	3.00	2-1-2027	2,470,075	2,545,574
FHLMC	3.00	12-1-2028	3,431,318	3,533,318
FHLMC	3.00	4-1-2031	3,539,170	3,647,154
FHLMC	3.00	11-1-2031	2,785,871	2,870,107
FHLMC	3.00	11-1-2031	1,266,832	1,305,148
FHLMC %%	3.00	3-13-2047	42,300,000	41,975,551
FHLMC ±	3.10	2-1-2045	2,794,753	2,875,697
FHLMC	3.50	12-1-2025	69,908	73,562
FHLMC	3.50	1-1-2026	56,959	59,897
FHLMC	3.50	9-1-2026	374,652	391,812
FHLMC	3.50	11-1-2029	900,420	940,634
FHLMC	3.50	12-1-2029	34,719,952	36,467,560
FHLMC	3.50	1-1-2030	1,616,453	1,696,720
FHLMC	3.50	4-1-2030	7,174,394	7,538,852
FHLMC	3.50	6-1-2030	2,068,536	2,174,874
FHLMC	3.50	7-1-2030	2,468,684	2,595,645
FHLMC	3.50	7-1-2030	2,956,304	3,108,275
FHLMC	3.50	8-1-2030	474,452	498,551
FHLMC	3.50	8-1-2030	2,889,003	3,037,596
FHLMC	3.50	9-1-2030	386,043	405,400
FHLMC	3.50	10-1-2030	1,149,074	1,208,231
FHLMC	3.50	10-1-2030	543,165	570,883
FHLMC	3.50	10-1-2030	784,316	823,475
FHLMC	3.50	10-1-2030	431,589	453,813
FHLMC	3.50	10-1-2030	886,854	932,266
FHLMC	3.50	10-1-2030	1,277,247	1,343,119
FHLMC	3.50	11-1-2030	675,823	706,939
FHLMC	3.50	11-1-2030	1,868,405	1,964,920
FHLMC	3.50	11-1-2030	3,707,671	3,899,083
FHLMC	3.50	11-1-2030	2,155,385	2,266,550
FHLMC	3.50	11-1-2030	453,053	475,786
FHLMC	3.50	12-1-2030	146,729	154,061
FHLMC	3.50	12-1-2030	6,064,538	6,367,703
FHLMC	3.50	1-1-2031	2,655,302	2,792,995
FHLMC	3.50	1-1-2031	449,319	472,510
FHLMC	3.50	1-1-2031	5,578,654	5,865,810
FHLMC	3.50	1-1-2031	6,395,314	6,724,083
FHLMC	3.50	2-1-2031	918,040	965,789
FHLMC	3.50	3-1-2031	3,245,290	3,414,210
FHLMC	3.50	4-1-2031	3,453,236	3,633,602
FHLMC	3.50	6-1-2031	2,015,306	2,122,126
FHLMC	3.50	7-1-2031	1,348,779	1,420,594
FHLMC	3.50	7-1-2032	13,400,377	13,962,515
FHLMC	3.50	5-1-2034	651,455	677,358
FHLMC	3.50	11-1-2035	211,935	221,421
FHLMC	3.50	12-1-2035	2,035,905	2,123,274
FHLMC	3.50	12-1-2045	707,003	727,485
FHLMC %%	3.50	3-13-2047	3,800,000	3,893,813
FHLMC %%	3.50	4-13-2047	22,700,000	23,214,297
FHLMC	4.00	10-1-2029	1,633,267	1,753,957
FHLMC	4.00	10-1-2036	3,037,448	3,235,831
FHLMC	4.00	6-1-2039	209,937	223,533
FHLMC	4.00	8-1-2044	1,243,137	1,315,896
FHLMC	4.00	2-1-2045	4,735,074	5,029,852
FHLMC	4.00	9-1-2045	742,774	784,324
FHLMC	4.00	10-1-2045	961,650	1,011,980
FHLMC	4.00	10-1-2045	2,311,730	2,455,104
FHLMC	4.00	10-1-2045	854,157	901,938
FHLMC	4.00	11-1-2045	2,357,249	2,489,109
FHLMC	4.00	11-1-2045	792,877	837,227
FHLMC	4.00	12-1-2045	1,396,099	1,474,196
FHLMC	4.00	12-1-2045	1,377,437	1,454,491
FHLMC	4.00	12-1-2045	1,874,001	1,990,229
FHLMC	4.00	2-1-2046	1,773,383	1,872,664

Portfolio of investments — February 28, 2017 (unaudited)	Wells Fargo Core Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLMC	4.00%	4-1-2046	$1,004,503	$1,061,029
FHLMC	4.00	6-1-2046	4,783,830	5,053,029
FHLMC %%	4.00	5-11-2047	25,400,000	26,579,739
FHLMC	4.50	8-1-2020	5,743,731	5,878,471
FHLMC	4.50	6-1-2039	271,705	290,939
FHLMC	4.50	7-1-2039	295,588	316,561
FHLMC	4.50	2-1-2042	542,621	585,012
FHLMC	4.50	6-1-2044	2,857,563	3,089,428
FHLMC	5.00	5-1-2044	1,388,478	1,542,722
FHLMC	5.00	6-1-2044	4,228,380	4,727,679
FHLMC	6.00	8-1-2017	1,402	1,410
FHLMC	6.00	10-1-2017	3,276	3,291
FHLMC	6.00	2-1-2023	25,416	28,768
FHLMC	6.50	4-1-2021	1,280	1,326
FHLMC Series 1590 Class IA ±	1.82	10-15-2023	26,140	26,757
FHLMC Series 1897 Class K	7.00	9-15-2026	893	1,009
FHLMC Series 1935 Class FL ±	1.47	2-15-2027	2,483	2,528
FHLMC Series 2423 Class MC	7.00	3-15-2032	15,194	17,760
FHLMC Series 3829 Class ED	3.50	10-15-2028	1,856,519	1,878,561
FHLMC Series 3838 Class QE	3.50	1-15-2029	2,862,315	2,909,621
FHLMC Series 4425 Class A	4.00	9-15-2040	4,093,071	4,337,696
FHLMC Series 4529 Class HC	3.00	10-15-2039	2,655,014	2,694,718
FHLMC Series 4640 Class LD	4.00	9-15-2043	21,608,286	23,040,086
FNMA	4.00	7-1-2024	2,549,945	2,664,163
FNMA ¤	0.00	10-9-2019	11,585,000	11,035,280
FNMA ±	1.70	4-1-2043	4,027,238	4,166,553
FNMA ±	1.84	6-1-2017	68	68
FNMA ±	2.41	6-1-2042	2,687,939	2,762,730
FNMA ±	2.65	1-1-2042	3,977,837	4,113,897
FNMA ±	2.76	1-1-2045	1,790,361	1,843,027
FNMA ±	2.77	1-1-2045	4,250,293	4,375,340
FNMA ±	2.84	5-1-2043	1,308,248	1,346,810
FNMA	3.00	11-1-2026	2,635,037	2,717,464
FNMA	3.00	9-1-2027	3,953,038	4,079,141
FNMA	3.00	3-1-2028	1,739,794	1,792,816
FNMA	3.00	11-1-2028	9,958,789	10,276,886
FNMA	3.00	9-1-2030	1,209,434	1,247,727
FNMA	3.00	10-1-2030	3,783,594	3,904,606
FNMA	3.00	6-1-2031	14,194,755	14,565,016
FNMA	3.00	10-1-2031	816,390	842,962
FNMA	3.00	11-1-2031	1,851,002	1,905,580
FNMA	3.00	11-1-2031	4,862,677	5,006,171
FNMA %%	3.00	4-18-2032	8,500,000	8,723,125
FNMA %%	3.00	5-16-2032	45,400,000	46,520,813
FNMA %%	3.00	3-13-2047	94,200,000	93,565,506
FNMA (a)	3.14	3-1-2024	7,802,000	8,060,625
FNMA ±	3.19	10-1-2043	1,807,000	1,864,037
FNMA	3.50	10-1-2025	9,286,091	9,695,513
FNMA	3.50	8-1-2028	119,773	125,317
FNMA	3.50	10-1-2029	1,210,038	1,271,649
FNMA	3.50	11-1-2029	4,382,264	4,600,204
FNMA	3.50	12-1-2029	2,353,812	2,475,837
FNMA	3.50	1-1-2030	5,376,184	5,649,717
FNMA	3.50	2-1-2030	734,993	767,397
FNMA	3.50	5-1-2030	4,269,249	4,481,426
FNMA	3.50	7-1-2030	2,896,046	3,046,468
FNMA	3.50	7-1-2030	821,602	869,542
FNMA	3.50	7-1-2030	10,443,117	10,962,530
FNMA	3.50	7-1-2030	2,080,858	2,186,110
FNMA	3.50	8-1-2030	1,858,888	1,955,464
FNMA	3.50	8-1-2030	9,435,104	9,904,606
FNMA	3.50	9-1-2030	8,173,932	8,580,585
FNMA	3.50	11-1-2030	3,868,596	4,064,599
FNMA	3.50	1-1-2031	2,133,862	2,231,449
FNMA	3.50	1-1-2031	2,805,183	2,952,908
FNMA	3.50	1-1-2031	3,496,094	3,669,765
FNMA	3.50	2-1-2031	3,317,378	3,492,522
FNMA	3.50	2-1-2031	2,218,318	2,335,113

Wells Fargo Core Bond Portfolio	Portfolio of investments — February 28, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	3.50%	2-1-2031	$1,712,285	$1,800,120
FNMA	3.50	3-1-2031	1,665,744	1,751,208
FNMA	3.50	3-1-2031	11,008,015	11,573,941
FNMA	3.50	4-1-2031	5,426,834	5,705,636
FNMA	3.50	4-1-2031	1,849,876	1,947,599
FNMA	3.50	4-1-2031	7,653,565	8,051,020
FNMA	3.50	5-1-2031	1,847,209	1,943,162
FNMA	3.50	6-1-2031	2,990,307	3,150,812
FNMA	3.50	6-1-2031	3,014,409	3,176,370
FNMA	3.50	6-1-2031	6,466,548	6,798,777
FNMA	3.50	7-1-2031	2,927,897	3,084,948
FNMA	3.50	7-1-2031	1,411,051	1,486,870
FNMA	3.50	8-1-2031	2,243,129	2,363,564
FNMA	3.50	8-1-2031	17,765,383	18,702,911
FNMA	3.50	8-1-2031	16,506,636	17,421,724
FNMA	3.50	8-1-2031	1,212,287	1,275,388
FNMA	3.50	12-1-2031	799,891	841,674
FNMA	3.50	1-1-2032	4,571,462	4,817,288
FNMA	3.50	2-1-2032	930,602	976,341
FNMA	3.50	9-1-2032	3,847,195	4,019,730
FNMA	3.50	8-1-2033	3,099,309	3,232,418
FNMA	3.50	9-1-2033	964,434	1,007,731
FNMA	3.50	1-1-2035	2,006,283	2,092,583
FNMA (a)	3.50	2-1-2037	11,918,299	12,430,976
FNMA	3.50	11-1-2041	1,134,251	1,170,361
FNMA	3.50	6-1-2043	893,872	920,422
FNMA	3.50	1-1-2046	1,550,673	1,594,150
FNMA	3.50	2-1-2046	480,707	493,277
FNMA	3.50	2-1-2046	749,744	770,766
FNMA	3.50	3-1-2046	2,627,116	2,700,775
FNMA	3.50	4-1-2046	781,477	803,389
FNMA	3.50	4-1-2046	1,437,971	1,478,289
FNMA	3.50	6-1-2046	1,810,317	1,861,444
FNMA	3.50	7-1-2046	1,586,645	1,631,461
FNMA	3.50	8-1-2046	761,544	784,477
FNMA	3.50	8-1-2046	2,352,400	2,418,845
FNMA %%	3.50	3-13-2047	48,700,000	49,909,893
FNMA %%	3.50	4-13-2047	74,300,000	76,000,581
FNMA	4.00	4-1-2024	3,596,083	3,777,240
FNMA	4.00	1-1-2025	5,300,437	5,567,163
FNMA	4.00	4-1-2025	3,156,496	3,315,314
FNMA	4.00	7-1-2029	9,670,373	10,334,618
FNMA	4.00	11-1-2029	2,778,392	2,963,155
FNMA	4.00	4-1-2034	6,515,972	6,932,236
FNMA	4.00	7-1-2035	11,245,242	12,045,908
FNMA	4.00	11-1-2035	5,131,473	5,405,556
FNMA	4.00	1-1-2036	9,961,507	10,671,461
FNMA	4.00	11-1-2036	2,574,834	2,747,428
FNMA	4.00	12-1-2036	8,096,160	8,643,226
FNMA	4.00	11-1-2040	6,838,001	7,232,976
FNMA	4.00	10-1-2043	5,055,632	5,354,160
FNMA	4.00	4-1-2044	5,927,106	6,300,476
FNMA	4.00	5-1-2045	10,101,128	10,682,754
FNMA	4.00	5-1-2045	1,791,928	1,897,261
FNMA	4.00	6-1-2045	3,652,279	3,862,819
FNMA	4.00	8-1-2045	1,269,254	1,347,126
FNMA	4.00	8-1-2045	2,203,977	2,333,534
FNMA	4.00	9-1-2045	2,019,942	2,146,460
FNMA	4.00	9-1-2045	1,284,460	1,353,466
FNMA	4.00	9-1-2045	718,470	760,705
FNMA	4.00	9-1-2045	6,020,008	6,386,911
FNMA	4.00	10-1-2045	1,214,632	1,282,635
FNMA	4.00	11-1-2045	1,171,731	1,241,580
FNMA	4.00	11-1-2045	1,419,427	1,498,893
FNMA	4.00	12-1-2045	985,515	1,037,631

Portfolio of investments — February 28, 2017 (unaudited)	Wells Fargo Core Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	4.00%	12-1-2045	$193,316	$204,880
FNMA	4.00	12-1-2045	473,823	501,992
FNMA	4.00	1-1-2046	583,453	616,142
FNMA	4.00	1-1-2046	2,366,483	2,507,670
FNMA	4.00	2-1-2046	751,281	798,076
FNMA	4.00	3-1-2046	2,560,811	2,713,599
FNMA	4.00	7-1-2046	380,457	403,476
FNMA	4.00	7-1-2046	1,410,699	1,491,010
FNMA	4.00	11-1-2046	932,157	985,325
FNMA	4.00	3-1-2047	3,685,849	3,925,429
FNMA %%	4.00	3-13-2047	1,200,000	1,260,905
FNMA %%	4.00	5-11-2047	24,500,000	25,651,225
FNMA ±	4.37	4-1-2040	1,749,880	1,822,715
FNMA	4.50	1-1-2020	2,511,755	2,575,375
FNMA	4.50	5-1-2034	2,174,836	2,390,120
FNMA	4.50	1-1-2039	7,369,165	7,906,462
FNMA	4.50	11-1-2043	271,964	292,580
FNMA	4.50	12-1-2043	166,495	179,508
FNMA	4.50	1-1-2044	1,184,305	1,278,824
FNMA	4.50	1-1-2044	505,073	545,174
FNMA	4.50	2-1-2044	12,959,187	14,188,684
FNMA	4.50	2-1-2044	162,731	175,333
FNMA	4.50	3-1-2044	1,497,233	1,640,572
FNMA	4.50	3-1-2044	208,061	225,229
FNMA	4.50	3-1-2044	275,325	297,916
FNMA	4.50	4-1-2044	7,219,104	7,902,819
FNMA	4.50	4-1-2044	3,966,418	4,320,401
FNMA	4.50	6-1-2044	5,200,813	5,695,092
FNMA	4.50	6-1-2044	644,777	698,082
FNMA	4.50	10-1-2044	361,608	391,582
FNMA	4.50	6-1-2045	392,909	430,701
FNMA	4.50	6-1-2045	394,617	432,542
FNMA	4.50	8-1-2045	1,392,650	1,526,479
FNMA	4.50	8-1-2045	249,973	273,982
FNMA	4.50	9-1-2045	525,145	575,631
FNMA	4.50	11-1-2045	10,128,122	11,025,462
FNMA	4.50	11-1-2045	7,518,345	8,189,264
FNMA	4.50	12-1-2045	219,945	239,099
FNMA	4.50	12-1-2045	315,340	341,789
FNMA	4.50	2-1-2046	613,191	666,591
FNMA	4.50	2-1-2046	207,523	227,875
FNMA	4.50	3-1-2046	14,343,493	15,527,872
FNMA	4.50	3-1-2046	462,090	502,332
FNMA	4.50	4-1-2046	637,784	693,327
FNMA	4.50	4-1-2046	360,739	395,448
FNMA	4.50	6-1-2046	11,257,064	12,276,264
FNMA	4.50	6-1-2046	10,873,030	11,819,887
FNMA	4.50	11-1-2046	1,609,934	1,761,869
FNMA	4.50	2-1-2047	2,150,998	2,328,767
FNMA	5.00	12-1-2039	2,360,502	2,643,520
FNMA	5.00	1-1-2040	3,664,546	4,101,523
FNMA	5.00	7-1-2044	960,310	1,065,838
FNMA	5.37	4-1-2017	2,304,000	2,304,593
FNMA	6.00	5-1-2017	385	386
FNMA	6.00	11-1-2017	163	164
FNMA	6.00	4-1-2022	10,663	12,059
FNMA	6.00	2-1-2029	10,506	11,981
FNMA	6.00	3-1-2033	57,764	66,288
FNMA	6.00	11-1-2033	20,742	23,816
FNMA	6.50	6-1-2017	118	118
FNMA	6.50	7-1-2017	3,376	3,385
FNMA	6.50	12-1-2038	8,635,254	9,784,058
FNMA Series 1998-38 Class Pl	6.00	11-25-2028	398,786	452,766
FNMA Series 1999-54 Class LH	6.50	11-25-2029	13,925	16,017
FNMA Series 2005-31 Class PB	5.50	4-25-2035	70,000	79,302
FNMA Series 2007-108 Class AN ±	8.11	11-25-2037	735,026	882,806
FNMA Series 2011-43 Class AN	3.50	12-25-2028	3,439,356	3,480,526
FNMA Series 2014-40 Class EP	3.50	10-25-2042	4,404,566	4,594,363

Wells Fargo Core Bond Portfolio	Portfolio of investments — February 28, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA Series 2015-18 Class HE	4.00%	9-25-2041	$14,244,524	$15,160,786
FNMA Series 2015-M3 Class FA ±	0.77	6-25-2018	7,641,120	7,642,892
FNMA Series 2016-59 Class CA	3.50	9-25-2043	7,713,683	7,980,916
FNMA Series 2016-M11 Class A2 ±	2.37	7-25-2026	7,770,000	7,403,298
FNMA Series 2017-M1 Class A2 ±	2.42	10-25-2026	5,970,000	5,706,278
FNMA Series 397-6	2.00	9-25-2039	5,966,314	5,776,977
GNMA %%	3.00	4-20-2047	39,900,000	40,299,778
GNMA (a)	3.24	4-1-2024	9,348,000	9,582,539
GNMA	3.50	6-15-2046	1,286,910	1,341,883
GNMA	3.50	7-15-2046	1,283,378	1,338,287
GNMA	3.50	1-20-2047	18,963,309	19,738,881
GNMA %%	3.50	4-20-2047	37,900,000	39,323,472
GNMA	4.00	7-15-2045	841,086	902,504
GNMA	4.00	9-15-2045	1,954,841	2,096,805
GNMA	4.00	9-20-2045	3,279,685	3,520,101
GNMA	4.00	10-15-2045	3,237,541	3,473,905
GNMA	4.00	10-20-2045	1,931,386	2,084,343
GNMA	4.00	11-15-2045	1,407,682	1,526,974
GNMA	4.00	2-20-2046	1,098,961	1,180,519
GNMA	4.00	2-20-2046	2,526,906	2,714,403
GNMA	4.00	3-20-2046	6,118,313	6,572,468
GNMA	4.00	3-20-2046	871,729	936,422
GNMA	4.00	5-20-2046	3,762,426	4,038,942
GNMA	4.00	5-20-2046	526,410	561,667
GNMA	4.00	7-20-2046	2,134,277	2,292,708
GNMA	4.00	2-20-2047	57,433,658	60,867,427
GNMA %%	4.00	4-20-2047	7,600,000	8,029,281
GNMA	4.50	3-15-2041	1,177,433	1,292,976
GNMA	4.50	4-15-2045	153,003	166,246
GNMA	4.50	5-20-2045	265,474	289,885
GNMA	4.50	5-20-2045	1,063,182	1,160,142
GNMA	4.50	6-20-2045	1,537,389	1,708,328
GNMA	4.50	6-20-2045	214,548	232,917
GNMA	4.50	7-20-2045	1,705,654	1,857,818
GNMA	4.50	8-20-2045	880,112	955,462
GNMA	4.50	10-20-2045	191,626	209,480
GNMA	4.50	12-15-2045	1,702,207	1,872,679
GNMA	4.50	12-15-2045	2,723,769	2,974,280
GNMA	4.50	1-15-2046	285,503	312,934
GNMA	4.50	1-20-2046	354,953	388,066
GNMA	4.50	2-20-2046	351,847	384,204
GNMA	4.50	4-15-2046	752,005	817,648
GNMA	4.50	5-15-2046	119,021	131,318
GNMA	4.50	5-15-2046	428,215	471,120
GNMA	4.50	5-20-2046	1,766,659	1,931,453
GNMA	4.50	6-15-2046	769,552	843,872
GNMA %%	4.50	4-20-2047	36,700,000	39,145,710
GNMA	5.00	12-20-2039	392,934	443,385
GNMA	5.00	11-20-2045	554,016	621,144
GNMA	6.50	8-15-2039	1,530,635	1,849,104

Total Agency Securities (Cost $1,559,144,624)				1,555,899,924

Asset-Backed Securities : 15.24%
Ally Master Owner Trust Series 2012-5 Class A	1.54	9-15-2019	6,261,000	6,267,110
Ally Master Owner Trust Series 2014-3A Class A	1.33	3-15-2019	8,455,000	8,455,549
Ally Master Owner Trust Series 2017-1 Class A ±	1.17	2-15-2021	12,263,000	12,252,603
Ally Master Owner Trust Series 2017-1 Class A4	1.99	11-15-2021	2,182,000	2,177,463
American Express Credit Account Master Trust Series 2017-1 Class A	1.95	9-15-2022	28,191,000	28,249,468
AmeriCredit Auto Receivables Trust Series 2016-4 Class A3	1.53	7-8-2021	6,530,000	6,493,665
Avis Budget Rental Car Funding LLC Series 2012-3A Class A 144A	2.10	3-20-2019	5,013,000	5,029,759
Avis Budget Rental Car Funding LLC Series 2014-1A Class A 144A	2.46	7-20-2020	11,595,000	11,639,579
Avis Budget Rental Car Funding LLC Series 2014-2A Class A 144A	2.50	2-20-2021	8,701,000	8,699,437
Bank of the West Auto Trust Series 2014-1 Class A3 144A	1.09	3-15-2019	803,032	802,855
California Republic Auto Receivables Trust Series 2015-1 Class A4	1.82	9-15-2020	3,366,000	3,369,614
California Republic Auto Receivables Trust Series 2015-4 Class A2 144A	1.60	9-17-2018	506,413	506,670

Portfolio of investments — February 28, 2017 (unaudited)	Wells Fargo Core Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Securities (continued)
California Republic Auto Receivables Trust Series 2015-4 Class A4 144A	2.58%	6-15-2021	$5,562,000	$5,624,934
California Republic Auto Receivables Trust Series 2016-1 Class A3	1.89	5-15-2020	4,994,000	5,005,984
California Republic Auto Receivables Trust Series 2016-1 Class A4	2.24	10-15-2021	2,780,000	2,796,365
California Republic Auto Receivables Trust Series 2016-2 Class A4	1.83	12-15-2021	4,931,000	4,888,036
California Republic Auto Receivables Trust Series 2017-1 Class A2	1.64	11-15-2019	4,697,000	4,697,498
California Republic Auto Receivables Trust Series 2017-1 Class A3	2.02	3-15-2021	4,397,000	4,399,596
California Republic Auto Receivables Trust Series 2017-1 Class A4	2.36	6-15-2022	2,211,000	2,210,266
Capital Auto Receivables Asset Trust Series 2013-4 Class A4	1.47	7-20-2018	625,286	625,364
Capital Auto Receivables Asset Trust Series 2014-1 Class A4	1.69	10-22-2018	2,561,689	2,563,395
Capital Auto Receivables Asset Trust Series 2015-2 Class A2	1.39	9-20-2018	1,818,998	1,819,852
Capital Auto Receivables Asset Trust Series 2015-2 Class A3	1.73	9-20-2019	4,184,000	4,194,154
Capital Auto Receivables Asset Trust Series 2015-2 Class A4	1.97	1-21-2020	4,356,000	4,372,415
Capital Auto Receivables Asset Trust Series 2015-3 Class A1A 144A	1.39	2-20-2018	2,417,848	2,418,208
Capital Auto Receivables Asset Trust Series 2015-3 Class A3	1.94	1-21-2020	4,639,000	4,655,053
Capital Auto Receivables Asset Trust Series 2015-4 Class A2	1.62	3-20-2019	2,906,000	2,909,247
Capital Auto Receivables Asset Trust Series 2015-4 Class A4	2.01	7-20-2020	2,387,000	2,387,183
Capital Auto Receivables Asset Trust Series 2016-1 Class A2A	1.50	11-20-2018	3,474,789	3,477,248
Capital Auto Receivables Asset Trust Series 2016-1 Class A3	1.73	4-20-2020	5,430,000	5,427,800
Capital Auto Receivables Asset Trust Series 2016-1 Class A4	1.98	10-20-2020	2,455,000	2,460,213
Capital Auto Receivables Asset Trust Series 2016-2 Class A2A	1.32	1-22-2019	1,549,596	1,549,030
Capital Auto Receivables Asset Trust Series 2016-2 Class A3	1.46	6-22-2020	4,283,000	4,269,634
Capital Auto Receivables Asset Trust Series 2016-3 Class A2A	1.36	4-22-2019	3,201,299	3,201,196
Capital Auto Receivables Asset Trust Series 2016-3 Class A3A	1.54	8-20-2020	3,634,000	3,625,051
Capital Auto Receivables Asset Trust Series 2016-3 Class A4	1.69	3-20-2021	2,417,000	2,401,423
Capital One Multi Asset Execution Trust Series 2015-A1 Class A	1.39	1-15-2021	498,000	498,012
Chrysler Capital Auto Receivables Series 2016-AA Class A3 144A	1.77	10-15-2020	8,321,000	8,330,773
Citibank Credit Card Issuance Trust Series 2008-A7 Class A7 ±	2.15	5-20-2020	9,972,000	10,126,634
Citibank Credit Card Issuance Trust Series 2013-A7 Class A7 ±	1.19	9-10-2020	1,100,000	1,104,423
Flagship Credit Auto Owner Trust Series 2016-3 Class A2 144A	2.05	11-15-2020	2,940,000	2,943,138
Ford Credit Auto Owner Trust Series 2014-1 Class A 144A	2.26	11-15-2025	2,825,000	2,849,398
Ford Credit Auto Owner Trust Series 2017-1 Class A 144A	2.62	8-15-2028	9,827,000	9,824,903
Ford Credit Floorplan Master Owner Trust Series 2016-3 Class A1	1.55	7-15-2021	7,761,000	7,700,933
Hertz Vehicle Financing LLC Series 2013-1A Class A2 144A	1.83	8-25-2019	2,494,000	2,479,635
Hertz Vehicle Financing LLC Series 2015-1A Class A 144A	2.73	3-25-2021	9,485,000	9,447,033
Hertz Vehicle Financing LLC Series 2015-3A Class A 144A	2.67	9-25-2021	7,637,000	7,531,254
Hertz Vehicle Financing LLC Series 2016-2A Class A2 144A	2.95	3-25-2022	2,139,000	2,124,241
Hertz Vehicle Financing LLC Series 2016-3A Class A 144A	2.27	7-25-2020	5,551,000	5,509,879
Hertz Vehicle Financing LLC Series 2016-4A Class A 144A	2.65	7-25-2022	5,005,000	4,910,272
Honda Auto Receivables Owner Trust Series 2014-4 Class A4	1.46	10-15-2020	4,468,000	4,470,566
Navient Student Loan Trust Series 2014-1 Class A3 ±	1.29	6-25-2031	4,121,000	4,049,839
Navient Student Loan Trust Series 2014-8 Class B ±	2.28	7-26-2049	56,000	54,290
Navient Student Loan Trust Series 2014-AA Class A3 144A±	2.37	10-15-2031	5,695,000	5,769,765
Navient Student Loan Trust Series 2014-CTA Class A 144A±	1.47	9-16-2024	3,905,551	3,912,105
Navient Student Loan Trust Series 2015-AA Class A2B 144A±	1.97	12-15-2028	4,936,000	5,000,334
Navient Student Loan Trust Series 2015-CA Class B 144A	3.25	5-15-2040	2,766,000	2,748,101
Navient Student Loan Trust Series 2016-7A Class A 144A±	1.93	3-25-2066	6,711,817	6,763,736
Navient Student Loan Trust Series 2016-AA Class A2A 144A	3.91	12-15-2045	10,017,000	10,430,594
Navient Student Loan Trust Series 2017-1A Class A3 144A±	1.92	7-26-2066	22,408,000	22,407,615
Nelnet Student Loan Trust Series 2004-4 Class A5 ±	1.04	1-25-2037	3,647,165	3,596,708
Nelnet Student Loan Trust Series 2004-5 Class A5 ±	1.06	10-27-2036	3,950,337	3,887,478
Nelnet Student Loan Trust Series 2005-1 Class A5 ±	0.99	10-25-2033	5,096,460	4,976,386
Nelnet Student Loan Trust Series 2005-2 Class A5 ±	1.10	3-23-2037	4,951,316	4,836,831
Nelnet Student Loan Trust Series 2005-3 Class A5 ±	1.12	12-24-2035	4,746,734	4,642,256
Nelnet Student Loan Trust Series 2005-4 Class A4 ±	1.18	3-22-2032	4,580,000	4,251,156
Nelnet Student Loan Trust Series 2006-2 Class A6 ±	1.16	4-25-2031	13,841,000	13,769,352
Nelnet Student Loan Trust Series 2010-4A Class A 144A±	1.58	4-25-2046	1,226,339	1,224,581
Nelnet Student Loan Trust Series 2016-1A Class A 144A±	1.57	9-25-2065	12,125,428	12,186,187
Santander Drive Auto Receivables Trust Series 2016-2 Class A2A	1.38	7-15-2019	4,029,677	4,030,399
SLC Student Loan Trust Series 2007-1 Class A4 ±	1.10	5-15-2029	8,690,802	8,562,991
SLM Student Loan Trust Series 2003-1 Class A5C 144A±	1.71	12-15-2032	4,790,416	4,668,100
SLM Student Loan Trust Series 2004-10 Class A7A 144A±	1.79	10-25-2029	10,671,000	10,559,149
SLM Student Loan Trust Series 2005-5 Class A3 ±	1.14	4-25-2025	239,197	238,395
SLM Student Loan Trust Series 2005-6 Class A5 ±	2.24	7-27-2026	885,281	889,602
SLM Student Loan Trust Series 2005-8 Class A4 ±	1.63	1-25-2028	19,766,585	19,827,990
SLM Student Loan Trust Series 2006-3 Class A5 ±	1.14	1-25-2021	9,341,000	9,059,646
SLM Student Loan Trust Series 2007-2 Class A3 ±	1.08	1-25-2019	2,899,789	2,885,087
SLM Student Loan Trust Series 2007-2 Class A4 ±	1.10	7-25-2022	11,939,000	11,480,359
SLM Student Loan Trust Series 2007-2 Class B ±	1.21	7-25-2025	4,708,000	3,835,081

Wells Fargo Core Bond Portfolio	Portfolio of investments — February 28, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Securities (continued)
SLM Student Loan Trust Series 2007-3 Class A3 ±	1.08%	4-25-2019	$9,935,708	$9,836,103
SLM Student Loan Trust Series 2010-1 Class A ±	1.18	3-25-2025	2,640,055	2,590,220
SLM Student Loan Trust Series 2012-1 Class A3 ±	1.73	9-25-2028	21,252,000	21,085,061
SLM Student Loan Trust Series 2012-2 Class A ±	1.48	1-25-2029	7,056,543	6,981,509
SLM Student Loan Trust Series 2012-6 Class A3 ±	1.53	5-26-2026	4,166,000	4,107,491
SLM Student Loan Trust Series 2012-6 Class B ±	1.78	4-27-2043	2,705,000	2,428,725
SLM Student Loan Trust Series 2012-D Class A2 144A	2.95	2-15-2046	5,223,563	5,267,638
SLM Student Loan Trust Series 2012-E Class A2 144A±	2.52	6-15-2045	3,345,965	3,394,214
SLM Student Loan Trust Series 2013-1 Class B ±	2.58	11-25-2070	1,264,000	1,229,992
SLM Student Loan Trust Series 2013-3 Class B ±	2.28	9-25-2076	1,866,000	1,756,194
SLM Student Loan Trust Series 2013-6 Class A3 ±	1.42	6-25-2055	11,394,000	11,339,604
SLM Student Loan Trust Series 2013-A Class A1 144A±	1.37	8-15-2022	45,258	45,278
SLM Student Loan Trust Series 2013-A Class A2A 144A	1.77	5-17-2027	1,664,000	1,659,859
SLM Student Loan Trust Series 2013-A Class A2B 144A±	1.82	5-17-2027	1,088,000	1,096,273
SLM Student Loan Trust Series 2013-B Class A2A 144A	1.85	6-17-2030	5,423,000	5,399,929
SLM Student Loan Trust Series 2013-B Class A2B 144A±	1.87	6-17-2030	1,028,000	1,037,740
SLM Student Loan Trust Series 2014-2 Class A3 ±	1.37	3-25-2055	19,322,000	19,160,781
SLM Student Loan Trust Series 2014-2 Class B ±	2.28	1-25-2072	1,458,000	1,362,632
SLM Student Loan Trust Series 2014-A Class A2A 144A	2.59	1-15-2026	3,054,000	3,063,217
SLM Student Loan Trust Series 2014-A Class A2B 144A±	1.92	1-15-2026	1,937,000	1,955,836
SMB Private Education Loan Trust 144A	2.88	9-15-2034	10,068,000	10,064,456
SMB Private Education Loan Trust Series 2015-A Class A2A 144A	2.49	6-15-2027	7,046,000	7,003,993
SMB Private Education Loan Trust Series 2015-A Class A2B 144A±	1.77	6-15-2027	6,176,000	6,225,523
SMB Private Education Loan Trust Series 2015-B Class A1 144A±	1.47	2-15-2023	1,028,070	1,029,547
SMB Private Education Loan Trust Series 2015-B Class A2A 144A	2.98	7-15-2027	3,728,000	3,776,424
SMB Private Education Loan Trust Series 2015-B Class A2B 144A±	1.97	7-15-2027	8,516,000	8,648,021
SMB Private Education Loan Trust Series 2015-C Class A2A 144A	2.75	7-15-2027	5,263,000	5,310,316
SMB Private Education Loan Trust Series 2015-C Class A2B 144A±	2.17	7-15-2027	3,981,000	4,065,888
SMB Private Education Loan Trust Series 2016-A Class A2A 144A	2.70	5-15-2031	10,488,000	10,431,660
SMB Private Education Loan Trust Series 2016-A Class A2B 144A±	2.27	5-15-2031	8,006,000	8,271,363
SMB Private Education Loan Trust Series 2016-B Class A2A 144A	2.43	2-17-2032	13,247,000	13,086,022
SMB Private Education Loan Trust Series 2016-B Class A2B 144A±	2.22	2-17-2032	9,179,000	9,459,452
SMB Private Education Loan Trust Series 2016-C Class A2A 144A	2.34	9-15-2034	14,672,000	14,390,418
SMB Private Education Loan Trust Series 2016-C Class A2B 144A±	1.87	9-15-2034	10,351,000	10,481,206
SMB Private Education Loan Trust Series 2017-A Class A1 144A±	1.23	6-17-2024	11,522,000	11,522,000
SMB Private Education Loan Trust Series 2017-A Class A2B 144A±	1.68	9-15-2034	13,421,000	13,421,000
Social Professional Loan Program LLC Series 2016-A Class A2 144A	2.76	12-26-2036	5,180,804	5,229,340
Social Professional Loan Program LLC Series 2016-D Class A1 144A±	1.73	1-25-2039	1,997,342	2,013,520
Social Professional Loan Program LLC Series 2016-D Class A2A 144A	1.53	4-25-2033	3,602,886	3,594,929
Social Professional Loan Program LLC Series 2016-E Class A1 144A±	1.63	7-25-2039	9,176,018	9,218,744
Social Professional Loan Program LLC Series 2016-E Class A2A 144A	1.63	1-25-2036	3,826,374	3,821,182
Social Professional Loan Program LLC Series 2017-A Class A1 144A±	1.48	3-26-2040	4,460,000	4,467,086
Social Professional Loan Program LLC Series 2017-A Class A2A 144A	1.55	3-26-2040	9,078,000	9,051,775
Synchrony Credit Card Master Note Trust Series 2016-2 Class A	2.21	5-15-2024	4,456,000	4,433,367
TCF Auto Receivables Owner Trust Series 2016-1A Class A 144A	1.93	6-15-2022	10,468,007	10,438,275
TCF Auto Receivables Owner Trust Series 2016-1A Class A2 144A	1.39	11-15-2019	5,593,000	5,588,594
TCF Auto Receivables Owner Trust Series 2016-1A Class A3 144A	1.71	4-15-2021	2,235,000	2,221,356
TCF Auto Receivables Owner Trust Series 2016-1A Class A4 144A	2.03	2-15-2022	1,667,000	1,652,642
Verizon Owner Trust Series 2016-1A Class A 144A	1.42	1-20-2021	11,509,000	11,419,268
Verizon Owner Trust Series 2016-2A Class A 144A	1.68	5-20-2021	16,151,000	16,062,756
World Financial Network Credit Card Master Trust Series 2012-B Class A	1.76	5-17-2021	4,438,000	4,444,464
World Financial Network Credit Card Master Trust Series 2014-C Class A	1.54	8-16-2021	828,000	828,794
World Financial Network Credit Card Master Trust Series 2016-A Class A	2.03	4-15-2025	8,445,000	8,297,857
World Financial Network Credit Card Master Trust Series 2016-B Class A	1.44	6-15-2022	6,981,000	6,955,857
World Financial Network Credit Card Master Trust Series 2016-C Class A	1.72	8-15-2023	4,867,000	4,827,096
World Omni Auto Receivables Trust Series 2016-B Class A3	1.30	2-15-2022	5,447,000	5,370,182

Total Asset-Backed Securities (Cost $807,879,784)				808,240,793

Portfolio of investments — February 28, 2017 (unaudited)	Wells Fargo Core Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value

Corporate Bonds and Notes : 18.70%

Consumer Discretionary : 0.84%

Hotels, Restaurants & Leisure : 0.17%

McDonald’s Corporation	2.75%	12-9-2020	$2,634,000	$2,680,674
McDonald’s Corporation	4.88	12-9-2045	5,868,000	6,296,740

				8,977,414

Media : 0.67%

Charter Communications Operating LLC	4.91	7-23-2025	5,275,000	5,565,120
Charter Communications Operating LLC	6.48	10-23-2045	5,599,000	6,509,151
Discovery Communications LLC	4.88	4-1-2043	2,340,000	2,138,451
Discovery Communications LLC	4.90	3-11-2026	2,215,000	2,326,592
Discovery Communications LLC	4.95	5-15-2042	1,145,000	1,050,888
Time Warner Cable Incorporated	6.55	5-1-2037	1,392,000	1,608,565
Time Warner Incorporated	3.80	2-15-2027	5,640,000	5,581,728
Time Warner Incorporated	4.65	6-1-2044	325,000	311,216
Time Warner Incorporated	4.85	7-15-2045	2,465,000	2,448,038
Viacom Incorporated	4.85	12-15-2034	2,707,000	2,636,992
Viacom Incorporated	2.25	2-4-2022	3,240,000	3,095,843
Viacom Incorporated	3.45	10-4-2026	2,170,000	2,077,176

				35,349,760

Consumer Staples : 1.45%

Beverages : 0.44%

Anheuser-Busch InBev Finance Company	3.65	2-1-2026	4,524,000	4,590,028
Anheuser-Busch InBev Finance Company	4.90	2-1-2046	17,244,000	18,945,862

				23,535,890

Food & Staples Retailing : 0.19%
Walgreens Boots Alliance Incorporated	3.45	6-1-2026	10,255,000	10,086,110

Food Products : 0.69%

Kraft Heinz Foods Company	2.80	7-2-2020	8,349,000	8,436,907
Kraft Heinz Foods Company	3.00	6-1-2026	9,050,000	8,545,128
Kraft Heinz Foods Company	4.38	6-1-2046	4,675,000	4,420,241
WM Wrigley Jr. Company 144A	2.00	10-20-2017	1,363,000	1,368,069
WM Wrigley Jr. Company 144A	2.40	10-21-2018	2,474,000	2,497,055
WM Wrigley Jr. Company 144A	2.90	10-21-2019	5,953,000	6,057,630
WM Wrigley Jr. Company 144A	3.38	10-21-2020	5,310,000	5,496,323

				36,821,353

Tobacco : 0.13%
Reynolds American Incorporated	5.85	8-15-2045	5,600,000	6,660,399

Energy : 1.41%

Energy Equipment & Services : 0.11%
Halliburton Company	5.00	11-15-2045	5,102,000	5,541,690

Oil, Gas & Consumable Fuels : 1.30%

Anadarko Petroleum Corporation	6.60	3-15-2046	2,175,000	2,724,146
Apache Corporation	4.25	1-15-2044	2,805,000	2,724,999
Buckeye Partners LP	3.95	12-1-2026	1,650,000	1,638,574
Cimarex Energy Company	4.38	6-1-2024	3,858,000	4,058,149
Energy Transfer Partners LP	2.50	6-15-2018	3,100,000	3,122,078
Energy Transfer Partners LP	6.13	12-15-2045	1,614,000	1,781,779
Enterprise Products Operating LLC	5.10	2-15-2045	1,020,000	1,094,201
Enterprise Products Operating LLC	6.45	9-1-2040	560,000	688,419
Hess Corporporation	5.80	4-1-2047	2,840,000	3,019,303
HollyFrontier Corporation	5.88	4-1-2026	3,633,000	3,885,105
Kinder Morgan Energy Partners Company	5.40	9-1-2044	2,167,000	2,220,850
Kinder Morgan Incorporated	5.55	6-1-2045	4,165,000	4,390,018

Wells Fargo Core Bond Portfolio	Portfolio of investments — February 28, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)

Marathon Oil Corporation	5.20%	6-1-2045	$2,956,000	$2,970,142
Marathon Petroleum Corporation	4.75	9-15-2044	3,020,000	2,826,131
Marathon Petroleum Corporation	5.00	9-15-2054	959,000	859,478
Newfield Exploration Company	5.63	7-1-2024	1,785,000	1,909,950
Phillips 66 Partners LP	4.90	10-1-2046	2,125,000	2,091,774
Sabine Pass Liquefaction LLC 144A%%	4.20	3-15-2028	5,885,000	5,879,292
Sabine Pass Liquefaction LLC 144A	5.00	3-15-2027	6,510,000	6,890,965
Sabine Pass Liquefaction LLC 144A	5.88	6-30-2026	2,130,000	2,385,344
Transcontinental Gas Pipe Line Company LLC	7.85	2-1-2026	3,300,000	4,243,312
Williams Partners LP	4.00	9-15-2025	2,071,000	2,096,776
Williams Partners LP	4.50	11-15-2023	3,235,000	3,399,590
Williams Partners LP	5.10	9-15-2045	2,039,000	2,070,898

				68,971,273

Financials : 6.60%

Banks : 2.14%

Bank of America Corporation	2.50	10-21-2022	10,745,000	10,445,569
Bank of America Corporation	3.25	10-21-2027	13,535,000	12,980,647
Bank of America Corporation	4.18	11-25-2027	1,870,000	1,883,112
Bank of America Corporation	4.45	3-3-2026	3,279,000	3,400,441
Bank of America Corporation	6.00	9-1-2017	6,200,000	6,341,844
Citigroup Incorporated	1.55	8-14-2017	8,786,000	8,793,380
Citigroup Incorporated	4.45	9-29-2027	6,817,000	6,979,599
Cooperatieve Rabobank UA of New York	2.75	1-10-2022	7,785,000	7,804,828
JPMorgan Chase & Company	2.30	8-15-2021	10,310,000	10,185,445
JPMorgan Chase & Company	2.95	10-1-2026	3,070,000	2,937,158
JPMorgan Chase & Company	2.97	1-15-2023	10,975,000	10,988,214
JPMorgan Chase & Company	3.63	12-1-2027	9,710,000	9,449,345
JPMorgan Chase & Company ±	3.78	2-1-2028	5,825,000	5,918,369
JPMorgan Chase & Company ±	4.26	2-22-2048	5,680,000	5,736,363
U.S. Bancorp	2.63	1-24-2022	9,580,000	9,620,169

				113,464,483

Capital Markets : 1.20%

Bank of New York Mellon Corporation ±	3.44	2-7-2028	5,710,000	5,761,961
Goldman Sachs Group Incorporated	2.35	11-15-2021	8,050,000	7,879,235
Goldman Sachs Group Incorporated	3.00	4-26-2022	9,767,000	9,761,599
Goldman Sachs Group Incorporated	4.75	10-21-2045	4,361,000	4,619,899
Goldman Sachs Group Incorporated	6.13	2-15-2033	170,000	207,292
Goldman Sachs Group Incorporated	6.75	10-1-2037	4,556,000	5,710,253
Lazard Group LLC	3.75	2-13-2025	6,540,000	6,517,849
Morgan Stanley	2.63	11-17-2021	10,625,000	10,539,256
Morgan Stanley	3.63	1-20-2027	5,760,000	5,738,095
Morgan Stanley	4.38	1-22-2047	6,765,000	6,876,853

				63,612,292

Consumer Finance : 1.69%

American Express Credit Corporation %%	2.20	3-3-2020	4,880,000	4,874,925
American Express Credit Corporation %%	2.70	3-3-2022	19,555,000	19,511,392
Capital One Financial Corporation	3.75	7-28-2026	3,415,000	3,341,936
Capital One Financial Corporation	4.20	10-29-2025	4,855,000	4,935,491
Diamond 1 Finance Corporation 144A	6.02	6-15-2026	3,555,000	3,919,963
ERAC USA Finance LLC 144A	3.30	12-1-2026	6,155,000	5,944,234
ERAC USA Finance LLC 144A	4.50	2-15-2045	1,005,000	986,839
Ford Motor Credit Company LLC	4.35	12-8-2026	2,850,000	2,924,359
Ford Motor Credit Company LLC	3.81	1-9-2024	4,945,000	4,986,741
Ford Motor Credit Company LLC	5.29	12-8-2046	5,575,000	5,787,017
General Motors Financial Company Incorporated	3.45	1-14-2022	9,985,000	10,124,640
General Motors Financial Company Incorporated	3.70	5-9-2023	9,810,000	9,898,427
General Motors Financial Company Incorporated	6.75	4-1-2046	4,965,000	6,032,882
Synchrony Financial	3.70	8-4-2026	6,080,000	5,965,696

				89,234,542

Portfolio of investments — February 28, 2017 (unaudited)	Wells Fargo Core Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value

Diversified Financial Services : 0.22%

General Electric Capital Corporation	5.88%	1-14-2038	$1,748,000	$2,241,957
Moody’s Corporation %%	2.75	12-15-2021	2,215,000	2,207,586
Murray Street Investment Trust I	4.65	3-9-2017	7,106,000	7,111,401

				11,560,944

Insurance : 1.35%

AIG Global Funding Incorporated 144A	2.70	12-15-2021	3,200,000	3,196,243
American International Group Incorporated	3.90	4-1-2026	2,179,000	2,206,349
American International Group Incorporated	4.38	1-15-2055	765,000	696,328
American International Group Incorporated	6.25	5-1-2036	3,148,000	3,799,425
Berkshire Hathaway Incorporated	3.13	3-15-2026	9,235,000	9,277,850
Chubb INA Holdings Incorporated	3.35	5-3-2026	4,906,000	4,990,334
Chubb INA Holdings Incorporated	4.35	11-3-2045	3,770,000	4,034,145
Guardian Life Insurance Company 144A	4.85	1-24-2077	3,340,000	3,359,395
Jackson National Life Global Funding 144A	3.25	1-30-2024	2,595,000	2,612,101
Lincoln National Corporation	3.63	12-12-2026	7,575,000	7,582,999
Marsh & McLennan Companies	2.75	1-30-2022	4,945,000	4,969,404
Marsh & McLennan Companies	3.75	3-14-2026	4,857,000	5,001,918
MetLife Incorporated	4.60	5-13-2046	3,428,000	3,647,995
Metropolitan Life Global Funding Incorporated 144A	1.55	9-13-2019	4,730,000	4,672,672
Metropolitan Life Global Funding Incorporated 144A	1.95	9-15-2021	7,030,000	6,840,204
Metropolitan Life Global Funding Incorporated 144A	3.45	12-18-2026	2,905,000	2,936,717
Teachers Insurance and Annuity Association 144A	4.90	9-15-2044	1,736,000	1,904,541

				71,728,620

Health Care : 0.83%

Biotechnology : 0.59%

AbbVie Incorporated	2.50	5-14-2020	8,074,000	8,114,782
AbbVie Incorporated	3.20	5-14-2026	3,570,000	3,435,229
AbbVie Incorporated	4.45	5-14-2046	4,380,000	4,233,143
Amgen Incorporated	4.40	5-1-2045	3,445,000	3,382,273
Amgen Incorporated	4.56	6-15-2048	2,000,000	1,998,606
Biogen Incorporated	5.20	9-15-2045	2,765,000	3,017,168
Celgene Corporation	5.00	8-15-2045	6,409,000	6,805,268

				30,986,469

Life Sciences Tools & Services : 0.04%
Thermo Fisher Scientific Incorporated	2.95	9-19-2026	2,220,000	2,129,924

Pharmaceuticals : 0.20%

Abbott Laboratories	3.75	11-30-2026	8,710,000	8,705,654
Abbott Laboratories	4.90	11-30-2046	935,000	971,598
Novartis Capital Corporation	2.40	5-17-2022	935,000	932,888

				10,610,140

Industrials : 0.85%

Aerospace & Defense : 0.26%

Northrop Grumman Corporation	3.20	2-1-2027	5,280,000	5,253,167
Northrop Grumman Corporation	3.25	8-1-2023	6,327,000	6,483,954
Northrop Grumman Corporation	3.85	4-15-2045	1,999,000	1,928,143

				13,665,264

Air Freight & Logistics : 0.16%

FedEx Corporation	4.40	1-15-2047	3,295,000	3,298,269
FedEx Corporation	4.55	4-1-2046	5,065,000	5,184,448

				8,482,717

Construction & Engineering : 0.05%
Valmont Industries Incorporated	5.25	10-1-2054	2,796,000	2,516,000

Wells Fargo Core Bond Portfolio	Portfolio of investments — February 28, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Machinery : 0.08%
Wabtec Corporation 144A	3.45%	11-15-2026	$4,590,000	$4,471,931

Road & Rail : 0.30%

Penske Truck Leasing Company LP 144A	3.20	7-15-2020	4,181,000	4,255,652
Penske Truck Leasing Company LP 144A	3.38	2-1-2022	3,667,000	3,732,984
Penske Truck Leasing Company LP 144A	3.40	11-15-2026	8,365,000	8,115,556

				16,104,192

Information Technology : 2.75%

Communications Equipment : 0.47%

Cisco Systems Incorporated	1.40	9-20-2019	12,145,000	12,069,325
Cisco Systems Incorporated	1.85	9-20-2021	13,290,000	13,033,702

				25,103,027

IT Services : 0.27%

Fidelity National Information Services Incorporated	2.25	8-15-2021	3,435,000	3,360,869
Fidelity National Information Services Incorporated	2.85	10-15-2018	5,917,000	6,010,814
Fidelity National Information Services Incorporated	3.63	10-15-2020	4,745,000	4,918,738

				14,290,421

Semiconductors & Semiconductor Equipment : 0.27%

Analog Devices Incorporated	2.50	12-5-2021	4,400,000	4,375,818
Analog Devices Incorporated	3.13	12-5-2023	4,580,000	4,578,141
Analog Devices Incorporated	3.50	12-5-2026	5,340,000	5,328,028

				14,281,987

Software : 0.98%

Microsoft Corporation	2.00	8-8-2023	5,175,000	4,973,506
Microsoft Corporation	2.40	2-6-2022	7,610,000	7,640,805
Microsoft Corporation	2.88	2-6-2024	6,660,000	6,703,117
Microsoft Corporation	3.30	2-6-2027	6,660,000	6,790,030
Microsoft Corporation	3.70	8-8-2046	6,310,000	5,974,175
Microsoft Corporation	4.10	2-6-2037	3,825,000	3,965,599
Microsoft Corporation	4.25	2-6-2047	3,825,000	3,959,368
Microsoft Corporation	4.50	2-6-2057	1,885,000	1,957,863
Oracle Corporation	2.40	9-15-2023	10,035,000	9,810,728

				51,775,191

Technology Hardware, Storage & Peripherals : 0.76%

Apple Incorporated	1.90	2-7-2020	7,225,000	7,238,063
Apple Incorporated	2.50	2-9-2022	8,020,000	8,046,009
Apple Incorporated	3.00	2-9-2024	7,545,000	7,626,086
Apple Incorporated	3.35	2-9-2027	7,465,000	7,574,131
Apple Incorporated	4.25	2-9-2047	1,715,000	1,758,400
Hewlett Packard Enterprise Company	6.35	10-15-2045	7,760,000	8,106,856

				40,349,545

Materials : 0.35%

Chemicals : 0.18%

CF Industries Incorporated 144A	3.40	12-1-2021	4,135,000	4,145,792
CF Industries Incorporated 144A	4.50	12-1-2026	5,170,000	5,295,683

				9,441,475

Containers & Packaging : 0.09%
International Paper Company	5.15	5-15-2046	4,747,000	5,072,635

Portfolio of investments — February 28, 2017 (unaudited)	Wells Fargo Core Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value

Metals & Mining : 0.08%

Barrick Gold Finance Company LLC	4.40%	5-30-2021	$924,000	$994,315
Barrick Gold Finance Company LLC	5.70	5-30-2041	2,850,000	3,273,658

				4,267,973

Real Estate : 0.50%

Equity REITs : 0.50%

DDR Corporation	3.38	5-15-2023	5,781,000	5,641,106
DDR Corporation	4.63	7-15-2022	6,981,000	7,364,843
Mid-America Apartments LP	3.75	6-15-2024	4,330,000	4,416,098
Mid-America Apartments LP	4.00	11-15-2025	1,910,000	1,952,885
Mid-America Apartments LP	4.30	10-15-2023	1,697,000	1,779,562
Tanger Properties LP	3.75	12-1-2024	2,458,000	2,472,696
Tanger Properties LP	3.88	12-1-2023	2,719,000	2,780,267

				26,407,457

Telecommunication Services : 1.60%

Diversified Telecommunication Services : 1.60%

Apple Incorporated	4.25	3-1-2027	4,320,000	4,394,714
Apple Incorporated	5.45	3-1-2047	8,615,000	8,859,252
AT&T Incorporated	3.40	5-15-2025	11,929,000	11,531,538
AT&T Incorporated	3.80	3-15-2022	3,990,000	4,114,528
AT&T Incorporated	3.95	1-15-2025	7,417,000	7,462,192
AT&T Incorporated	4.45	4-1-2024	5,579,000	5,848,315
AT&T Incorporated	5.25	3-1-2037	9,085,000	9,363,873
Verizon Communications Incorporated 144A	2.95	3-15-2022	10,735,000	10,723,900
Verizon Communications Incorporated	4.13	8-15-2046	10,550,000	9,230,438
Verizon Communications Incorporated	4.27	1-15-2036	2,240,000	2,116,325
Verizon Communications Incorporated	4.40	11-1-2034	8,622,000	8,280,767
Verizon Communications Incorporated	4.86	8-21-2046	3,183,000	3,121,100

				85,046,942

Utilities : 1.52%

Electric Utilities : 1.20%

Alabama Power Company %%	2.45	3-30-2022	4,880,000	4,870,138
American Electric Power Company	1.65	12-15-2017	4,828,000	4,836,565
Commonwealth Edison Company	3.70	3-1-2045	1,067,000	1,022,868
Consolidated Edison Company of New York Incorporated	3.85	6-15-2046	1,750,000	1,710,606
Duke Energy Carolinas LLC	2.50	3-15-2023	4,105,000	4,084,298
Duke Energy Carolinas LLC	3.88	3-15-2046	1,985,000	1,976,399
Duke Energy Corporation	1.80	9-1-2021	4,480,000	4,333,437
Duke Energy Corporation	2.65	9-1-2026	5,600,000	5,261,396
Duke Energy Corporation	3.75	9-1-2046	2,425,000	2,233,714
Duke Energy Florida LLC	3.40	10-1-2046	1,850,000	1,694,276
Indiana Michigan Power Company	4.55	3-15-2046	2,070,000	2,215,544
PECO Energy Company	3.15	10-15-2025	4,255,000	4,291,865
PPL Electric Utilities Corporation	4.15	10-1-2045	3,348,000	3,448,490
Sierra Pacific Power Company	2.60	5-1-2026	4,445,000	4,272,161
Southern Company	2.45	10-1-2023	1,860,000	1,787,017
Southern Company	4.40	7-1-2046	759,000	756,453
Southwestern Electric Power Company	3.90	4-1-2045	1,362,000	1,302,114
Virginia Electric & Power Company	2.95	11-15-2026	2,850,000	2,792,473
Virginia Electric & Power Company	3.15	1-15-2026	3,145,000	3,147,614
Virginia Electric & Power Company	4.00	11-15-2046	2,850,000	2,871,195
Westar Energy Incorporated %%	3.10	4-1-2027	4,435,000	4,408,306

				63,316,929

Gas Utilities : 0.06%

ONEOK Incorporated	6.00	6-15-2035	1,280,000	1,347,200

Wells Fargo Core Bond Portfolio	Portfolio of investments — February 28, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Gas Utilities (continued)

Southern California Gas Company	2.60%	6-15-2026	$2,024,000	$1,963,474

				3,310,674

Multi-Utilities : 0.26%

Dominion Resources Incorporated	1.60	8-15-2019	3,880,000	3,831,256
Dominion Resources Incorporated	2.00	8-15-2021	2,870,000	2,797,481
Dominion Resources Incorporated	4.70	12-1-2044	1,404,000	1,466,425
MidAmerican Energy Company	4.25	5-1-2046	2,337,000	2,467,729
Pacific Gas & Electric Company	2.95	3-1-2026	3,510,000	3,449,224

				14,012,115

Total Corporate Bonds and Notes (Cost $987,801,735)				991,187,778

Municipal Obligations : 0.69%

California : 0.23%

California Build America Bonds (GO Revenue) ##	7.60	11-1-2040	3,465,000	5,179,932
Los Angeles CA Community College District Build America Bonds (GO Revenue)	6.75	8-1-2049	4,910,000	7,316,538

				12,496,470

Nevada : 0.12%

Clark County NV Airport Authority Build America Bonds Series C (Airport Revenue)	6.82	7-1-2045	4,520,000	6,435,305

New Jersey : 0.05%

New Jersey Turnpike Authority Build America Bonds Series A (Transportation Revenue)	7.10	1-1-2041	1,855,000	2,634,397

New York : 0.13%

Port Authority of New York & New Jersey Consolidated Bonds Series 174 (Airport Revenue)	4.46	10-1-2062	6,580,000	6,857,742

Ohio : 0.04%

Ohio State University General Receipts Taxable Bonds Series A (Education Revenue)	4.80	6-1-2111	1,957,000	1,940,855

Texas : 0.12%

North Texas Tollway Authority (Transportation Revenue)	6.72	1-1-2049	4,550,000	6,462,365

Total Municipal Obligations (Cost $31,976,065)				36,827,134

Non-Agency Mortgage-Backed Securities : 3.60%

Barclays Commercial Mortgage Trust Series 2017-C1 Class A4 144A	3.67	2-15-2050	5,061,000	5,241,425
CD Commercial Mortgage Trust Series 2016-CD1 Class A1	1.44	8-10-2049	1,649,816	1,626,204
CD Commercial Mortgage Trust Series 2016-CD1 Class ASB	2.62	8-10-2049	4,881,000	4,799,159
CFCRE Commercial Mortgage Trust Series 2011-C1 Class A4 144A±	4.96	4-15-2044	4,009,000	4,306,534
CFCRE Commercial Mortgage Trust Series 2016-C3 Class A1	1.79	1-10-2048	2,470,038	2,460,734
CFCRE Commercial Mortgage Trust Series 2016-C4 Class A4	3.28	5-10-2058	2,528,000	2,526,311
CFCRE Commercial Mortgage Trust Series 2016-C7 Class A3	3.61	12-10-2054	2,195,000	2,281,933
Citigroup Commercial Mortgage Trust Series 2013-GC11 Class A2	1.99	4-10-2046	3,813,000	3,824,555
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class A5	3.62	2-10-2049	4,207,000	4,331,833
Commercial Mortgage Pass-Through Certificate Series 2010-C1 Class A2 144A	3.83	7-10-2046	489,131	496,656
Commercial Mortgage Pass-Through Certificate Series 2012-CR4 Class A2	1.80	10-15-2045	1,125,000	1,127,325
Commercial Mortgage Pass-Through Certificate Series 2012-UBS5 Class A3	3.55	9-10-2047	1,038,000	1,084,263
Commercial Mortgage Pass-Through Certificate Series 2013-CR10 Class A2	2.97	8-10-2046	1,392,000	1,417,551
Commercial Mortgage Pass-Through Certificate Series 2013-CR12 Class A4	4.05	10-10-2046	374,000	398,521

Portfolio of investments — February 28, 2017 (unaudited)	Wells Fargo Core Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value

Non-Agency Mortgage-Backed Securities (continued)

Commercial Mortgage Pass-Through Certificate Series 2013-CR6 Class A2	2.12%	3-10-2046	$8,674,000	$8,718,120
Commercial Mortgage Pass-Through Certificate Series 2013-CR6 Class A2	3.07	12-10-2044	675,374	687,092
Commercial Mortgage Pass-Through Certificate Series 2014-C19 Class A5	3.80	8-10-2047	5,500,300	5,752,855
Commercial Mortgage Pass-Through Certificate Series 2014-UBS2 Class A5	3.96	3-10-2047	1,000,000	1,052,130
Commercial Mortgage Pass-Through Certificate Series 2014-UBS6 Class AM	4.05	12-10-2047	4,230,000	4,387,819
Commercial Mortgage Pass-Through Certificate Series 2015-C26 Class ASB	3.37	10-10-2048	5,989,000	6,180,573
Commercial Mortgage Pass-Through Certificate Series 2016-C1 Class ASB	2.97	10-10-2049	2,071,000	2,071,724
Commercial Mortgage Trust Series 2013-CR11 Class A1	1.47	10-10-2046	711,848	711,465
Commercial Mortgage Trust Series 2013-CR12 Class A1	1.30	10-10-2046	229,784	229,197
Credit Suisse Mortgage Trust Series 2016-NSXR Class A4 ±	3.79	12-15-2049	3,820,000	3,981,100
CSAIL Commercial Mortgage Trust Series 2015-C4 Class A4	3.81	11-15-2048	3,548,000	3,716,548
CSAIL Commercial Mortgage Trust Series 2016-C5 Class ASB	3.53	11-15-2048	865,000	905,052
CSAIL Commercial Mortgage Trust Series 2016-C7 Class A5	3.20	11-15-2049	5,686,000	5,752,963
GS Mortgage Securities Trust Series 2011-GC5 Class A2	3.00	8-10-2044	129,533	129,487
GS Mortgage Securities Trust Series 2012-GCJ7 Class A2	2.32	5-10-2045	1,067,301	1,068,034
GS Mortgage Securities Trust Series 2012-GCJ7 Class AAB	2.94	5-10-2045	519,000	527,025
GS Mortgage Securities Trust Series 2013-GC16 Class A1	1.26	11-10-2046	33,692	33,683
GS Mortgage Securities Trust Series 2013-GC16 Class A2	3.03	11-10-2046	1,872,000	1,906,210
GS Mortgage Securities Trust Series 2016-GS3 Class A4	2.85	10-10-2049	2,075,000	2,015,739
GS Mortgage Securities Trust Series 2016-GS3 Class AAB	2.78	10-10-2049	3,117,000	3,097,456
GS Mortgage Securities Trust Series 2016-GS4 Class A4	3.44	11-10-2049	2,763,000	2,816,854
Impact Funding LLC Series 2010-1 Class A1 144A	5.31	1-25-2051	8,725,716	9,649,328
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2010-A2 Class A2 144A	4.31	8-5-2032	7,966,000	8,332,003
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2010-C2 Class A2 144A	3.62	11-15-2043	2,170,321	2,196,532
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2011-C3 Class A4 144A	4.72	2-15-2046	2,107,000	2,278,351
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2013 Class C14 ±	3.76	8-15-2046	1,466,000	1,545,168
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2013-C13 Class A2	2.67	1-15-2046	1,173,000	1,188,057
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2013-C15 Class A2	2.98	11-15-2045	1,608,082	1,636,284
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2014-C20 Class A2	2.87	7-15-2047	1,932,000	1,969,726
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2014-C20 Class A5	3.80	7-15-2047	4,897,000	5,142,525
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2014-C21 Class A5	3.77	8-15-2047	3,121,000	3,272,251
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2015-C28 Class A2	2.77	10-15-2048	2,053,000	2,090,525
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2016-JP2 Class A1	1.32	8-15-2049	2,107,507	2,078,752
JPMorgan Chase Commercial Mortgage Securities Trust Series 2004-LN2 Class A2	5.12	7-15-2041	34,876	34,834
JPMorgan Chase Commercial Mortgage Securities Trust Series 2010-CNTR Class A1 144A	3.30	8-5-2032	952,567	968,114
JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C4 Class A3 144A	4.11	7-15-2046	7,442,036	7,628,264
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-LC9 Class A2	1.68	12-15-2047	1,161,167	1,162,097
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-C28 Class A3	2.91	10-15-2048	8,974,000	8,896,293
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-C30 Class AS ±	4.23	7-15-2048	4,030,000	4,256,796
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-JP1 Class ASB	3.73	1-15-2049	834,000	880,911
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-JP2 Class ASB	2.71	8-15-2049	2,765,000	2,747,539
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-C1 Class ASB	3.32	3-15-2049	3,307,000	3,413,192

Wells Fargo Core Bond Portfolio	Portfolio of investments — February 28, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Non-Agency Mortgage-Backed Securities (continued)

Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6 Class A2	1.87%	11-15-2045	$1,592,176	$1,594,445
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10 Class A1	1.39	7-15-2046	254,783	254,680
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10 Class A2	2.96	7-15-2046	1,112,000	1,124,188
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9 Class A2	1.97	5-15-2046	1,261,507	1,265,992
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30 Class ASB	2.73	9-15-2049	9,888,000	9,702,956
Morgan Stanley Capital I Trust Series 2016-UB11 Class A1	1.45	8-15-2049	4,375,868	4,325,705
Morgan Stanley Capital I Trust Series 2016-UB11 Class ASB	2.61	8-15-2049	2,119,000	2,071,770
Morgan Stanley Capital I Trust Series 2016-UBS9 Class A1	1.71	3-15-2049	2,139,026	2,116,503
Perpetual Savings Bank Series 1990-1 Class 1 ±	0.00	3-1-2020	19,661	18,839
Structured Asset Securities Corporation Series 1998-2 Class A ±	1.30	2-25-2028	32,620	31,765
UBS Barclays Commercial Mortgage Trust Series 2012-C2 Class A2	2.11	5-10-2063	2,335,937	2,337,080
UBS Barclays Commercial Mortgage Trust Series 2012-C4 Class A2	1.71	12-10-2045	2,937,000	2,939,993

Total Non-Agency Mortgage-Backed Securities (Cost $192,592,657)				190,815,588

U.S. Treasury Securities : 29.10%

U.S. Treasury Bond	2.25	8-15-2046	2,846,000	2,435,775
U.S. Treasury Bond	2.50	2-15-2046	49,355,000	44,702,896
U.S. Treasury Bond	2.50	5-15-2046	38,269,000	34,646,916
U.S. Treasury Bond «	2.88	11-15-2046	67,996,000	66,723,727
U.S. Treasury Bond	3.00	11-15-2045	27,871,000	27,988,588
U.S. Treasury Bond	3.00	2-15-2047	26,721,000	26,903,665
U.S. Treasury Note ##	1.00	11-30-2019	3,511,000	3,470,128
U.S. Treasury Note	1.13	1-31-2019	33,248,000	33,185,660
U.S. Treasury Note	1.13	2-28-2019	56,311,000	56,192,240
U.S. Treasury Note ##	1.13	7-31-2021	89,712,000	86,957,572
U.S. Treasury Note ##	1.13	9-30-2021	136,745,000	132,258,123
U.S. Treasury Note	1.25	10-31-2021	32,901,000	31,973,093
U.S. Treasury Note	1.38	1-15-2020	16,850,000	16,803,932
U.S. Treasury Note	1.38	2-29-2020	6,802,000	6,774,098
U.S. Treasury Note	1.38	4-30-2020	17,988,000	17,886,116
U.S. Treasury Note ##	1.38	1-31-2021	74,478,000	73,424,807
U.S. Treasury Note	1.50	2-15-2020	159,083,000	158,561,049
U.S. Treasury Note	1.50	5-31-2020	43,725,000	43,607,161
U.S. Treasury Note	1.50	8-15-2026	101,783,000	94,256,656
U.S. Treasury Note	1.63	6-30-2020	14,955,000	14,966,097
U.S. Treasury Note «	1.88	1-31-2022	137,016,000	136,823,356
U.S. Treasury Note ##	1.88	2-28-2022	188,593,000	188,394,034
U.S. Treasury Note	2.00	8-31-2021	33,853,000	34,054,019
U.S. Treasury Note	2.00	10-31-2021	35,231,000	35,409,903
U.S. Treasury Note	2.00	12-31-2021	8,612,000	8,651,021
U.S. Treasury Note ##	2.00	11-15-2026	83,305,000	80,584,592
U.S. Treasury Note	2.25	2-29-2024	12,672,000	12,618,537
U.S. Treasury Note	2.25	2-15-2027	73,290,000	72,574,250
Total U.S. Treasury Securities (Cost $1,553,352,161)				1,542,828,011

Yankee Corporate Bonds and Notes : 6.21%

Consumer Discretionary : 0.08%

Media : 0.08%

Grupo Televisa SAB	5.00	5-13-2045	1,985,000	1,801,249
Grupo Televisa SAB	6.13	1-31-2046	2,220,000	2,351,766
				4,153,015

Energy : 1.15%

Oil, Gas & Consumable Fuels : 1.15%

BP Capital Markets plc	3.59	4-14-2027	9,465,000	9,534,445
BP Capital Markets plc	3.72	11-28-2028	3,785,000	3,833,387

Portfolio of investments — February 28, 2017 (unaudited)	Wells Fargo Core Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)

Enbridge Energy Partners LP	5.50%	9-15-2040	$1,575,000	$1,601,925
Enbridge Incorporated	4.25	12-1-2026	3,260,000	3,367,697
Enbridge Incorporated	5.50	12-1-2046	3,019,000	3,270,247
Encana Corporation	6.50	2-1-2038	1,950,000	2,230,098
Petroleos Mexicanos Company	2.38	4-15-2025	3,084,650	3,080,112
Petroleos Mexicanos Company	2.46	12-15-2025	7,258,500	7,255,713
Petroleos Mexicanos Company	5.63	1-23-2046	3,786,000	3,289,277
Petroleos Mexicanos Company 144A	6.50	3-13-2027	7,343,000	7,803,773
Petroleos Mexicanos Company	6.75	9-21-2047	5,185,000	5,130,558
Raizen Fuels Limited 144A	5.30	1-20-2027	2,220,000	2,269,950
TransCanada Trust ±%%	5.30	3-15-2077	8,255,000	8,337,550

				61,004,732

Financials : 3.61%

Banks : 2.59%

Barclays plc	3.68	1-10-2023	4,375,000	4,411,081
Barclays plc	4.34	1-10-2028	4,010,000	4,053,408
Barclays plc	4.95	1-10-2047	2,500,000	2,559,493
BNP Paribas 144A	3.80	1-10-2024	7,775,000	7,723,016
HSBC Holdings plc	2.65	1-5-2022	14,180,000	13,975,269
HSBC Holdings plc	4.38	11-23-2026	10,415,000	10,530,794
KFW	1.00	7-15-2019	28,907,000	28,495,249
KFW	4.00	1-27-2020	4,714,000	5,007,946
Lloyds Banking Group plc	3.75	1-11-2027	8,605,000	8,536,022
Mitsubishi UFJ Financial Group Incorporated	3.68	2-22-2027	8,520,000	8,597,310
National Australia Bank 144A	2.40	12-7-2021	8,250,000	8,208,948
Perrigo Finance Unlimited Company	4.38	3-15-2026	5,485,000	5,598,589
Toronto-Dominion Bank 144A	2.25	3-15-2021	13,750,000	13,696,609
Toronto-Dominion Bank 144A	2.50	1-18-2023	6,515,000	6,518,069
UBS Group Funding Company 144A	2.65	2-1-2022	9,695,000	9,478,356

				137,390,159

Capital Markets : 0.61%

CPPIB Capital Incorporated 144A	2.25	1-25-2022	13,451,000	13,405,374
Credit Suisse Group AG 144A	3.57	1-9-2023	9,005,000	8,977,958
Credit Suisse Group AG 144A	4.28	1-9-2028	10,035,000	10,060,810

				32,444,142

Diversified Financial Services : 0.41%

Air Liquide Finance Company 144A	1.75	9-27-2021	5,045,000	4,906,187
Air Liquide Finance Company 144A	2.25	9-27-2023	4,315,000	4,147,587
BHP Billiton Finance USA Limited	5.00	9-30-2043	2,425,000	2,793,188
GE Capital International Funding Company	4.42	11-15-2035	5,882,000	6,296,846
Shell International Finance BV	4.00	5-10-2046	3,575,000	3,489,307

				21,633,115

Health Care : 0.57%

Pharmaceuticals : 0.57%

Actavis Funding SCS	3.80	3-15-2025	3,935,000	3,975,723
Actavis Funding SCS	4.75	3-15-2045	5,015,000	5,101,128
Shire plc ADR	2.88	9-23-2023	6,965,000	6,738,958
Shire plc ADR	3.20	9-23-2026	11,240,000	10,714,845
Teva Pharmaceutical Finance BV «	3.15	10-1-2026	3,725,000	3,447,648

				29,978,302

Industrials : 0.13%

Chemicals : 0.13%

Equate Petrochemical BV 144A	3.00	3-3-2022	1,955,000	1,896,897

Wells Fargo Core Bond Portfolio	Portfolio of investments — February 28, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Chemicals (continued)

LYB International Finance II BV %%	3.50%	3-2-2027	$4,930,000	$4,915,890

				6,812,787

Materials : 0.38%

Chemicals : 0.15%

Potash Corporation of Saskatchewan Incorporated	4.00	12-15-2026	7,860,000	7,996,017

Metals & Mining : 0.16%

Vale Overseas Limited	5.88	6-10-2021	2,225,000	2,410,676
Vale Overseas Limited	6.25	8-10-2026	5,295,000	5,844,356

				8,255,032

Paper & Forest Products : 0.07%

Fibria Overseas Finance Limited	5.50	1-17-2027	3,785,000	3,812,441

Oil & Gas Extraction : 0.06%

Utilities : 0.23%

Electric Utilities : 0.23%

Electricite de France SA 144A	6.00	1-22-2114	2,185,000	2,208,074
Fortis Incorporated 144A	2.10	10-4-2021	3,465,000	3,365,610
Fortis Incorporated 144A	3.06	10-4-2026	7,155,000	6,745,984

				12,319,668

Total Yankee Corporate Bonds and Notes (Cost $328,682,559)				329,037,722

Yankee Government Bonds : 1.89%

Japan Bank for International Cooperation	1.50	7-21-2021	9,548,000	9,164,275
Japan Bank for International Cooperation	1.88	4-20-2021	6,453,000	6,308,246
Japan Bank for International Cooperation	2.00	11-4-2021	4,050,000	3,951,561
Province of Ontario	1.63	1-18-2019	6,045,000	6,042,757
Republic of Indonesia 144A	3.70	1-8-2022	2,410,000	2,470,387
Republic of Indonesia 144A	4.35	1-8-2027	6,460,000	6,704,027
Republic of Paraguay 144A	6.10	8-11-2044	2,990,000	3,094,650
Republic of Slovenia 144A	5.25	2-18-2024	11,945,000	13,310,672
Republic of Slovenia 144A	5.50	10-26-2022	5,453,000	6,093,728
Republic of Slovenia 144A	5.85	5-10-2023	8,177,000	9,339,769
Republic of South Africa	4.30	10-12-2028	4,080,000	3,927,000
State of Israel	4.50	1-30-2043	4,280,000	4,404,094
State of Qatar 144A	2.38	6-2-2021	7,345,000	7,289,913
United Mexican States	4.00	10-2-2023	8,499,000	8,711,475
United Mexican States	4.35	1-15-2047	3,460,000	3,091,510
United Mexican States	5.75	10-12-2049	6,310,000	6,098,615
Total Yankee Government Bonds (Cost $100,450,794)				100,002,679

	Yield		Shares

Short-Term Investments : 5.49%

Investment Companies : 5.49%

Securities Lending Cash Investment LLC (l)(r)(u)	0.84		200,235,363	200,255,386
Wells Fargo Government Money Market Fund Select Class (l)(u)##	0.48		90,787,044	90,787,044
Total Short-Term Investments (Cost $291,042,233)				291,042,430

Portfolio of investments — February 28, 2017 (unaudited)	Wells Fargo Core Bond Portfolio

		Value
Total investments in securities (Cost $5,852,922,612)*	110.27%	$5,845,882,059

Other assets and liabilities, net	(10.27)	(544,363,760)

Total net assets	100.00%	$5,301,518,299

±	Variable rate investment. The rate shown is the rate in effect at period end.
%%	The security is issued on a when-issued basis.
¤	The security is issued in zero coupon form with no periodic interest payments.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
##	All or a portion of this security is segregated for when-issued securities.
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $5,877,649,469 and unrealized gains (losses) consists of:

Gross unrealized gains	$33,262,277
Gross unrealized losses	(65,029,687)

Net unrealized gains	$(31,767,410)

Abbreviations:

ADR	American depositary receipt
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
LLC	Limited liability company
LP	Limited partnership
plc	Public limited company
REIT	Real estate investment trust

Wells Fargo Core Bond Portfolio (the “Portfolio”)

Notes to Portfolio of investments – February 28, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Portfolio may purchase securities on a forward commitment or when-issued basis. The Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 28, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Agency securities	$0	$1,555,899,924	$0	$1,555,899,924
Asset-backed securities	0	808,240,793	0	808,240,793
Corporate bonds and notes	0	991,187,778	0	991,187,778
Municipal obligations	0	36,827,134	0	36,827,134
Non-agency mortgage-backed securities	0	190,815,588	0	190,815,588
U.S. Treasury securities	1,542,828,011	0	0	1,542,828,011
Yankee corporate bonds and notes	0	329,037,722	0	329,037,722
Yankee government bonds	0	100,002,679	0	100,002,679
Short-term investments
Investment companies	90,787,044	0	0	90,787,044
Investments measured at net asset value*				200,255,386

Total assets	$1,633,615,055	$4,012,011,618	$0	$5,845,882,059

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Portfolio’s investment in Securities Lending Cash Investments, LLC valued at $200,255,386 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 28, 2017, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Real Return Fund	Portfolio of investments — February 28, 2017 (unaudited)

Security name		Value

Investment Companies : 98.11%

Affiliated Master Portfolios : 98.11%

Wells Fargo Real Return Portfolio		$64,960,014

Total Investment Companies (Cost $63,657,543)		64,960,014

Total investments in securities (Cost $63,657,543)*	98.11%	64,960,014

Other assets and liabilities, net	1.89	1,253,917

Total net assets	100.00%	$66,213,931

*	Cost for federal income tax purposes is $63,598,600 and unrealized gains (losses) consists of:

Gross unrealized gains	$1,361,414
Gross unrealized losses	0

Net unrealized gains	$1,361,414

1

Wells Fargo Real Return Fund (the “Fund”)

Notes to Portfolio of investments – February 28, 2017 (unaudited)

The Fund seeks to achieve its investment objective by investing all investable assets in a separate diversified portfolio (an “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Since the affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities. A portfolio of investments for the affiliated Master Portfolio is included with this filing. As of February 28, 2017, the Fund owns 78% of Wells Fargo Real Return Portfolio, the affiliated Master Portfolio.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At February 28, 2017, the Fund’s investment in Wells Fargo Real Return Portfolio, the affiliated Master Portfolio with a substantially identical investment objective seeking returns that exceed the rate of inflation over the long-term, was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. At February 28, 2017, the affiliated Master Portfolio valued at $64,960,014 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Wells Fargo Real Return Portfolio	Portfolio of investments — February 28, 2017 (unaudited)

Security name	Shares	Value

Common Stocks : 14.42%

Consumer Staples : 3.57%

Beverages : 0.27%

The Coca-Cola Company	5,455	$228,892

Food & Staples Retailing : 0.66%

The Kroger Company	5,488	174,518
Wal-Mart Stores Incorporated	2,186	155,053
Walgreens Boots Alliance Incorporated	2,488	214,913
		544,484

Food Products : 1.11%

Biostime International Holdings Limited †	79,000	262,048
JBS SA	52,100	195,940
Marine Harvest ASA	4,555	79,652
Mead Johnson Nutrition Company	1,365	119,833
Mondelez International Incorporated Class A	2,713	119,155
The Hershey Company	509	55,150
The Kraft Heinz Company	951	87,026
		918,804

Household Products : 1.13%

Church & Dwight Company Incorporated	2,704	134,767
Reckitt Benckiser Group plc	4,626	419,664
The Clorox Company	634	86,738
The Procter & Gamble Company	3,245	295,522
		936,691

Personal Products : 0.12%

The Estee Lauder Companies Incorporated Class A	1,259	104,308

Tobacco : 0.28%

Philip Morris International	2,102	229,854

Energy : 3.37%

Energy Equipment & Services : 0.55%

AMEC Foster Wheeler plc	27,787	151,537
Halliburton Company	4,026	215,230
Schlumberger Limited	1,148	92,253
		459,020

Oil, Gas & Consumable Fuels : 2.82%

Anadarko Petroleum Corporation	2,152	139,127
BP plc	108,814	612,392
Chevron Corporation	3,344	376,200
Cimarex Energy Company	1,148	144,327
Eni SpA	32,056	493,101
EOG Resources Incorporated	1,941	188,258
Occidental Petroleum Corporation	2,250	147,488
Phillips 66 Company	1,197	93,593
Pioneer Natural Resources Company	747	138,920
		2,333,406

Materials : 3.93%

Chemicals : 0.82%

Axalta Coating Systems Limited †	2,369	68,962
Ecolab Incorporated	540	66,944
International Flavors & Fragrances Incorporated	620	77,934

1

Portfolio of investments — February 28, 2017 (unaudited)	Wells Fargo Real Return Portfolio

Security name			Shares	Value

Chemicals (continued)

LyondellBasell Industries NV Class A			1,089	$99,360
PolyOne Corporation			2,026	68,236
The Dow Chemical Company			2,168	134,980
The Sherwin-Williams Company			541	166,920
				683,336

Construction Materials : 0.09%
Martin Marietta Materials Incorporated			328	70,832

Containers & Packaging : 0.10%
Crown Holdings Incorporated †			1,470	78,777

Metals & Mining : 2.92%

African Barrick Gold Limited			15,000	99,764
Agnico-Eagle Mines Limited-U.S. Exchange Traded Shares			4,000	169,640
Alamos Gold Incorporated Class A			10,000	72,354
B2Gold Corporation †			35,000	107,514
Barrick Gold Corporation			9,000	167,220
Fresnillo plc			6,000	110,634
Goldcorp Incorporated-U.S. Exchange Traded Shares			11,526	183,840
Kinross Gold Corporation †			50,000	176,178
Lundin Mining Corporation			53,049	319,125
Newmont Mining Corporation			5,000	171,200
Randgold Resources Limited ADR			2,750	252,203
Royal Gold Incorporated			3,357	221,730
Semafo Incorporated †			35,000	107,250
Silver Wheaton Corporation-U.S. Exchange Traded Shares			6,000	117,300
Steel Dynamics Incorporated			1,944	71,150
Torex Gold Resources Incorporated †			4,000	77,398
				2,424,500

Real Estate : 3.55%

Equity REITs : 3.55%

American Homes 4 Rent Class A			4,006	95,223
American Tower Corporation			2,702	310,163
AvalonBay Communities Incorporated			1,028	188,926
Boston Properties Incorporated			1,943	270,135
Camden Property Trust			1,592	134,763
Equinix Incorporated			561	210,975
Essex Property Trust Incorporated			521	122,279
Hersha Hospitality Trust			2,643	51,565
Host Hotels & Resorts Incorporated			7,476	134,493
Hudson Pacific Properties Incorporated			3,625	132,603
Mid-America Apartment Communities Incorporated			1,123	115,366
Physicians Realty Trust			13,606	271,032
Prologis Incorporated			4,136	211,143
Public Storage Incorporated			696	158,312
Retail Opportunity Investment Corporation			5,459	120,093
Simon Property Group Incorporated			1,388	255,942
Ventas Incorporated			2,456	159,763
				2,942,776

Total Common Stocks (Cost $10,925,036)				11,955,680

	Interest rate	Maturity date	Principal
Corporate Bonds and Notes : 8.97%

Consumer Discretionary : 2.52%

Auto Components : 0.29%
American Axle & Manufacturing Incorporated «	6.25%	3-15-2021	$100,000	102,875
American Axle & Manufacturing Incorporated	7.75	11-15-2019	25,000	27,719
Cooper Tire & Rubber Company (i)	8.00	12-15-2019	20,000	22,600

2

Wells Fargo Real Return Portfolio	Portfolio of investments — February 28, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Auto Components (continued)

Goodyear Tire & Rubber Company	7.00%	5-15-2022	$85,000	$88,825
				242,019

Diversified Consumer Services : 0.20%

Service Corporation International	5.38	1-15-2022	100,000	103,375
TRI Pointe Group Incorporated	4.38	6-15-2019	62,000	63,240
				166,615

Hotels, Restaurants & Leisure : 0.48%

GLP Capital LP/GLP Financing II Incorporated	4.88	11-1-2020	125,000	131,250
Hilton Worldwide Finance LLC	5.63	10-15-2021	100,000	102,966
International Game Technology	7.50	6-15-2019	50,000	55,125
MGM Resorts International	8.63	2-1-2019	100,000	110,500
				399,841

Household Durables : 0.38%

CalAtlantic Group Incorporated	6.63	5-1-2020	15,000	16,538
DR Horton Incorporated	3.63	2-15-2018	135,000	136,688
KB Home	4.75	5-15-2019	60,000	61,425
Lennar Corporation	4.50	6-15-2019	100,000	103,250
				317,901

Media : 0.64%

CSC Holdings LLC	7.63	7-15-2018	75,000	79,781
DISH DBS Corporation	4.25	4-1-2018	130,000	132,600
DISH DBS Corporation	7.88	9-1-2019	25,000	27,875
National CineMedia LLC	6.00	4-15-2022	100,000	103,375
Sinclair Television Group Incorporated	6.13	10-1-2022	100,000	104,625
TEGNA Incorporated	5.13	10-15-2019	50,000	51,313
TEGNA Incorporated	5.13	7-15-2020	30,000	31,098
				530,667

Multiline Retail : 0.13%
Dollar Tree Incorporated	5.25	3-1-2020	100,000	102,850

Specialty Retail : 0.25%

Best Buy Company Incorporated	5.00	8-1-2018	100,000	104,266
Sally Beauty Holdings Incorporated	5.75	6-1-2022	100,000	103,000
				207,266

Textiles, Apparel & Luxury Goods : 0.15%
The William Carter Company	5.25	8-15-2021	120,000	124,050

Consumer Staples : 0.47%

Beverages : 0.13%
Cott Beverages Incorporated	6.75	1-1-2020	100,000	103,375

Food Products : 0.34%

B&G Foods Incorporated	4.63	6-1-2021	85,000	86,063
Pinnacle Foods Incorporated	4.88	5-1-2021	100,000	102,500
Post Holdings Incorporated 144A	6.75	12-1-2021	90,000	96,413
				284,976

Energy : 0.94%

Energy Equipment & Services : 0.15%
NGPL PipeCo LLC 144A	7.12	12-15-2017	120,000	124,350

3

Portfolio of investments — February 28, 2017 (unaudited)	Wells Fargo Real Return Portfolio

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels : 0.79%

Crestwood Midstream Partners LP	6.00%	12-15-2020	$60,000	$61,725
Kinder Morgan Incorporated	7.00	6-15-2017	60,000	60,931
Rockies Express Pipeline LLC 144A	6.00	1-15-2019	125,000	131,250
Sabine Pass Liquefaction LLC	5.63	2-1-2021	100,000	108,748
Targa Resources Partners LP	4.13	11-15-2019	110,000	111,925
Tesoro Corporation	4.25	10-1-2017	65,000	65,731
Tesoro Logistics LP	5.50	10-15-2019	45,000	47,700
Tesoro Logistics LP	5.88	10-1-2020	65,000	66,999
				655,009

Financials : 0.89%

Banks : 0.19%

CIT Group Incorporated	4.25	8-15-2017	105,000	106,145
CIT Group Incorporated	5.25	3-15-2018	25,000	25,835
CIT Group Incorporated 144A	5.50	2-15-2019	25,000	26,328
				158,308

Consumer Finance : 0.70%

Ally Financial Incorporated	3.75	11-18-2019	65,000	66,381
Ally Financial Incorporated	6.25	12-1-2017	60,000	62,053
Diamond 1 Finance Corporation 144A	3.48	6-1-2019	40,000	40,890
General Motors Financial Company Incorporated	3.25	5-15-2018	135,000	137,253
Navient Corporation	4.63	9-25-2017	130,000	131,625
Toll Brothers Finance Corporation	4.00	12-31-2018	135,000	138,544
				576,746

Health Care : 0.76%

Health Care Equipment & Supplies : 0.07%

Hologic Incorporated 144A	5.25	7-15-2022	55,000	57,338

Health Care Providers & Services : 0.69%

Fresenius Medical Care Holdings Incorporated 144A	5.63	7-31-2019	55,000	58,988
Fresenius Medical Care Holdings Incorporated	6.88	7-15-2017	125,000	127,188
HCA Incorporated	8.00	10-1-2018	115,000	125,350
Lifepoint Hospitals Incorporated	5.50	12-1-2021	55,000	57,234
MPT Operating Partnership LP	6.38	2-15-2022	100,000	103,375
Tenet Healthcare Corporation ±	4.46	6-15-2020	55,000	55,688
Tenet Healthcare Corporation	6.25	11-1-2018	45,000	47,644
				575,467

Industrials : 1.14%

Aerospace & Defense : 0.13%

Alcoa Incorporated	6.75	7-15-2018	60,000	63,691
Huntington Ingalls Industries Incorporated 144A	5.00	12-15-2021	40,000	41,800
				105,491

Airlines : 0.25%

American Airlines Group Incorporated	6.13	6-1-2018	100,000	104,250
United Continental Holdings Incorporated	6.38	6-1-2018	100,000	104,750
				209,000

Building Products : 0.10%
USG Corporation	9.75	1-15-2018	80,000	84,320

Commercial Services & Supplies : 0.12%
Clean Harbors Incorporated	5.13	6-1-2021	100,000	102,250

4

Wells Fargo Real Return Portfolio	Portfolio of investments — February 28, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Machinery : 0.16%

Case New Holland Industrial Incorporated	7.88%	12-1-2017	$65,000	$67,600
Meritor Incorporated	6.75	6-15-2021	65,000	67,600
				135,200

Trading Companies & Distributors : 0.38%

Aircastle Limited	4.63	12-15-2018	100,000	103,750
Ashtead Capital Incorporated 144A	6.50	7-15-2022	100,000	104,590
H&E Equipment Services Incorporated	7.00	9-1-2022	100,000	105,250
				313,590

Information Technology : 0.56%

Communications Equipment : 0.07%

ViaSat Incorporated	6.88	6-15-2020	55,000	56,407

Electronic Equipment, Instruments & Components : 0.19%

Jabil Circuit Incorporated	8.25	3-15-2018	75,000	79,796
Zebra Technologies Corporation	7.25	10-15-2022	70,000	75,727
				155,523

Internet Software & Services : 0.20%

IAC/InterActiveCorp	4.88	11-30-2018	103,000	104,545
Match Group Incorporated	6.75	12-15-2022	55,000	58,025
				162,570

Technology Hardware, Storage & Peripherals : 0.10%
EMC Corporation	2.65	6-1-2020	90,000	87,715

Materials : 0.46%

Chemicals : 0.10%
Ashland Incorporated	3.88	4-15-2018	80,000	81,400

Containers & Packaging : 0.26%

Owens-Illinois Incorporated	7.80	5-15-2018	120,000	127,200
Reynolds Group Holdings	5.75	10-15-2020	85,000	87,550
				214,750

Metals & Mining : 0.10%
Steel Dynamics Incorporated	6.38	8-15-2022	80,000	83,600

Real Estate : 0.56%

Equity REITs : 0.49%

DuPont Fabros Technology Incorporated LP	5.88	9-15-2021	60,000	62,550
Equinix Incorporated	5.38	1-1-2022	120,000	126,750
Iron Mountain Incorporated 144A	6.00	10-1-2020	100,000	105,029
VEREIT Operating Partnership LP	3.00	2-6-2019	100,000	100,370
VEREIT Operating Partnership LP	4.13	6-1-2021	10,000	10,214
				404,913

Real Estate Management & Development : 0.07%
Taylor Morrison Communities Incorporated 144A	5.25	4-15-2021	60,000	61,500

Telecommunication Services : 0.67%

Diversified Telecommunication Services : 0.31%

CenturyLink Incorporated	5.63	4-1-2020	90,000	95,119
Frontier Communications Corporation	8.13	10-1-2018	75,000	80,250

5

Portfolio of investments — February 28, 2017 (unaudited)	Wells Fargo Real Return Portfolio

Security name	Interest rate	Maturity date	Principal	Value

Diversified Telecommunication Services (continued)

Hughes Satellite Systems Corporation	6.50%	6-15-2019	$75,000	$81,210
				256,579

Wireless Telecommunication Services : 0.36%

Sprint Communications Incorporated 144A	9.00	11-15-2018	130,000	142,350
T-Mobile USA Incorporated	6.13	1-15-2022	50,000	52,974
T-Mobile USA Incorporated	6.25	4-1-2021	5,000	5,175
T-Mobile USA Incorporated	6.46	4-28-2019	100,000	100,758
				301,257

Total Corporate Bonds and Notes (Cost $7,417,011)				7,442,843

Loans : 3.67%

Consumer Discretionary : 0.39%

Auto Components : 0.07%
Allison Transmission Incorporated ±	3.28	9-23-2022	56,571	57,207

Household Products : 0.32%

Michaels Stores Incorporated ±	3.75	1-30-2023	131,874	131,497
The ServiceMaster Company LLC ±	3.28	11-8-2023	135,000	136,350
				267,847

Consumer Staples : 0.18%

Food Products : 0.18%

Pinnacle Foods Incorporated ±%%<	3.06	2-2-2024	60,000	60,275
Prestige Brands Incorporated ±%%<	3.53	1-26-2024	85,000	86,027
				146,302

Financials : 0.24%

Diversified Financial Services : 0.24%

Delos Finance SARL ±	3.50	10-6-2023	135,000	136,153
LPL Holdings Incorporated ±	3.28	3-29-2019	65,000	65,041
				201,194

Health Care : 0.23%

Health Care Providers & Services : 0.23%

Change Healthcare Holdings LLC ±%%<	3.81	2-8-2024	45,000	45,188
Community Health Systems Incorporated ±	4.27	12-31-2018	114,338	114,001
TeamHealth Incorporated ±	3.75	2-6-2024	35,000	34,891
				194,080

Industrials : 1.00%

Aerospace & Defense : 0.14%
TransDigm Incorporated ±	3.96	2-28-2020	117,603	118,051

Airlines : 0.16%
Delta Air Lines Incorporated ±	3.28	8-24-2022	133,313	134,118

Commercial Services & Supplies : 0.36%

ADS Waste Holdings Incorporated ±	3.50	11-10-2023	100,000	101,000
Columbus McKinnon Corporation ±%%<	4.00	1-31-2024	65,000	65,366

6

Wells Fargo Real Return Portfolio	Portfolio of investments — February 28, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Commercial Services & Supplies (continued)

KAR Auction Services Incorporated ±	4.19%	3-9-2021	$131,279	$132,387
				298,753

Communications Equipment : 0.34%

Charter Communications Operating LLC ±%%<	2.79	1-3-2021	145,000	145,599
Virgin Media Bristol LLC ±	3.52	1-31-2025	135,000	135,525
				281,124

Information Technology : 0.53%

Electronic Equipment, Instruments & Components : 0.16%

Dell International LLC ±%%<	3.56	9-7-2023	45,000	45,275
Zebra Technologies Corporation ±	3.43	10-27-2021	83,972	84,979
				130,254

Internet Software & Services : 0.23%

Ancestry.com Incorporated ±	4.25	10-19-2023	55,000	55,619
Zayo Group LLC ±%%<	3.50	1-19-2024	90,450	91,297
Zayo Group LLC ±%%<	3.56	1-12-2024	43,550	43,958
				190,874

IT Services : 0.11%
First Data Corporation ±	3.78	7-10-2022	93,295	93,902

Semiconductors & Semiconductor Equipment : 0.03%
Micron Technology Incorporated ±	4.54	4-26-2022	19,950	20,201

Materials : 0.54%

Chemicals : 0.28%

Huntsman International LLC ±	3.80	4-1-2023	99,750	100,789
Ineos US Finance LLC ±	3.81	12-15-2020	131,964	132,048
				232,837

Containers & Packaging : 0.26%

Berry Plastics Corporation ±%%<	3.31	2-8-2020	180,000	180,824
Reynolds Group Holdings Incorporated ±	3.78	2-5-2023	29,925	30,149
				210,973

Real Estate : 0.14%

Equity REITs : 0.14%
MGM Growth Properties LLC ±	3.28	4-25-2023	114,424	115,317

Telecommunication Services : 0.30%

Diversified Telecommunication Services : 0.16%
Level 3 Financing Incorporated ±%%<	3.31	2-14-2024	129,470	130,071

Wireless Telecommunication Services : 0.14%
SBA Communications Corporation ±<	3.04	3-24-2021	120,000	120,500

Utilities : 0.12%

Independent Power & Renewable Electricity Producers : 0.12%
Calpine Corporation ±	3.75	1-15-2024	99,495	99,956

Total Loans (Cost $3,031,072)				3,043,561

7

Portfolio of investments — February 28, 2017 (unaudited)	Wells Fargo Real Return Portfolio

Security name	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities : 66.61%
TIPS	0.13%	4-15-2018	$287,216	$291,372
TIPS	0.13	4-15-2019	1,586,724	1,617,544
TIPS	0.13	4-15-2020	3,902,146	3,974,109
TIPS	0.13	4-15-2021	3,560,217	3,608,198
TIPS	0.13	1-15-2022	1,557,367	1,574,751
TIPS	0.13	7-15-2022	2,314,941	2,343,482
TIPS	0.13	1-15-2023	1,762,426	1,769,597
TIPS	0.13	7-15-2024	1,911,546	1,905,636
TIPS	0.13	7-15-2026	2,296,439	2,256,129
TIPS	0.25	1-15-2025	1,946,901	1,941,388
TIPS	0.38	7-15-2023	2,251,223	2,298,996
TIPS	0.38	7-15-2025	1,837,616	1,853,262
TIPS	0.38	1-15-2027	1,234,333	1,237,851
TIPS	0.63	7-15-2021	1,435,395	1,494,682
TIPS	0.63	1-15-2024	1,774,528	1,828,351
TIPS	0.63	1-15-2026	2,611,300	2,675,475
TIPS	0.63	2-15-2043	577,555	543,753
TIPS	0.75	2-15-2042	1,057,775	1,028,255
TIPS	0.75	2-15-2045	1,189,302	1,150,974
TIPS	0.88	2-15-2047	200,030	200,387
TIPS	1.00	2-15-2046	917,037	946,689
TIPS	1.13	1-15-2021	2,621,193	2,769,890
TIPS	1.25	7-15-2020	1,284,166	1,365,267
TIPS	1.38	7-15-2018	576,589	599,308
TIPS	1.38	1-15-2020	1,172,283	1,240,931
TIPS	1.38	2-15-2044	978,935	1,095,909
TIPS	1.63	1-15-2018	316,918	325,695
TIPS	1.75	1-15-2028	685,696	781,582
TIPS	1.88	7-15-2019	531,438	568,144
TIPS	2.00	1-15-2026	1,702,974	1,946,356
TIPS	2.13	1-15-2019	466,668	494,330
TIPS	2.13	2-15-2040	927,118	1,180,942
TIPS	2.13	2-15-2041	567,767	727,478
TIPS	2.38	1-15-2025	1,165,537	1,354,185
TIPS	2.38	1-15-2027	658,449	784,487
TIPS	2.50	1-15-2029	669,078	825,316
TIPS	2.63	7-15-2017	58,244	59,524
TIPS	3.38	4-15-2032	204,024	289,578
TIPS	3.63	4-15-2028	1,052,354	1,410,453
TIPS	3.88	4-15-2029	631,502	881,791
Total U.S. Treasury Securities (Cost $53,706,015)				55,242,047

Yankee Corporate Bonds and Notes : 0.72%

Consumer Discretionary : 0.12%

Automobiles : 0.12%
Jaguar Land Rover Automotive plc 144A	4.13	12-15-2018	100,000	102,025

Consumer Staples : 0.12%

Food & Staples Retailing : 0.12%
Tesco plc 144A	5.50	11-15-2017	100,000	102,240

Financials : 0.20%

Banks : 0.20%

Nielsen Holding and Finance BV 144A	5.50	10-1-2021	80,000	83,175
Royal Bank of Scotland Group plc	4.70	7-3-2018	80,000	81,886
				165,061

Health Care : 0.12%

Pharmaceuticals : 0.12%
Mallinckrodt International Finance SA	3.50	4-15-2018	100,000	100,250

8

Wells Fargo Real Return Portfolio	Portfolio of investments — February 28, 2017 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value

Information Technology : 0.13%

Communications Equipment : 0.13%
Nokia Corporation		5.38%	5-15-2019	$100,000	$105,750

Materials : 0.03%

Containers & Packaging : 0.03%
Ardagh Packaging Finance plc 144A±		3.96	12-15-2019	23,874	24,351

Total Yankee Corporate Bonds and Notes (Cost $594,722)					599,677

		Yield		Shares
Short-Term Investments : 6.54%

Investment Companies : 6.48%
Securities Lending Cash Investment LLC (l)(r)(u)		0.84		102,352	102,363
Wells Fargo Government Money Market Fund Select Class (l)(u)##		0.48		5,272,195	5,272,195
					5,374,558

				Principal
U.S. Treasury Securities : 0.06%

U.S. Treasury Bill (z)#		0.49	3-16-2017	$50,000	49,991

Total Short-Term Investments (Cost $5,424,547)					5,424,549

Total investments in securities (Cost $81,098,403)*	100.93%				83,708,357
Other assets and liabilities, net	(0.93)				(770,330)

Total net assets	100.00%				$82,938,027

†	Non-income-earning security
«	All or a portion of this security is on loan.
(i)	Illiquid security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
%%	The security is issued on a when-issued basis.
<	All or a portion of the position represents an unfunded loan commitment.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued and/or unfunded loans.
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $81,063,389 and unrealized gains (losses) consists of:

Gross unrealized gains	$3,116,122
Gross unrealized losses	(471,154)

Net unrealized gains	$2,644,968

Abbreviations:
ADR	American depositary receipt
LLC	Limited liability company
LP	Limited partnership
plc	Public limited company
REIT	Real estate investment trust
TIPS	Treasury inflation-protected securities

9

Wells Fargo Real Return Portfolio (the “Portfolio”)

Notes to Portfolio of investments – February 28, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Portfolio are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On February 28, 2017, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”) an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Loans

The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Portfolio purchases participations, it generally has no rights to enforce compliance with terms of the loan agreement with the borrower. As a result, the Portfolio assumes the credit risk of both the borrower and the lender that is selling the participation. When the Portfolio purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

As of February 28, 2017, the Portfolio had unfunded loan commitments of $808,968.

When-issued transactions

The Portfolio may purchase securities on a forward commitment or when-issued basis. The Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Inflation-indexed bonds and TIPS

The Portfolio may invest in inflation-indexed bonds, including Treasury inflation-protected securities (TIPS). Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Inflation-indexed bonds, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 28, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer staples	$2,963,033	$0	$0	$2,963,033
Energy	2,792,426	0	0	2,792,426
Materials	3,257,445	0	0	3,257,445
Real estate	2,942,776	0	0	2,942,776
Corporate bonds and notes	0	7,442,843	0	7,442,843
Loans	0	2,978,195	65,366	3,043,561
U.S. Treasury securities	55,242,047	0	0	55,242,047
Yankee corporate bonds and notes	0	599,677	0	599,677
Short-term investments
Investment companies	5,272,195	0	0	5,272,195
U.S. Treasury securities	49,991	0	0	49,991
Investments measured at net asset value*				102,363

	72,519,913	11,020,715	65,366	83,708,357
Futures contracts	2,063	0	0	2,063

Total assets	$72,521,976	$11,020,715	$65,366	$83,710,420

Liabilities
Futures contracts	$47	$0	$0	$47

Total liabilities	$47	$0	$0	$47

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Portfolio’s investment in Securities Lending Cash Investments, LLC valued at $102,363 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. All other assets and liabilities are reported at their market value at measurement date.

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 28, 2017, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Derivative transactions

For the nine months ended February 28, 2017, the Portfolio entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio.

At February 28, 2017, the Portfolio had long and short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at February 28, 2017	Unrealized gains
6-21-2017	JPMorgan	3 Long	10-Year U.S. Treasury Notes	$373,734	$723
6-30-2017	JPMorgan	11 Short	2-Year U.S. Treasury Notes	2,380,469	142
6-30-2017	JPMorgan	22 Short	5-Year U.S. Treasury Notes	2,589,469	840

Wells Fargo WealthBuilder Conservative Allocation Fund	Portfolio of investments — February 28, 2017 (unaudited)

Security name		Shares	Value

Exchange-Traded Funds : 2.07%
iShares MSCI Germany ETF		33,706	$927,589
iShares MSCI Japan ETF		27,222	1,394,583
iShares National AMT-Free Municipal Bond ETF		63,018	6,857,619
SPDR S&P 500 ETF Trust		1,969	465,609

Total Exchange-Traded Funds (Cost $9,299,561)			9,645,400

Investment Companies : 98.04%

Affiliated Master Portfolios : 26.60%

Wells Fargo Core Bond Portfolio			111,362,218
Wells Fargo Emerging Growth Portfolio			3,438,647
Wells Fargo International Growth Portfolio			5,571,640
Wells Fargo Small Company Value Portfolio			3,458,887
			123,831,392

Alternative Investment Funds : 6.48%

AQR Managed Futures Strategy Fund Class R6		489,514	4,650,380
PIMCO CommodityRealReturn Strategy Fund Institutional Class		1,728,270	12,495,393
The Arbitrage Fund Class I †		351,343	4,665,835
Voya Global Real Estate Fund Class I		432,418	8,362,969
			30,174,577

Bond Funds : 47.30%

Federated Institutional High Yield Bond Fund Institutional Class		1,175,780	11,828,344
Oppenheimer International Bond Fund Class I		3,770,159	21,527,609
PIMCO High Yield Fund Institutional Class		3,964,656	35,523,317
Wells Fargo Government Securities Fund Institutional Class (l)		6,038,339	65,636,745
Wells Fargo Short Duration Government Bond Fund Class R6 (l)		8,647,034	85,692,103
			220,208,118

Stock Funds : 17.66%

American Century Growth Fund Institutional Class		174,628	5,347,095
Calamos Market Neutral Income Fund Class I		356,861	4,667,746
DFA International Small Cap Value Portfolio Institutional Class		92,504	1,859,323
Dodge & Cox International Stock Fund		68,946	2,773,025
Invesco Growth and Income Fund Class R6		255,286	6,982,067
MFS Value Fund Class I		366,119	13,967,435
Oakmark Fund Class I		92,363	6,968,810
Oppenheimer Developing Markets Fund Class I		40,552	1,384,028
Royce Pennsylvania Mutual Fund Institutional Class		308,891	3,450,307
T. Rowe Price Blue Chip Growth Fund Retail Class		94,868	7,497,385
T. Rowe Price International Discovery Fund		33,010	1,870,320
Templeton Institutional Foreign Equity Fund Primary Class		143,614	2,767,441
Thornburg International Value Fund Institutional Class		345,000	8,317,940
Wells Fargo Emerging Markets Equity Fund Class R6 (l)		107,891	2,308,861
Wells Fargo Endeavor Select Fund Institutional Class (l)		488,198	4,276,611
Wells Fargo Large Cap Growth Fund Class R6 (l)		91,700	4,283,301
Wells Fargo Small Cap Value Fund Class R6 †(l)		150,532	3,459,216
			82,180,911

Total Investment Companies (Cost $434,509,194)			456,394,998

	Yield
Short-Term Investments : 0.04%

Investment Companies : 0.02%
Wells Fargo Cash Investment Money Market Fund Select Class (l)(u)	0.83%	99,166	99,166

1

Portfolio of investments — February 28, 2017 (unaudited)	Wells Fargo WealthBuilder Conservative Allocation Fund

Security name		Yield	Maturity date	Principal	Value

U.S. Treasury Securities : 0.02%

U.S. Treasury Bill (z)#		0.47%	3-30-2017	$71,000	$70,977

Total Short-Term Investments (Cost $170,138)					170,143

Total investments in securities (Cost $443,978,893)*	100.15%				466,210,541

Other assets and liabilities, net	(0.15)				(681,099)

Total net assets	100.00%				$465,529,442

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $441,335,905 and unrealized gains (losses) consists of:

Gross unrealized gains	$32,844,524
Gross unrealized losses	(7,969,888)

Net unrealized gains	$24,874,636

Abbreviations:
AMT	Alternative minimum tax
ETF	Exchange-traded fund
SPDR	Standard & Poor’s Depositary Receipts

2

Wells Fargo WealthBuilder Conservative Allocation Fund (the “Fund”)

Notes to Portfolio of investments – February 28, 2017 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated mutual funds, unaffiliated mutual funds and exchange-traded funds (collectively, the “Underlying Funds”) to pursue its investment objective. The Underlying Funds incur separate expenses in seeking to achieve their investment objectives. Investments in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 28, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets

Investments in :
Exchange-traded funds	$9,645,400	$0	$0	$9,645,400
Investment companies	332,563,606	0	0	332,563,606
Short-term investments
Investment companies	99,166	0	0	99,166
U.S. Treasury securities	70,977	0	0	70,977
Investments measured at net asset value*				123,831,392

	342,379,149	0	0	466,210,541
Futures contracts	719	0	0	719

Total assets	$342,379,868	$0	$0	$466,211,260

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. At February 28, 2017, the affiliated Master Portfolios in aggregate were valued at $123,831,392, do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 28, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

The investment objective of each affiliated Master Portfolios is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation.
Wells Fargo Emerging Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo International Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Small Company Value Portfolio	Seeks long-term capital appreciation

Investments in affiliates

A summary of each Fund’s transactions in shares of affiliated Underlying Funds (excluding short-term investments and affiliated Master Funds) during the nine months ended February 28, 2017 were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Wells Fargo Emerging Markets Equity Fund Class R6	139,881	3,449	35,439	107,891	$2,308,861
Wells Fargo Endeavor Select Fund Institutional Class	571,104	83,477	166,383	488,198	4,276,611
Wells Fargo Government Securities Fund Institutional Class	6,475,834	356,069	793,564	6,038,339	65,636,745
Wells Fargo Large Cap Growth Fund Class R6	116,760	8,251	33,311	91,700	4,283,301
Wells Fargo Short Duration Government Bond Fund Class R6	9,604,049	337,983	1,294,998	8,647,034	85,692,103
Wells Fargo Small Cap Value Fund Class R6	194,282	23,223	66,973	150,532	3,459,216

					$165,656,837

In addition, the Fund invested in affiliated Master Portfolios. The Fund’s ownership of affiliated Master Portfolios was as follows:

	% of ownership, beginning of period		% of ownership, end of period		Value, end of period
Wells Fargo Core Bond Portfolio	3%		2%		$111,362,218
Wells Fargo Emerging Growth Portfolio	0	*	0	*	3,438,647
Wells Fargo International Growth Portfolio	4		4		5,571,640
Wells Fargo Small Company Value Portfolio	2		2		3,458,887

*	The amount invested is less than 1%.

Derivative transactions

For the nine months ended February 28, 2017, the Fund entered into futures contracts to gain market exposure to certain asset classes consistent with an active asset allocation strategy.

At February 28, 2017, the Fund had short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at February 28, 2017	Unrealized losses
6-21-2017	Goldman Sachs	46 Short	10-Year U.S. Treasury Notes	$5,730,594	$(17,362)

Wells Fargo WealthBuilder Growth Allocation Fund	Portfolio of investments — February 28, 2017 (unaudited)

Security name		Shares	Value

Exchange-Traded Funds : 2.67%

iShares MSCI Germany ETF		120,349	$3,312,004
iShares MSCI Japan ETF		97,094	4,974,126
iShares National AMT-Free Municipal Bond ETF		10,246	1,114,970
SPDR S&P 500 ETF Trust		7,072	1,672,316

Total Exchange-Traded Funds (Cost $10,050,020)			11,073,416

Investment Companies : 97.33%

Affiliated Master Portfolios : 15.45%

Wells Fargo Core Bond Portfolio			19,503,833
Wells Fargo Emerging Growth Portfolio			12,417,103
Wells Fargo International Growth Portfolio			19,629,925
Wells Fargo Small Company Value Portfolio			12,418,658

			63,969,519

Alternative Investment Funds : 6.33%

AQR Managed Futures Strategy Fund Class R6		395,181	3,754,221
PIMCO CommodityRealReturn Strategy Fund Institutional Class		1,532,411	11,079,330
The Arbitrage Fund Class I †		311,973	4,143,003
Voya Global Real Estate Fund Class I		373,420	7,221,941

			26,198,495

Bond Funds : 7.50%

Federated Institutional High Yield Bond Fund Institutional Class		278,393	2,800,633
Oppenheimer International Bond Fund Class I		1,471,886	8,404,467
PIMCO High Yield Fund Institutional Class		938,080	8,405,197
Wells Fargo Government Securities Fund Institutional Class (l)		1,055,183	11,469,839

			31,080,136

Stock Funds : 68.05%

American Century Growth Fund Institutional Class		627,016	19,199,227
Calamos Market Neutral Income Fund Class I		318,179	4,161,782
DFA International Small Cap Value Portfolio Institutional Class		330,093	6,634,865
Dodge & Cox International Stock Fund		246,340	9,907,776
Invesco Growth and Income Fund Class R6		914,340	25,007,188
MFS Value Fund Class I		1,315,156	50,173,216
Oakmark Fund Class I		331,080	24,980,000
Oppenheimer Developing Markets Fund Class I		144,968	4,947,767
Royce Pennsylvania Mutual Fund Institutional Class		1,109,136	12,389,049
T. Rowe Price Blue Chip Growth Fund Retail Class		340,394	26,901,359
T. Rowe Price International Discovery Fund		117,862	6,678,037
Templeton Institutional Foreign Equity Fund Primary Class		511,335	9,853,418
Thornburg International Value Fund Institutional Class		1,230,211	29,660,379
Wells Fargo Emerging Markets Equity Fund Class R6 (l)		385,044	8,239,938
Wells Fargo Endeavor Select Fund Institutional Class (l)		1,752,585	15,352,643
Wells Fargo Large Cap Growth Fund Class R6 (l)		329,197	15,376,791
Wells Fargo Small Cap Value Fund Class R6 †(l)		539,368	12,394,670

			281,858,105

Total Investment Companies (Cost $353,459,461)			403,106,255

	Yield

Short-Term Investments : 0.15%

Investment Companies : 0.12%

Wells Fargo Cash Investment Money Market Fund Select Class (l)(u)	0.83%	495,725	495,725

Portfolio of investments — February 28, 2017 (unaudited)	Wells Fargo WealthBuilder Growth Allocation Fund

Security name		Yield	Maturity date	Principal	Value

U.S. Treasury Securities : 0.03%

U.S. Treasury Bill (z)#		0.47%	3-30-2017	$126,000	$125,958

Total Short-Term Investments (Cost $621,675)					621,683

Total investments in securities (Cost $364,131,156)*	100.15%				414,801,354

Other assets and liabilities, net	(0.15)				(616,141)

Total net assets	100.00%				$414,185,213

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $357,116,570 and unrealized gains (losses) consists of:

Gross unrealized gains	$67,786,691
Gross unrealized losses	(10,101,907)

Net unrealized gains	$57,684,784

AMT	Alternative minimum tax
ETF	Exchange-traded fund
SPDR	Standard & Poor’s Depositary Receipts

Wells Fargo WealthBuilder Growth Allocation Fund (the “Fund”)

Notes to Fund of investments – February 28, 2017 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated mutual funds, unaffiliated mutual funds and exchange-traded funds (collectively, the “Underlying Funds”) to pursue its investment objective. The Underlying Funds incur separate expenses in seeking to achieve their investment objectives. Investments in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Investments in mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of Fund securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of Fund securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 28, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Exchange-traded funds	$11,073,416	$0	$0	$11,073,416
Investment companies	339,136,736	0	0	339,136,736
Short-term investments
Investment companies	495,725	0	0	495,725
U.S. Treasury securities	125,958	0	0	125,958
Investments measured at net asset value*				63,969,519

	350,831,835	0	0	414,801,354
Futures contracts	1,281	0	0	1,281

Total assets	$350,833,116	$0	$0	$414,802,635

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. At February 28, 2017, the affiliated Master Funds in aggregate were valued at $63,969,519, do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 28, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

The investment objective of each affiliated Master Fund is as follows:

Affiliated Master Fund	Investment objective
Wells Fargo Core Bond Fund	Seeks total return, consisting of income and capital appreciation
Wells Fargo Emerging Growth Fund	Seeks long-term capital appreciation
Wells Fargo International Growth Fund	Seeks long-term capital appreciation
Wells Fargo Small Company Value Fund	Seeks long-term capital appreciation

Investments in affiliates

A summary of each Fund’s transactions in shares of affiliated Underlying Funds (excluding short-term investments and affiliated Master Funds) during the nine months ended February 28, 2017 were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Wells Fargo Emerging Markets Equity Fund Class R6	450,592	4,327	69,875	385,044	$8,239,938
Wells Fargo Endeavor Select Fund Institutional Class	1,862,181	258,015	367,611	1,752,585	15,352,643
Wells Fargo Government Securities Fund Institutional Class	1,029,283	131,721	105,821	1,055,183	11,469,839
Wells Fargo Large Cap Growth Fund Class R6	379,154	17,903	67,860	329,197	15,376,791
Wells Fargo Small Cap Value Fund Class R6	634,547	69,662	164,841	539,368	12,394,670

					$62,833,881

In addition, the Fund invested in affiliated Master Portfolios. The Fund’s ownership of affiliated Master Portfolios is as follows:

	% of ownership, beginning of period		% of ownership, end of period		Value, end of period
Wells Fargo Core Bond Portfolio	0	%*	0	%*	$19,503,833
Wells Fargo Emerging Growth Portfolio	1		2		12,417,103
Wells Fargo International Growth Portfolio	14		14		19,629,925
Wells Fargo Small Company Value Portfolio	6		6		12,418,658

*	The amount invested is less than 1%.

Derivative transactions

For the nine months ended February 28, 2017, the Fund entered into futures contracts to gain market exposure to certain asset classes consistent with an active asset allocation strategy.

At February 28, 2017, the Fund had short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at February 28, 2017	Unrealized loss
6-21-2017	Goldman Sachs	82 Short	10-Year U.S. Treasury Notes	$10,215,406	$(30,950)

Wells Fargo WealthBuilder Growth Balanced Fund	Portfolio of investments — February 28, 2017 (unaudited)

Security name			Shares	Value

Exchange-Traded Funds : 2.47%

iShares MSCI Germany ETF			196,429	$5,405,726
iShares MSCI Japan ETF			158,612	8,125,693
iShares National AMT-Free Municipal Bond ETF			55,718	6,063,233
SPDR S&P 500 ETF Trust			11,502	2,719,878

Total Exchange-Traded Funds (Cost $20,595,124)				22,314,530

Investment Companies : 97.71%

Affiliated Master Portfolios : 19.60%

Wells Fargo Core Bond Portfolio				103,943,345
Wells Fargo Emerging Growth Portfolio				20,125,580
Wells Fargo International Growth Portfolio				32,505,958
Wells Fargo Small Company Value Portfolio				20,207,232

				176,782,115

Alternative Investment Funds : 6.46%

AQR Managed Futures Strategy Fund Class R6			906,302	8,609,867
PIMCO CommodityRealReturn Strategy Fund Institutional Class			3,362,839	24,313,327
The Arbitrage Fund Class I †			683,624	9,078,527
Voya Global Real Estate Fund Class I			841,821	16,280,815

				58,282,536

Bond Funds : 20.47%

Federated Institutional High Yield Bond Fund Institutional Class			1,459,712	14,684,701
Oppenheimer International Bond Fund Class I			7,629,823	43,566,290
PIMCO High Yield Fund Institutional Class			4,922,806	44,108,343
Wells Fargo Government Securities Fund Institutional Class (l)			7,560,598	82,183,703

				184,543,037

Stock Funds : 51.18%

American Century Growth Fund Institutional Class			1,020,316	31,242,073
Calamos Market Neutral Income Fund Class I			694,378	9,082,466
DFA International Small Cap Value Portfolio Institutional Class			539,057	10,835,038
Dodge & Cox International Stock Fund			401,115	16,132,834
Invesco Growth and Income Fund Class R6			1,489,700	40,743,299
MFS Value Fund Class I			2,137,687	81,552,749
Oakmark Fund Class I			539,168	40,680,249
Oppenheimer Developing Markets Fund Class I			235,772	8,046,907
Royce Pennsylvania Mutual Fund Institutional Class			1,804,689	20,158,376
T. Rowe Price Blue Chip Growth Fund Retail Class			553,970	43,780,246
T. Rowe Price International Discovery Fund			191,936	10,875,068
Templeton Institutional Foreign Equity Fund Primary Class			838,554	16,158,941
Thornburg International Value Fund Institutional Class			2,018,036	48,654,859
Wells Fargo Emerging Markets Equity Fund Class R6 (l)			626,706	13,411,513
Wells Fargo Endeavor Select Fund Institutional Class (l)			2,851,649	24,980,443
Wells Fargo Large Cap Growth Fund Class R6 (l)			535,840	25,029,063
Wells Fargo Small Cap Value Fund Class R6 †(l)			878,831	20,195,547

				461,559,671

Total Investment Companies (Cost $785,660,009)				881,167,359

	Yield
Short-Term Investments : 0.17%

Investment Companies : 0.14%

Wells Fargo Cash Investment Money Market Fund Select Class (l)(u)	0.83%		1,241,537	1,241,537

		Maturity date	Principal
U.S. Treasury Securities : 0.03%

U.S. Treasury Bill (z)#	0.47	3-30-2017	$277,000	276,909

1

Portfolio of investments — February 28, 2017 (unaudited)	Wells Fargo WealthBuilder Growth Balanced Fund

		Value
Total Short-Term Investments (Cost $1,518,428)		$1,518,446

Total investments in securities (Cost $807,773,561)*	100.35%	905,000,335

Other assets and liabilities, net	(0.35)	(3,187,562)

Total net assets	100.00%	$901,812,773

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $796,952,962 and unrealized gains (losses) consists of:

Gross unrealized gains	$129,164,430
Gross unrealized losses	(21,117,057)

Net unrealized gains	$108,047,373

Abbreviations:
AMT	Alternative minimum tax
ETF	Exchange-traded fund
SPDR	Standard & Poor’s Depositary Receipts

2

Wells Fargo WealthBuilder Growth Balanced Fund (the “Fund”)

Notes to Portfolio of investments – February 28, 2017 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated mutual funds, unaffiliated mutual funds and exchange-traded funds (collectively, the “Underlying Funds”) to pursue its investment objective. The Underlying Funds incur separate expenses in seeking to achieve their investment objectives. Investments in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 28, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Exchange-traded funds	$22,314,530	$0	$0	$22,314,530
Investment companies	704,385,244	0	0	704,385,244
Short-term investments
Investment companies	1,241,537	0	0	1,241,537
U.S. Treasury securities	276,909	0	0	276,909
Investments measured at net asset value*				176,782,115

	728,218,220	0	0	905,000,335
Futures contracts	2,828	0	0	2,828

Total assets	$728,221,048	$0	$0	$905,003,163

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. At February 28, 2017, the affiliated Master Portfolios in aggregate were valued at $176,782,115, do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 28, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

The investment objective of each affiliated Master Portfolios is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation.
Wells Fargo Emerging Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo International Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Small Company Value Portfolio	Seeks long-term capital appreciation

Investments in affiliates

A summary of each Fund’s transactions in shares of affiliated Underlying Funds (excluding short-term investments and affiliated Master Funds) during the nine months ended February 28, 2017 were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Wells Fargo Emerging Markets Equity Fund Class R6	770,740	7,378	151,412	626,706	$13,411,513
Wells Fargo Endeavor Select Fund Institutional Class	3,160,092	439,523	747,966	2,851,649	24,980,443
Wells Fargo Government Securities Fund Institutional Class	7,584,472	469,249	493,123	7,560,598	82,183,703
Wells Fargo Large Cap Growth Fund Class R6	644,959	30,720	139,839	535,840	25,029,063
Wells Fargo Small Cap Value Fund Class R6	1,083,617	119,351	324,137	878,831	20,195,547

					$165,800,269

In addition, the Fund invested in affiliated Master Portfolios. The Fund’s ownership of affiliated Master Portfolios was as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period
Wells Fargo Core Bond Portfolio	3%	2%	$103,943,345
Wells Fargo Emerging Growth Portfolio	2	3	20,125,580
Wells Fargo International Growth Portfolio	23	23	32,505,958
Wells Fargo Small Company Value Portfolio	10	9	20,207,232

Derivative transactions

For the nine months ended February 28, 2017, the Fund entered into futures contracts to gain market exposure to certain asset classes consistent with an active asset allocation strategy.

At February 28, 2017, the Fund had short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at February 28, 2017	Unrealized losses
6-21-2017	Goldman Sachs	181 Short	10-Year U.S. Treasury Notes	$22,548,641	$(68,316)

Wells Fargo WealthBuilder Moderate Balanced Fund	Portfolio of investments — February 28, 2017 (unaudited)

Security name	Shares	Value

Exchange-Traded Funds : 2.28%

iShares MSCI Germany ETF	108,528	$2,986,691
iShares MSCI Japan ETF	87,610	4,488,260
iShares National AMT-Free Municipal Bond ETF	73,791	8,029,937
SPDR S&P 500 ETF Trust	6,346	1,500,639

Total Exchange-Traded Funds (Cost $16,003,140)		17,005,527

Investment Companies : 97.99%

Affiliated Master Portfolios : 22.83%

Wells Fargo Core Bond Portfolio		130,391,125
Wells Fargo Emerging Growth Portfolio		11,082,621
Wells Fargo International Growth Portfolio		17,959,625
Wells Fargo Small Company Value Portfolio		11,145,744

		170,579,115

Alternative Investment Funds : 6.50%

AQR Managed Futures Strategy Fund Class R6	786,496	7,471,711
PIMCO CommodityRealReturn Strategy Fund Institutional Class	2,777,835	20,083,744
The Arbitrage Fund Class I †	565,653	7,511,873
Voya Global Real Estate Fund Class I	696,710	13,474,372

		48,541,700

Bond Funds : 34.23%

Federated Institutional High Yield Bond Fund Institutional Class	1,582,191	15,916,846
Oppenheimer International Bond Fund Class I	5,862,948	33,477,432
PIMCO High Yield Fund Institutional Class	5,334,493	47,797,054
Wells Fargo Government Securities Fund Institutional Class (l)	7,249,531	78,802,397
Wells Fargo Short Duration Government Bond Fund Class R6 (l)	8,048,984	79,765,429

		255,759,158

Stock Funds : 34.43%

American Century Growth Fund Institutional Class	562,815	17,233,409
Calamos Market Neutral Income Fund Class I	574,983	7,520,784
DFA International Small Cap Value Portfolio Institutional Class	297,617	5,982,107
Dodge & Cox International Stock Fund	221,614	8,913,324
Invesco Growth and Income Fund Class R6	822,563	22,497,085
MFS Value Fund Class I	1,179,698	45,005,470
Oakmark Fund Class I	297,605	22,454,275
Oppenheimer Developing Markets Fund Class I	130,264	4,445,906
Royce Pennsylvania Mutual Fund Institutional Class	995,379	11,118,381
T. Rowe Price Blue Chip Growth Fund Retail Class	305,703	24,159,678
T. Rowe Price International Discovery Fund	106,044	6,008,475
Templeton Institutional Foreign Equity Fund Primary Class	463,318	8,928,132
Thornburg International Value Fund Institutional Class	1,114,209	26,863,582
Wells Fargo Emerging Markets Equity Fund Class R6 (l)	346,371	7,412,342
Wells Fargo Endeavor Select Fund Institutional Class (l)	1,573,242	13,781,602
Wells Fargo Large Cap Growth Fund Class R6 (l)	295,536	13,804,501
Wells Fargo Small Cap Value Fund Class R6 †(l)	485,059	11,146,645

		257,275,698

Total Investment Companies (Cost $678,749,064)		732,155,671

Portfolio of investments — February 28, 2017 (unaudited)	Wells Fargo WealthBuilder Moderate Balanced Fund

Security name		Yield		Shares	Value

Short-Term Investments : 0.04%

Investment Companies : 0.01%

Wells Fargo Cash Investment Money Market Fund Select Class (l)(u)		0.83%		85,250	$85,250

			Maturity date	Principal
U.S. Treasury Securities : 0.03%

U.S. Treasury Bill (z)#		0.47	3-30-2017	$230,000	229,924

Total Short-Term Investments (Cost $315,159)					315,174

Total investments in securities (Cost $695,067,363)*	100.31%				749,476,372

Other assets and liabilities, net	(0.31)				(2,308,934)

Total net assets	100.00%				$747,167,438

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $687,595,192 and unrealized gains (losses) consists of:

Gross unrealized gains	$77,949,529
Gross unrealized losses	(16,068,349)

Net unrealized gains	$61,881,180

AMT	Alternative minimum tax
ETF	Exchange-traded fund
SPDR	Standard & Poor’s Depositary Receipts

Wells Fargo WealthBuilder Moderate Balanced Fund (the “Fund”)

Notes to Portfolio of investments – February 28, 2017 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated mutual funds, unaffiliated mutual funds and exchange-traded funds (collectively, the “Underlying Funds”) to pursue its investment objective. The Underlying Funds incur separate expenses in seeking to achieve their investment objectives. Investments in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Investments in mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

1

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 28, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Exchange-traded funds	$17,005,527	$0	$0	$17,005,527
Investment companies	561,576,556	0	0	561,576,556
Short-term investments
Investment companies	85,250	0	0	85,250
U.S. Treasury securities	229,924	0	0	229,924
Investments measured at net asset value*				170,579,115

	578,897,257	0	0	749,476,372
Futures contracts	2,344			2,344

Total assets	$578,899,601	$0	$0	$749,478,716

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. At February 28, 2017, the affiliated Master Portfolios in aggregate were valued at $170,579,115, do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 28, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation
Wells Fargo Emerging Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo International Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Small Company Value Portfolio	Seeks long-term capital appreciation

Investments in affiliates

A summary of each Fund’s transactions in shares of affiliated Underlying Funds (excluding short-term investments and affiliated Master Portfolios) during the nine months ended February 28, 2017 were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Wells Fargo Emerging Markets Equity Fund Class R6	439,818	11,366	104,813	346,371	$7,412,342
Wells Fargo Endeavor Select Fund Institutional Class	1,825,750	245,889	498,397	1,573,242	13,781,602
Wells Fargo Government Securities Fund Institutional Class	7,628,131	418,436	797,036	7,249,531	78,802,397
Wells Fargo Large Cap Growth Fund Class R6	371,415	16,871	92,750	295,536	13,804,501
Wells Fargo Short Duration Government Bond Fund Class R6	8,779,414	249,020	979,450	8,048,984	79,765,429
Wells Fargo Small Cap Value Fund Class R6	619,765	66,627	201,333	485,059	11,146,645

					$204,712,916

2

In addition, the Fund’s ownership of affiliated Master Portfolios is as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period
Wells Fargo Core Bond Portfolio	3%	2%	$130,391,125
Wells Fargo Emerging Growth Portfolio	1	1	11,082,621
Wells Fargo International Growth Portfolio	13	13	17,959,625
Wells Fargo Small Company Value Portfolio	6	5	11,145,744

Derivative transactions

For the nine months ended February 28, 2017, the Fund entered into futures contracts to gain market exposure to certain asset classes consistent with an active asset allocation strategy.

At February 28, 2017, the Fund had short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at February 28, 2017	Unrealized loss
6-21-2017	Goldman Sachs	150 Short	10-Year U.S. Treasury Notes	$18,686,719	$(56,615)

3

Wells Fargo WealthBuilder Equity Fund	Portfolio of investments — February 28, 2017 (unaudited)

Security name			Shares	Value

Exchange-Traded Funds : 2.98%

iShares MSCI Germany ETF			193,939	$5,337,201
iShares MSCI Japan ETF			155,426	7,962,474
SPDR S&P 500 ETF Trust			11,452	2,708,054

Total Exchange-Traded Funds (Cost $14,408,725)				16,007,729

Investment Companies : 97.02%

Affiliated Master Portfolios : 13.44%

Wells Fargo Emerging Growth Portfolio				20,114,885
Wells Fargo International Growth Portfolio				32,067,181
Wells Fargo Small Company Value Portfolio				20,134,632

				72,316,698

Stock Funds : 83.58%

American Century Growth Fund Institutional Class			1,016,071	31,112,078
DFA International Small Cap Value Portfolio Institutional Class			533,964	10,732,682
Dodge & Cox International Stock Fund			398,679	16,034,860
Invesco Growth and Income Fund Class R6			1,481,141	40,509,207
MFS Value Fund Class I			2,128,139	81,188,499
Oakmark Fund Class I			536,402	40,471,519
Oppenheimer Developing Markets Fund Class I			234,413	8,000,521
Royce Pennsylvania Mutual Fund Institutional Class			1,797,160	20,074,281
T. Rowe Price Blue Chip Growth Fund Retail Class			551,332	43,571,807
T. Rowe Price International Discovery Fund			190,754	10,808,144
Templeton Institutional Foreign Equity Fund Primary Class			827,166	15,939,488
Thornburg International Value Fund Institutional Class			1,987,153	47,910,269
Wells Fargo Emerging Markets Equity Fund Class R6 (l)			624,159	13,356,997
Wells Fargo Endeavor Select Fund Institutional Class (l)			2,839,622	24,875,091
Wells Fargo Large Cap Growth Fund Class R6 (l)			533,681	24,928,256
Wells Fargo Small Cap Value Fund Class R6 (l)†			874,087	20,086,511

				449,600,210

Total Investment Companies (Cost $422,568,909)				521,916,908

		Yield
Short-Term Investments : 0.37%

Investment Companies : 0.37%

Wells Fargo Cash Investment Money Market Fund Select Class (l)(u)		0.83%	2,002,078	2,002,078

Total Short-Term Investments (Cost $2,002,078)				2,002,078

Total investments in securities (Cost $438,979,712)*	100.37%			539,926,715

Other assets and liabilities, net	(0.37)			(1,995,942)

Total net assets	100.00%			$537,930,773

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
†	Non-income earning security
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $431,864,085 and unrealized gains (losses) consists of:

Gross unrealized gains	$115,921,604
Gross unrealized losses	(7,858,974)

Net unrealized gains	$108,062,630

1

Portfolio of investments — February 28, 2017 (unaudited)	Wells Fargo WealthBuilder Equity Fund

Abbreviations:
ETF	Exchange-traded fund
SPDR	Standard & Poor’s Depositary Receipts

2

Wells Fargo WealthBuilder Equity Fund (the “Fund”)

Notes to Portfolio of investments – February 28, 2017 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated mutual funds, unaffiliated mutual funds and exchange-traded funds (collectively, the “Underlying Funds”) to pursue its investment objective. The Underlying Funds incur separate expenses in seeking to achieve their investment objectives. Investments in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 28, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Exchange-traded funds	$16,007,729	$0	$0	$16,007,729
Investment companies	449,600,210	0	0	449,600,210
Short-term investments
Investment companies	2,002,078	0	0	2,002,078
Investments measured at net asset value*				72,316,698

Total assets	$467,610,017	$0	$0	$539,926,715

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. At February 28, 2017, the affiliated Master Portfolios in aggregate were valued at $72,316,698, do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 28, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

The investment objective of each affiliated Master Portfolios is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Emerging Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo International Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Small Company Value Portfolio	Seeks long-term capital appreciation

Investments in affiliates

A summary of each Fund’s transactions in shares of affiliated Underlying Funds (excluding short-term investments and affiliated Master Portfolios) during the nine months ended February 28, 2017 were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Wells Fargo Emerging Markets Equity Fund Class R6	553,651	203,962	133,454	624,159	$13,356,997
Wells Fargo Endeavor Select Fund Institutional Class	2,260,399	1,272,208	692,985	2,839,622	24,875,091
Wells Fargo Large Cap Growth Fund Class R6	464,289	199,556	130,164	533,681	24,928,256
Wells Fargo Small Cap Value Fund Class R6	773,175	331,628	230,716	874,087	20,086,511

					$83,246,855

In addition, the Fund invested in affiliated Master Portfolios. The Fund’s ownership of affiliated Master Portfolios is as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period
Wells Fargo Emerging Growth Portfolio	2%	3%	$20,114,885
Wells Fargo International Growth Portfolio	17	23	32,067,181
Wells Fargo Small Company Portfolio	7	9	20,134,632

ITEM 2.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:
/s/ Andrew Owen
Andrew Owen
President

Date:	April 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Funds Trust

By:
/s/ Andrew Owen
Andrew Owen
President

Date:	April 26, 2017

By:
/s/ Nancy Wiser
Nancy Wiser
Treasurer

Date:	April 26, 2017

By:
/s/ Jeremy DePalma
Jeremy DePalma
Treasurer

Date:	April 26, 2017